UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—96.3% †	Number of Shares	Fair Value
Aerospace & Defense—2.9%
General Dynamics Corp.	1,763	$231,605
Hexcel Corp.	5,034	220,036
Honeywell International Inc.	2,516	281,918
The Boeing Co.	1,008	127,956
		861,515
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	1,022	107,790
Airlines—0.9%
Delta Air Lines Inc.	5,707	277,817
Apparel, Accessories & Luxury Goods—0.6%
Ralph Lauren Corp.	743	71,521
VF Corp.	1,461	94,614
		166,135
Application Software—0.8%
Intuit Inc.	2,172	225,910
Asset Management & Custody Banks—3.1%
Ameriprise Financial Inc.	2,695	253,357
Invesco Ltd.	10,341	318,192
State Street Corp.	5,940	347,609	(a)
		919,158
Auto Parts & Equipment—1.1%
Delphi Automotive PLC	4,436	332,789
Automobile Manufacturers—0.6%
Ford Motor Co.	13,342	180,117
Automotive Retail—0.2%
Advance Auto Parts Inc.	383	61,410
Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	1,431	199,224	(b)
Amgen Inc.	5,020	752,649
Gilead Sciences Inc.	4,564	419,249
Vertex Pharmaceuticals Inc.	1,176	93,480	(b)
		1,464,602
Broadcasting—0.3%
CBS Corp., Class B	1,661	91,504
Cable & Satellite—4.4%
Charter Communications Inc., Class A	563	113,968	(b)
Comcast Corp., Class A	12,389	756,720
Liberty Global PLC, Class C	8,051	302,395	(b)
Sirius XM Holdings Inc.	35,787	141,359	(b)
		1,314,442
Casinos & Gaming—0.3%
Las Vegas Sands Corp.	1,942	100,363
Communications Equipment—2.2%
Cisco Systems Inc.	23,158	659,308
Consumer Finance—1.4%
Discover Financial Services	8,264	420,803
Data Processing & Outsourced Services—2.1%
PayPal Holdings Inc.	4,856	187,442	(b)
Visa Inc., Class A	5,623	430,047
		617,489

Diversified Banks—5.7%
Bank of America Corp.	36,285	490,573
Citigroup Inc.	10,121	422,552
JPMorgan Chase & Co.	9,921	587,521
Wells Fargo & Co.	4,094	197,986
		1,698,632
Diversified Chemicals—0.1%
The Dow Chemical Co.	895	45,520
Drug Retail—0.6%
CVS Health Corp.	1,638	169,910
Electric Utilities—0.7%
NextEra Energy Inc.	1,808	213,959
Fertilizers & Agricultural Chemicals—0.2%
Monsanto Co.	585	51,328
General Merchandise Stores—0.6%
Dollar General Corp.	2,194	187,806
Healthcare Distributors—0.6%
Cardinal Health Inc.	2,196	179,962
Healthcare Equipment—4.7%
Abbott Laboratories	5,750	240,523
Boston Scientific Corp.	18,925	355,979	(b)
Medtronic PLC	8,613	645,975
Stryker Corp.	1,304	139,906
		1,382,383
Healthcare Supplies—0.6%
The Cooper Companies Inc.	1,252	192,770
Home Improvement Retail—1.7%
Lowe’s Companies Inc.	6,683	506,237
Hotels, Resorts & Cruise Lines—0.2%
Hilton Worldwide Holdings Inc.	2,395	53,935
Household Products—0.7%
The Procter & Gamble Co.	2,503	206,022
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	831	36,805
Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	2,177	149,103
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	7,237	109,785	(b)
Industrial Machinery—1.5%
Ingersoll-Rand PLC	7,280	451,433
Integrated Oil & Gas—5.0%
Chevron Corp.	4,384	418,234
Exxon Mobil Corp.	8,241	688,865
Occidental Petroleum Corp.	5,337	365,211
		1,472,310
Integrated Telecommunication Services—0.4%
Verizon Communications Inc.	2,282	123,411
Internet Retail—1.3%
Amazon.com Inc.	647	384,085	(b)
Internet Software & Services—5.6%
Alphabet Inc., Class A	526	401,286	(b)
Alphabet Inc., Class C	639	476,023	(b)
Baidu Inc. ADR	1,942	370,689	(b)
Facebook Inc., Class A	2,684	306,244	(b)
LinkedIn Corp., Class A	843	96,397	(b)
		1,650,639
Investment Banking & Brokerage—0.9%
The Charles Schwab Corp.	9,201	257,812

IT Consulting & Other Services—0.4%
Cognizant Technology Solutions Corp., Class A	1,699	106,527	(b)
Movies & Entertainment—2.2%
The Walt Disney Co.	2,454	243,707
Time Warner Inc.	5,559	403,305
		647,012
Multi-Line Insurance—1.8%
American International Group Inc.	2,172	117,397
The Hartford Financial Services Group Inc.	9,028	416,010
		533,407
Multi-Utilities—0.8%
Dominion Resources Inc.	2,811	211,162
Sempra Energy	168	17,481
		228,643
Oil & Gas Equipment & Services—1.3%
Schlumberger Ltd.	5,147	379,591
Oil & Gas Exploration & Production—1.8%
Concho Resources Inc.	626	63,251	(b)
ConocoPhillips	3,489	140,502
Hess Corp.	6,155	324,061
		527,814
Packaged Foods & Meats—0.9%
Mondelez International Inc., Class A	6,769	271,572
Paper Packaging—0.2%
Packaging Corporation of America	777	46,931
Pharmaceuticals—8.1%
Allergan PLC	3,448	924,167	(b,c)
Johnson & Johnson	5,899	638,272
Merck & Company Inc.	10,161	537,619
Pfizer Inc.	9,711	287,834
		2,387,892
Property & Casualty Insurance—1.5%
Chubb Ltd.	2,974	354,352
XL Group PLC	2,259	83,131
		437,483
Railroads—0.1%
CSX Corp.	1,525	39,269
Research & Consulting Services—1.2%
Nielsen Holdings PLC	6,850	360,721
Semiconductor Equipment—1.4%
Applied Materials Inc.	19,041	403,288
Semiconductors—2.4%
NXP Semiconductors N.V.	855	69,315	(b)
QUALCOMM Inc.	12,385	633,369
		702,684
Soft Drinks—2.0%
PepsiCo Inc.	5,664	580,447
Specialized Finance—2.2%
CME Group Inc.	3,450	331,373
McGraw Hill Financial Inc.	3,195	316,241
		647,614
Specialized REITs—2.2%
American Tower Corp.	5,329	545,530
Extra Space Storage Inc.	984	91,964
		637,494
Specialty Chemicals—0.3%
PPG Industries Inc.	938	104,578

Systems Software—2.1%
Microsoft Corp.	6,766	373,686
Oracle Corp.	5,859	239,692
		613,378
Technology Hardware, Storage & Peripherals—3.9%
Apple Inc.	7,131	777,208
HP Inc.	10,087	124,272
Western Digital Corp.	5,601	264,591
		1,166,071
Trading Companies & Distributors—1.1%
United Rentals Inc.	5,302	329,731	(b)

Total Common Stock (Cost $25,247,803)		28,477,146

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	3,841	86,461	(d)
Industrial Select Sector SPDR Fund	6,710	372,204	(d)

Total Exchange Traded Funds (Cost $292,160)		458,665
Total Investments in Securities (Cost $25,539,963)		28,935,811

Short-Term Investments—2.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $601,740)		601,740	(c,d,e)

Total Investments (Cost $26,141,703)		29,537,551

Other Assets and Liabilities, net—0.1%		22,420

NET ASSETS—100.0%		$29,559,971

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

SPDR    Standard and Poor’s Depositary Receipt

GEI S&P 500 Index Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—99.3% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	2,430	$202,249
The Interpublic Group of Companies Inc.	3,820	87,669
		289,918
Aerospace & Defense—2.5%
General Dynamics Corp.	2,894	380,185
Honeywell International Inc.	7,494	839,703
L-3 Communications Holdings Inc.	801	94,918
Lockheed Martin Corp.	2,552	565,268
Northrop Grumman Corp.	1,771	350,481
Raytheon Co.	2,872	352,193
Rockwell Collins Inc.	1,236	113,972
Textron Inc.	2,725	99,353
The Boeing Co.	6,040	766,718
United Technologies Corp.	7,583	759,058
		4,321,849
Agricultural & Farm Machinery—0.1%
Deere & Co.	2,806	216,034
Agricultural Products—0.1%
Archer-Daniels-Midland Co.	5,624	204,207
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,445	107,262
Expeditors International of Washington Inc.	1,799	87,809
FedEx Corp.	2,488	404,848
United Parcel Service Inc., Class B	6,702	706,860
		1,306,779
Airlines—0.6%
American Airlines Group Inc.	5,700	233,757
Delta Air Lines Inc.	7,530	366,561
Southwest Airlines Co.	6,149	275,475
United Continental Holdings Inc.	3,400	203,524	(a)
		1,079,317
Alternative Carriers—0.1%
Level 3 Communications Inc.	2,800	147,980	(a)
Aluminum—0.1%
Alcoa Inc.	13,140	125,881
Apparel Retail—0.6%
L Brands Inc.	2,488	218,471
Ross Stores Inc.	4,024	232,990
The Gap Inc.	2,196	64,562
The TJX Companies Inc.	6,531	511,704
Urban Outfitters Inc.	846	27,994	(a)
		1,055,721
Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	2,689	107,802
Hanesbrands Inc.	4,000	113,360
Michael Kors Holdings Ltd.	1,622	92,389	(a)
PVH Corp.	769	76,177
Ralph Lauren Corp.	600	57,756
Under Armour Inc., Class A	1,700	144,211	(a)
VF Corp.	3,215	208,204
		799,899

Application Software—0.8%
Adobe Systems Inc.	4,784	448,739	(a)
Autodesk Inc.	2,148	125,250	(a)
Citrix Systems Inc.	1,607	126,278	(a)
Intuit Inc.	2,400	249,624
salesforce.com Inc.	5,909	436,262	(a)
Verint Systems Inc.	1	33	(a)
		1,386,186
Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	500	81,200	(a)
Ameriprise Financial Inc.	1,567	147,314
BlackRock Inc.	1,196	407,322
Franklin Resources Inc.	3,500	136,675
Invesco Ltd.	3,850	118,464
Legg Mason Inc.	1,100	38,148
Northern Trust Corp.	2,196	143,113
State Street Corp.	4,011	234,724	(b)
T Rowe Price Group Inc.	2,474	181,740
The Bank of New York Mellon Corp.	10,503	386,825
		1,875,525
Auto Parts & Equipment—0.3%
BorgWarner Inc.	2,247	86,285
Delphi Automotive PLC	2,756	206,755
Johnson Controls Inc.	6,401	249,447
		542,487
Automobile Manufacturers—0.5%
Ford Motor Co.	37,327	503,915
General Motors Co.	13,887	436,468
		940,383
Automotive Retail—0.4%
Advance Auto Parts Inc.	722	115,766
AutoNation Inc.	486	22,686	(a)
AutoZone Inc.	275	219,090	(a)
CarMax Inc.	2,090	106,799	(a)
O’Reilly Automotive Inc.	900	246,294	(a)
		710,635
Biotechnology—3.2%
AbbVie Inc.	15,473	883,818
Alexion Pharmaceuticals Inc.	2,101	292,501	(a)
Amgen Inc.	7,330	1,098,987
Baxalta Inc.	6,535	264,014
Biogen Inc.	2,115	550,577	(a)
Celgene Corp.	7,457	746,371	(a)
Gilead Sciences Inc.	13,305	1,222,197
Regeneron Pharmaceuticals Inc.	750	270,330	(a)
Vertex Pharmaceuticals Inc.	2,300	182,827	(a)
		5,511,622
Brewers—0.1%
Molson Coors Brewing Co., Class B	1,598	153,696
Broadcasting—0.2%
CBS Corp., Class B	3,932	216,614
Discovery Communications Inc., Class A	1,497	42,859	(a)
Discovery Communications Inc., Class C	2,397	64,719	(a)
Scripps Networks Interactive Inc., Class A	1,000	65,500
TEGNA Inc.	1,870	43,870
		433,562
Building Products—0.1%
Allegion PLC	933	59,441
Masco Corp.	3,490	109,761
		169,202

Cable & Satellite—1.2%
Cablevision Systems Corp., Class A	2,000	66,000
Comcast Corp., Class A	23,391	1,428,722
Time Warner Cable Inc.	2,696	551,656
		2,046,378
Casinos & Gaming—0.0% *
Wynn Resorts Ltd.	791	73,903
Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	3,404	291,314
Communications Equipment—1.0%
Cisco Systems Inc.	48,437	1,379,001
F5 Networks Inc.	700	74,095	(a)
Harris Corp.	1,100	85,646
Juniper Networks Inc.	3,500	89,285
Motorola Solutions Inc.	1,444	109,311
		1,737,338
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	2,900	94,076
GameStop Corp., Class A	1,200	38,076
		132,152
Construction & Engineering—0.1%
Fluor Corp.	1,478	79,369
Jacobs Engineering Group Inc.	1,150	50,082	(a)
Quanta Services Inc.	1,200	27,072	(a)
		156,523
Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	5,602	428,777
Cummins Inc.	1,556	171,067
PACCAR Inc.	3,503	191,579
		791,423
Construction Materials—0.1%
Martin Marietta Materials Inc.	600	95,706
Vulcan Materials Co.	1,298	137,030
		232,736
Consumer Electronics—0.1%
Garmin Ltd.	1,300	51,948
Harman International Industries Inc.	700	62,328
		114,276
Consumer Finance—0.7%
American Express Co.	8,058	494,761
Capital One Financial Corp.	4,984	345,441
Discover Financial Services	3,877	197,417
Navient Corp.	3,883	46,480
Synchrony Financial	7,658	219,478	(a)
		1,303,577
Data Processing & Outsourced Services—2.3%
Alliance Data Systems Corp.	600	132,000	(a)
Automatic Data Processing Inc.	4,426	397,057
Fidelity National Information Services Inc.	2,600	164,606
Fiserv Inc.	2,226	228,343	(a)
Mastercard Inc., Class A	9,386	886,977
Paychex Inc.	3,125	168,781
PayPal Holdings Inc.	10,660	411,476	(a)
The Western Union Co.	5,024	96,913
Total System Services Inc.	1,602	76,223
Visa Inc., Class A	18,432	1,409,679
Xerox Corp.	8,947	99,849
		4,071,904

Department Stores—0.2%
Kohl’s Corp.	1,973	91,962
Macy’s Inc.	3,030	133,593
Nordstrom Inc.	1,392	79,636
		305,191
Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,020	100,439
Constellation Brands Inc., Class A	1,694	255,947
		356,386
Distributors—0.1%
Genuine Parts Co.	1,496	148,643
Diversified Banks—4.3%
Bank of America Corp.	100,146	1,353,974
Citigroup Inc.	28,337	1,183,070
Comerica Inc.	1,556	58,926
JPMorgan Chase & Co.	35,451	2,099,408
U.S. Bancorp	15,846	643,189
Wells Fargo & Co.	44,769	2,165,029
		7,503,596
Diversified Chemicals—0.7%
Eastman Chemical Co.	1,318	95,199
EI du Pont de Nemours & Co.	8,535	540,436
The Dow Chemical Co.	10,804	549,492
		1,185,127
Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	10,498	108,549
Diversified Support Services—0.0% *
Cintas Corp.	900	80,829
Drug Retail—1.0%
CVS Health Corp.	10,589	1,098,397
Walgreens Boots Alliance Inc.	8,374	705,426
		1,803,823
Electric Utilities—2.1%
American Electric Power Company Inc.	4,641	308,162
Duke Energy Corp.	6,704	540,879
Edison International	3,242	233,067
Entergy Corp.	1,785	141,515
Eversource Energy	3,230	188,438
Exelon Corp.	8,725	312,879
FirstEnergy Corp.	4,254	153,016
NextEra Energy Inc.	4,362	516,199
PG&E Corp.	4,854	289,881
Pinnacle West Capital Corp.	1,100	82,577
PPL Corp.	6,737	256,478
The Southern Co.	8,958	463,397
Xcel Energy Inc.	4,780	199,900
		3,686,388
Electrical Components & Equipment—0.5%
AMETEK Inc.	2,400	119,952
Eaton Corporation PLC	4,545	284,335
Emerson Electric Co.	6,126	333,132
Rockwell Automation Inc.	1,319	150,036
		887,455
Electronic Components—0.2%
Amphenol Corp., Class A	2,800	161,896
Corning Inc.	10,334	215,877
		377,773

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,100	36,245
Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	3,689	228,423
Environmental & Facilities Services—0.2%
Republic Services Inc.	2,215	105,545
Stericycle Inc.	800	100,952	(a)
Waste Management Inc.	3,903	230,277
		436,774
Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings Inc.	2,385	74,746
FMC Corp.	1,400	56,518
Monsanto Co.	4,177	366,490
The Mosaic Co.	3,300	89,100
		586,854
Food Distributors—0.1%
Sysco Corp.	4,949	231,267
Food Retail—0.3%
The Kroger Co.	9,190	351,517
Whole Foods Market Inc.	2,988	92,957
		444,474
Footwear—0.5%
NIKE Inc., Class B	13,143	807,900
Gas Utilities—0.0% *
AGL Resources Inc.	1,155	75,237
General Merchandise Stores—0.5%
Dollar General Corp.	2,900	248,240
Dollar Tree Inc.	2,348	193,616	(a)
Target Corp.	5,749	473,028
		914,884
Gold—0.1%
Newmont Mining Corp.	4,919	130,747
Health Care REITs—0.3%
HCP Inc.	4,600	149,868
Ventas Inc.	3,029	190,706
Welltower Inc.	3,500	242,690
		583,264
Healthcare Distributors—0.5%
AmerisourceBergen Corp.	1,961	169,724
Cardinal Health Inc.	3,168	259,618
Henry Schein Inc.	800	138,104	(a)
McKesson Corp.	2,241	352,397
Patterson Companies Inc.	700	32,571
		952,414
Healthcare Equipment—2.2%
Abbott Laboratories	14,191	593,610
Baxter International Inc.	5,335	219,162
Becton Dickinson and Co.	2,012	305,462
Boston Scientific Corp.	13,499	253,916	(a)
CR Bard Inc.	735	148,962
Edwards Lifesciences Corp.	2,000	176,420	(a)
Hologic Inc.	2,400	82,800	(a)
Intuitive Surgical Inc.	370	222,388	(a)
Medtronic PLC	13,588	1,019,100
St Jude Medical Inc.	2,847	156,585
Stryker Corp.	3,037	325,840
Varian Medical Systems Inc.	1,000	80,020	(a)
Zimmer Biomet Holdings Inc.	1,640	174,873
		3,759,138

Healthcare Facilities—0.2%
HCA Holdings Inc.	3,007	234,696	(a)
Tenet Healthcare Corp.	973	28,149	(a)
Universal Health Services Inc., Class B	898	111,999
		374,844
Healthcare Services—0.4%
DaVita Healthcare Partners Inc.	1,458	106,988	(a)
Express Scripts Holding Co.	6,586	452,392	(a)
Laboratory Corporation of America Holdings	900	105,417	(a)
Quest Diagnostics Inc.	1,500	107,175
		771,972
Healthcare Supplies—0.1%
DENTSPLY SIRONA Inc.	2,300	141,749
Healthcare Technology—0.1%
Cerner Corp.	3,100	164,176	(a)
Home Building—0.1%
DR Horton Inc.	3,500	105,805
Lennar Corp., Class A	1,800	87,048
PulteGroup Inc.	3,135	58,656
		251,509
Home Entertainment Software—0.2%
Activision Blizzard Inc.	5,100	172,584
Electronic Arts Inc.	3,138	207,453	(a)
		380,037
Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	1,613	80,069	(a)
Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	67,760
Mohawk Industries Inc.	600	114,540	(a)
		182,300
Home Improvement Retail—1.3%
Lowe’s Companies Inc.	8,831	668,948
The Home Depot Inc.	12,201	1,627,980
		2,296,928
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	7,617	127,204
Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	4,300	226,911
Marriott International Inc., Class A	1,878	133,676
Royal Caribbean Cruises Ltd.	1,634	134,233
Starwood Hotels & Resorts Worldwide Inc.	1,710	142,666
Wyndham Worldwide Corp.	1,175	89,805
		727,291
Household Appliances—0.1%
Whirlpool Corp.	743	133,993
Household Products—2.0%
Church & Dwight Company Inc.	1,300	119,834
Colgate-Palmolive Co.	8,745	617,834
Kimberly-Clark Corp.	3,475	467,422
The Clorox Co.	1,289	162,492
The Procter & Gamble Co.	25,532	2,101,539
		3,469,121
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	2,635	116,704
Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,275	59,389

Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	4,208	663,097
Wal-Mart Stores Inc.	15,251	1,044,541
		1,707,638
Independent Power Producers & Energy Traders—0.1%
AES Corp.	7,200	84,960
NRG Energy Inc.	3,615	47,031
		131,991
Industrial Conglomerates—2.6%
3M Co.	5,800	966,454
Danaher Corp.	5,800	550,188
General Electric Co.	89,996	2,860,973	(c)
Roper Technologies Inc.	988	180,577
		4,558,192
Industrial Gases—0.4%
Air Products & Chemicals Inc.	1,941	279,601
Airgas Inc.	600	84,984
Praxair Inc.	2,774	317,484
		682,069
Industrial Machinery—0.7%
Dover Corp.	1,509	97,074
Flowserve Corp.	1,300	57,733
Illinois Tool Works Inc.	3,217	329,549
Ingersoll-Rand PLC	2,400	148,824
Parker-Hannifin Corp.	1,234	137,073
Pentair PLC	1,707	92,622
Snap-on Inc.	609	95,607
Stanley Black & Decker Inc.	1,499	157,710
Xylem Inc.	1,926	78,773
		1,194,965
Industrial REITs—0.1%
Prologis Inc.	5,229	231,017
Insurance Brokers—0.4%
Aon PLC	2,634	275,121
Marsh & McLennan Companies Inc.	5,153	313,251
Willis Towers Watson PLC	1,358	161,140
		749,512
Integrated Oil & Gas—3.2%
Chevron Corp.	18,232	1,739,333
Exxon Mobil Corp.	40,159	3,356,891
Occidental Petroleum Corp.	7,326	501,318
		5,597,542
Integrated Telecommunication Services—2.7%
AT&T Inc.	59,344	2,324,504
CenturyLink Inc.	5,562	177,761
Frontier Communications Corp.	11,474	64,140
Verizon Communications Inc.	39,521	2,137,296
		4,703,701
Internet Retail—2.0%
Amazon.com Inc.	3,707	2,200,623	(a)
Expedia Inc.	1,050	113,211
Netflix Inc.	4,105	419,654	(a)
The Priceline Group Inc.	485	625,146	(a)
TripAdvisor Inc.	1,150	76,475	(a)
		3,435,109

Internet Software & Services—4.3%
Akamai Technologies Inc.	1,733	96,303	(a)
Alphabet Inc., Class A	2,797	2,133,831	(a)
Alphabet Inc., Class C	2,854	2,126,087	(a)
eBay Inc.	10,260	244,804	(a)
Facebook Inc., Class A	21,867	2,495,025	(a)
VeriSign Inc.	862	76,321	(a)
Yahoo! Inc.	8,289	305,118	(a)
		7,477,489
Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	2,840	69,552	(a)
Morgan Stanley	14,996	375,050
The Charles Schwab Corp.	11,811	330,944
The Goldman Sachs Group Inc.	3,853	604,844
		1,380,390
IT Consulting & Other Services—1.4%
Accenture PLC, Class A	5,945	686,053
Cognizant Technology Solutions Corp., Class A	6,014	377,078	(a)
CSRA Inc.	1,382	37,176
International Business Machines Corp.	8,530	1,291,868
Teradata Corp.	1,400	36,736	(a)
		2,428,911
Leisure Products—0.1%
Hasbro Inc.	1,096	87,790
Mattel Inc.	3,296	110,811
		198,601
Life & Health Insurance—0.8%
Aflac Inc.	4,202	265,314
Lincoln National Corp.	2,559	100,313
MetLife Inc.	10,708	470,509
Principal Financial Group Inc.	2,711	106,949
Prudential Financial Inc.	4,400	317,768
Torchmark Corp.	1,212	65,642
Unum Group	2,489	76,960
		1,403,455
Life Sciences Tools & Services—0.6%
Agilent Technologies Inc.	3,185	126,922
Illumina Inc.	1,400	226,954	(a)
PerkinElmer Inc.	1,011	50,004
Thermo Fisher Scientific Inc.	3,828	542,007
Waters Corp.	800	105,536	(a)
		1,051,423
Managed Healthcare—1.5%
Aetna Inc.	3,368	378,395
Anthem Inc.	2,478	344,417
Centene Corp.	1,600	98,512	(a)
Cigna Corp.	2,509	344,335
Humana Inc.	1,427	261,070
UnitedHealth Group Inc.	9,111	1,174,408
		2,601,137
Metal & Glass Containers—0.1%
Ball Corp.	1,341	95,600
Owens-Illinois Inc.	1,800	28,728	(a)
		124,328
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	1,800	92,394

Movies & Entertainment—1.5%
The Walt Disney Co.	14,448	1,434,831
Time Warner Inc.	7,607	551,888
Twenty-First Century Fox Inc., Class A	10,590	295,249
Twenty-First Century Fox Inc., Class B	4,192	118,214
Viacom Inc., Class B	3,346	138,123
		2,538,305
Multi-Line Insurance—0.5%
American International Group Inc.	11,225	606,711
Assurant Inc.	700	54,005
Loews Corp.	2,726	104,297
The Hartford Financial Services Group Inc.	3,989	183,813
		948,826
Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	18,018	2,556,394	(a)
Leucadia National Corp.	3,000	48,510
		2,604,904
Multi-Utilities—1.2%
Ameren Corp.	2,242	112,324
CenterPoint Energy Inc.	4,618	96,609
CMS Energy Corp.	2,700	114,588
Consolidated Edison Inc.	2,855	218,750
Dominion Resources Inc.	5,682	426,832
DTE Energy Co.	1,766	160,105
NiSource Inc.	3,315	78,101
Public Service Enterprise Group Inc.	5,092	240,037
SCANA Corp.	1,400	98,210
Sempra Energy	2,332	242,645
TECO Energy Inc.	2,000	55,060
WEC Energy Group Inc.	3,075	184,715
		2,027,976
Office REITs—0.3%
Boston Properties Inc.	1,498	190,366
SL Green Realty Corp.	1,000	96,880
Vornado Realty Trust	1,669	157,604
		444,850
Office Services & Supplies—0.0% *
Pitney Bowes Inc.	2,032	43,769
Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	900	19,557
Helmerich & Payne Inc.	1,200	70,464
Transocean Ltd.	3,804	34,769
		124,790
Oil & Gas Equipment & Services—1.0%
Baker Hughes Inc.	4,298	188,381
Cameron International Corp.	1,880	126,054	(a)
FMC Technologies Inc.	2,086	57,073	(a)
Halliburton Co.	8,067	288,153
National Oilwell Varco Inc.	3,846	119,611
Schlumberger Ltd.	12,074	890,458
		1,669,730
Oil & Gas Exploration & Production—1.4%
Anadarko Petroleum Corp.	4,757	221,533
Apache Corp.	3,848	187,821
Cabot Oil & Gas Corp.	3,600	81,756
Chesapeake Energy Corp.	5,616	23,135
Cimarex Energy Co.	900	87,543
Concho Resources Inc.	1,300	131,352	(a)

ConocoPhillips	12,014	483,804
Devon Energy Corp.	3,892	106,796
EOG Resources Inc.	5,400	391,932
EQT Corp.	1,514	101,832
Hess Corp.	2,449	128,940
Marathon Oil Corp.	7,042	78,448
Murphy Oil Corp.	1,700	42,823
Newfield Exploration Co.	1,300	43,225	(a)
Noble Energy Inc.	3,700	116,217
Pioneer Natural Resources Co.	1,500	211,110
Range Resources Corp.	1,800	58,284
Southwestern Energy Co.	4,100	33,087	(a)
		2,529,638
Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	5,290	196,682
Phillips 66	4,561	394,937
Tesoro Corp.	1,200	103,212
Valero Energy Corp.	4,600	295,044
		989,875
Oil & Gas Storage & Transportation—0.4%
Columbia Pipeline Group Inc.	3,315	83,207
Kinder Morgan Inc.	17,584	314,050
ONEOK Inc.	2,000	59,720
Spectra Energy Corp.	6,277	192,076
The Williams Companies Inc.	6,971	112,024
		761,077
Packaged Foods & Meats—1.6%
Campbell Soup Co.	1,615	103,021
ConAgra Foods Inc.	4,254	189,813
General Mills Inc.	5,836	369,711
Hormel Foods Corp.	2,800	121,072
Kellogg Co.	2,390	182,954
McCormick & Company Inc.	1,100	109,428
Mead Johnson Nutrition Co.	1,815	154,221
Mondelez International Inc., Class A	15,298	613,756
The Hershey Co.	1,381	127,176
The JM Smucker Co.	947	122,958
The Kraft Heinz Co.	5,730	450,149
Tyson Foods Inc., Class A	2,871	191,381
		2,735,640
Paper Packaging—0.2%
Avery Dennison Corp.	854	61,582
International Paper Co.	4,075	167,238
Sealed Air Corp.	2,061	98,949
WestRock Co.	2,175	84,890
		412,659
Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	2,079	196,070
Pharmaceuticals—5.4%
Allergan PLC	3,751	1,005,381	(a)
Bristol-Myers Squibb Co.	16,226	1,036,517
Eli Lilly & Co.	9,446	680,206
Endo International PLC	1,700	47,855	(a)
Johnson & Johnson	26,716	2,890,671
Mallinckrodt PLC	1,200	73,536	(a)
Merck & Company Inc.	26,850	1,420,633

Mylan N.V.	3,904	180,950	(a)
Perrigo Company PLC	1,475	188,697
Pfizer Inc.	58,243	1,726,323
Zoetis Inc.	4,546	201,524
		9,452,293
Property & Casualty Insurance—0.8%
Chubb Ltd.	4,461	531,528
Cincinnati Financial Corp.	1,392	90,981
The Allstate Corp.	3,686	248,326
The Progressive Corp.	5,373	188,807
The Travelers Companies Inc.	2,832	330,523
XL Group PLC	2,456	90,381
		1,480,546
Publishing—0.0% *
News Corp., Class A	3,400	43,418
Railroads—0.7%
CSX Corp.	9,109	234,557
Kansas City Southern	1,000	85,450
Norfolk Southern Corp.	2,845	236,846
Union Pacific Corp.	8,122	646,105
		1,202,958
Real Estate Services—0.1%
CBRE Group Inc., Class A	3,044	87,728	(a)
Regional Banks—0.9%
BB&T Corp.	7,500	249,525
Citizens Financial Group Inc.	5,200	108,940
Fifth Third Bancorp	7,316	122,104
Huntington Bancshares Inc.	7,534	71,875
KeyCorp	8,528	94,149
M&T Bank Corp.	1,503	166,833
People’s United Financial Inc.	3,200	50,976
Regions Financial Corp.	13,368	104,939
SunTrust Banks Inc.	5,029	181,446
The PNC Financial Services Group Inc.	4,939	417,691
Zions Bancorporation	1,900	45,999
		1,614,477
Research & Consulting Services—0.3%
Equifax Inc.	1,169	133,605
Nielsen Holdings PLC	3,300	173,778
The Dun & Bradstreet Corp.	400	41,232
Verisk Analytics Inc.	1,600	127,872	(a)
		476,487
Residential REITs—0.5%
Apartment Investment & Management Co., Class A	1,477	61,768
AvalonBay Communities Inc.	1,372	260,955
Equity Residential	3,608	270,708
Essex Property Trust Inc.	600	140,316
UDR Inc.	2,500	96,325
		830,072
Restaurants—1.4%
Chipotle Mexican Grill Inc.	300	141,291	(a)
Darden Restaurants Inc.	1,229	81,483
McDonald’s Corp.	8,637	1,085,498
Starbucks Corp.	14,161	845,411
Yum! Brands Inc.	3,874	317,087
		2,470,770

Retail REITs—0.7%
Federal Realty Investment Trust	700	109,235
General Growth Properties Inc.	5,300	157,569
Kimco Realty Corp.	3,931	113,134
Realty Income Corp.	2,400	150,024
Simon Property Group Inc.	2,979	618,708
The Macerich Co.	1,344	106,499
		1,255,169
Security & Alarm Services—0.1%
The ADT Corp.	1,650	68,079
Tyco International PLC	4,200	154,182
		222,261
Semiconductor Equipment—0.3%
Applied Materials Inc.	10,694	226,499
KLA-Tencor Corp.	1,600	116,496
Lam Research Corp.	1,625	134,225
		477,220
Semiconductors—2.5%
Analog Devices Inc.	3,100	183,489
Broadcom Ltd.	3,566	550,947
First Solar Inc.	710	48,614	(a)
Intel Corp.	45,430	1,469,661
Linear Technology Corp.	2,100	93,576
Microchip Technology Inc.	1,800	86,760
Micron Technology Inc.	9,526	99,737	(a)
NVIDIA Corp.	5,038	179,504
Qorvo Inc.	1,100	55,451	(a)
QUALCOMM Inc.	14,510	742,041
Skyworks Solutions Inc.	1,700	132,430
Texas Instruments Inc.	9,782	561,683
Xilinx Inc.	2,587	122,701
		4,326,594
Soft Drinks—2.1%
Coca-Cola Enterprises Inc.	2,118	107,467
Dr Pepper Snapple Group Inc.	1,900	169,898
Monster Beverage Corp.	1,500	200,070	(a)
PepsiCo Inc.	13,881	1,422,525
The Coca-Cola Co.	37,503	1,739,764
		3,639,724
Specialized Consumer Services—0.0% *
H&R Block Inc.	2,179	57,569
Specialized Finance—0.6%
CME Group Inc.	3,274	314,468
Intercontinental Exchange Inc.	1,051	247,132
McGraw Hill Financial Inc.	2,494	246,856
Moody’s Corp.	1,684	162,607
Nasdaq Inc.	1,200	79,656
		1,050,719
Specialized REITs—1.0%
American Tower Corp.	4,100	419,717
Crown Castle International Corp.	3,300	285,450
Equinix Inc.	616	203,718
Extra Space Storage Inc.	1,200	112,152
Iron Mountain Inc.	1,886	63,954
Public Storage	1,406	387,817
Weyerhaeuser Co.	7,885	244,277
		1,717,085

Specialty Chemicals—0.5%
Ecolab Inc.	2,502	279,023
International Flavors & Fragrances Inc.	847	96,363
PPG Industries Inc.	2,610	290,989
The Sherwin-Williams Co.	763	217,203
		883,578
Specialty Stores—0.2%
Signet Jewelers Ltd.	800	99,224
Staples Inc.	7,050	77,761
Tiffany & Co.	1,086	79,691
Tractor Supply Co.	1,342	121,397
		378,073
Steel—0.1%
Nucor Corp.	3,183	150,556
Systems Software—3.3%
CA Inc.	2,703	83,225
Microsoft Corp.	76,336	4,216,037
Oracle Corp.	30,316	1,240,228
Red Hat Inc.	1,800	134,118	(a)
Symantec Corp.	6,051	111,218
		5,784,826
Technology Hardware, Storage & Peripherals—4.2%
Apple Inc.	53,555	5,836,959	(d)
EMC Corp.	18,883	503,232
Hewlett Packard Enterprise Co.	16,255	288,201
HP Inc.	16,755	206,422
NetApp Inc.	3,096	84,490
SanDisk Corp.	2,000	152,160
Seagate Technology PLC	2,894	99,698
Western Digital Corp.	2,200	103,928
		7,275,090
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,619	86,375
Tobacco—1.7%
Altria Group Inc.	18,824	1,179,512
Philip Morris International Inc.	15,019	1,473,514
Reynolds American Inc.	7,942	399,562
		3,052,588
Trading Companies & Distributors—0.2%
Fastenal Co.	2,700	132,300
United Rentals Inc.	1,000	62,190	(a)
WW Grainger Inc.	582	135,856
		330,346
Trucking—0.1%
JB Hunt Transport Services Inc.	900	75,816
Ryder System Inc.	631	40,876
		116,692
Water Utilities—0.1%
American Water Works Company Inc.	1,700	117,181

Total Common Stock (Cost $98,533,753)		173,489,442

Short-Term Investments—0.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $1,273,952)	1,273,952	(d,e,f)

Total Investments (Cost $99,807,705)	174,763,394

Liabilities in Excess of Other Assets, net—(0.0)% *	(9,926)

NET ASSETS—100.0%	$174,753,468

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2016	13	$1,333,475	$29,378

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser.

(d)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—96.5% †	Number of Shares	Fair Value
Air Freight & Logistics—1.1%
United Parcel Service Inc., Class B	3,731	$393,509
Application Software—2.4%
Intuit Inc.	7,929	824,695
Asset Management & Custody Banks—2.2%
State Street Corp.	13,060	764,271	(a)
Biotechnology—9.0%
Alexion Pharmaceuticals Inc.	5,224	727,285	(b)
Amgen Inc.	8,302	1,244,719
Gilead Sciences Inc.	8,582	788,342
Vertex Pharmaceuticals Inc.	4,291	341,092	(b)
		3,101,438
Cable & Satellite—8.5%
Charter Communications Inc., Class A	2,052	415,387	(b)
Comcast Corp., Class A	14,552	888,836	(c)
Liberty Global PLC, Class C	29,384	1,103,663	(b)
Sirius XM Holdings Inc.	130,597	515,858	(b)
		2,923,744
Casinos & Gaming—1.1%
Las Vegas Sands Corp.	7,090	366,411
Data Processing & Outsourced Services—6.6%
PayPal Holdings Inc.	17,724	684,146	(b)
Visa Inc., Class A	20,522	1,569,523
		2,253,669
Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	2,148	188,466
Healthcare Equipment—6.4%
Abbott Laboratories	20,989	877,970
Medtronic PLC	17,444	1,308,300
		2,186,270
Healthcare Supplies—2.0%
The Cooper Companies Inc.	4,571	703,797
Home Improvement Retail—3.2%
Lowe’s Companies Inc.	14,459	1,095,269
Internet Retail—4.1%
Amazon.com Inc.	2,360	1,400,990	(b)
Internet Software & Services—13.3%
Alphabet Inc., Class C	2,332	1,737,223	(b)
Baidu Inc. ADR	7,090	1,353,339	(b)
Facebook Inc., Class A	9,795	1,117,610	(b)
LinkedIn Corp., Class A	3,078	351,969	(b)
		4,560,141
Investment Banking & Brokerage—2.7%
The Charles Schwab Corp.	33,582	940,968
Movies & Entertainment—2.6%
The Walt Disney Co.	8,955	889,321
Oil & Gas Equipment & Services—2.4%
Schlumberger Ltd.	11,007	811,766
Pharmaceuticals—4.4%
Allergan PLC	5,597	1,500,164	(b)
Semiconductors—2.3%
QUALCOMM Inc.	15,392	787,147

Soft Drinks—3.4%
PepsiCo Inc.	11,381	1,166,325
Specialized Finance—6.9%
CME Group Inc.	12,593	1,209,558
McGraw Hill Financial Inc.	11,660	1,154,107
		2,363,665
Specialized REITs—3.5%
American Tower Corp.	11,660	1,193,634
Systems Software—1.5%
Microsoft Corp.	9,049	499,776
Technology Hardware, Storage & Peripherals—4.7%
Apple Inc.	14,925	1,626,676
Trading Companies & Distributors—1.7%
United Rentals Inc.	9,328	580,108	(b)

Total Common Stock (Cost $24,501,889)		33,122,220

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $1,264,653)		1,264,653	(c,d,e)

Total Investments (Cost $25,766,542)		34,386,873

Liabilities in Excess of Other Assets, net—(0.2)%		(53,514)

NET ASSETS—100.0%		$34,333,359

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2016	4	$410,300	$8,460

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—97.7% †	Number of Shares	Fair Value
Aerospace & Defense—4.6%
General Dynamics Corp.	770	$101,155
Hexcel Corp.	2,861	125,054
Honeywell International Inc.	2,327	260,741
The Boeing Co.	1,216	154,359
		641,309
Airlines—1.3%
Delta Air Lines Inc.	3,647	177,536
Apparel, Accessories & Luxury Goods—0.8%
VF Corp.	1,762	114,107
Asset Management & Custody Banks—4.1%
Ameriprise Financial Inc.	2,081	195,635
Invesco Ltd.	6,696	206,036
State Street Corp.	2,851	166,840	(a)
		568,511
Auto Parts & Equipment—1.8%
Delphi Automotive PLC	3,269	245,240
Automobile Manufacturers—1.5%
Ford Motor Co.	15,672	211,572
Automotive Retail—0.5%
Advance Auto Parts Inc.	462	74,077
Biotechnology—3.8%
Amgen Inc.	1,894	283,968
Gilead Sciences Inc.	2,669	245,174
		529,142
Broadcasting—0.8%
CBS Corp., Class B	2,004	110,400
Cable & Satellite—2.2%
Comcast Corp., Class A	5,054	308,698
Communications Equipment—2.6%
Cisco Systems Inc.	12,752	363,049
Consumer Finance—1.7%
Discover Financial Services	4,547	231,533
Diversified Banks—7.3%
Bank of America Corp.	24,854	336,026
Citigroup Inc.	3,933	164,203
JPMorgan Chase & Co.	4,725	279,814
Wells Fargo & Co.	4,957	239,721
		1,019,764
Drug Retail—1.5%
CVS Health Corp.	1,977	205,074
Electric Utilities—1.9%
NextEra Energy Inc.	2,182	258,218
General Merchandise Stores—1.6%
Dollar General Corp.	2,648	226,669
Healthcare Distributors—1.6%
Cardinal Health Inc.	2,650	217,167
Healthcare Equipment—2.9%
Boston Scientific Corp.	12,501	235,144	(b)
Stryker Corp.	1,573	168,767
		403,911
Home Improvement Retail—1.8%
Lowe’s Companies Inc.	3,283	248,687

Hotels, Resorts & Cruise Lines—0.5%
Hilton Worldwide Holdings Inc.	2,881	64,880
Household Products—1.8%
The Procter & Gamble Co.	3,021	248,659
Housewares & Specialties—0.3%
Newell Rubbermaid Inc.	1,000	44,290
Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	8,718	132,252	(b)
Industrial Machinery—1.8%
Ingersoll-Rand PLC	4,110	254,861
Integrated Oil & Gas—5.2%
Chevron Corp.	1,464	139,665
Exxon Mobil Corp.	4,271	357,013
Occidental Petroleum Corp.	3,311	226,572
		723,250
Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	2,756	149,044
Internet Software & Services—3.5%
Alphabet Inc., Class A	635	484,441	(b)
IT Consulting & Other Services—0.9%
Cognizant Technology Solutions Corp., Class A	2,050	128,535	(b)
Movies & Entertainment—1.8%
Time Warner Inc.	3,391	246,017
Multi-Line Insurance—1.7%
The Hartford Financial Services Group Inc.	5,186	238,971
Multi-Utilities—0.1%
Sempra Energy	202	21,018
Oil & Gas Equipment & Services—1.4%
Schlumberger Ltd.	2,570	189,538
Oil & Gas Exploration & Production—2.6%
Concho Resources Inc.	755	76,185	(b)
ConocoPhillips	2,967	119,481
Hess Corp.	3,262	171,745
		367,411
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	3,848	154,382
Paper Packaging—0.4%
Packaging Corporation of America	939	56,716
Pharmaceuticals—7.9%
Allergan PLC	1,077	288,668	(b)
Johnson & Johnson	3,310	358,142
Merck & Company Inc.	5,937	314,127
Pfizer Inc.	4,779	141,650
		1,102,587
Property & Casualty Insurance—1.6%
Chubb Ltd.	1,045	124,512
XL Group PLC	2,718	100,022
		224,534
Railroads—0.3%
CSX Corp.	1,841	47,406
Research & Consulting Services—1.6%
Nielsen Holdings PLC	4,147	218,381
Semiconductor Equipment—1.9%
Applied Materials Inc.	12,332	261,192
Semiconductors—2.6%
NXP Semiconductors N.V.	1,028	83,340	(b)
QUALCOMM Inc.	5,360	274,110
		357,450

Soft Drinks—2.3%
PepsiCo Inc.	3,072	314,819
Specialized REITs—2.7%
American Tower Corp.	2,574	263,500
Extra Space Storage Inc.	1,187	110,937
		374,437
Specialty Chemicals—0.9%
PPG Industries Inc.	1,130	125,984
Systems Software—2.1%
Oracle Corp.	7,068	289,152
Technology Hardware, Storage & Peripherals—3.6%
Apple Inc.	3,669	399,884
Western Digital Corp.	2,265	106,999
		506,883
Trading Companies & Distributors—0.8%
United Rentals Inc.	1,903	118,348	(b)

Total Common Stock (Cost $12,157,126)		13,600,102

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	1,837	41,351
Industrial Select Sector SPDR Fund	3,312	183,717

Total Exchange Traded Funds (Cost $142,659)		225,068

Total Investments in Securities (Cost $12,299,785)		13,825,170
Short-Term Investments—1.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $144,761)		144,761	(c,d,e)

Total Investments (Cost $12,444,546)		13,969,931

Liabilities in Excess of Other Assets, net—(0.4)%		(51,671)

NET ASSETS—100.0%		$13,918,260

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

REIT     Real Estate Investment Trust

SPDR     Standard and Poor’s Depositary Receipt

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Advertising—0.1%
National CineMedia Inc.	1,300	$19,773
Aerospace & Defense—0.5%
Esterline Technologies Corp.	1,047	67,081	(a)
Teledyne Technologies Inc.	1,472	129,742	(a)
		196,823
Agricultural & Farm Machinery—0.7%
AGCO Corp.	5,119	254,414
Agricultural Products—0.9%
Darling Ingredients Inc.	25,935	341,564	(a)
Airlines—0.1%
Hawaiian Holdings Inc.	500	23,595	(a)
Alternative Carriers—0.1%
Inteliquent Inc.	1,800	28,890
Aluminum—0.0% *
Century Aluminum Co.	1,119	7,889	(a)
Apparel Retail—1.1%
American Eagle Outfitters Inc.	1,764	29,406
Burlington Stores Inc.	1,135	63,832	(a)
Genesco Inc.	2,162	156,205	(a)
The Buckle Inc.	4,878	165,218
		414,661
Apparel, Accessories & Luxury Goods—0.3%
G-III Apparel Group Ltd.	2,653	129,705	(a)
Application Software—4.7%
ACI Worldwide Inc.	7,391	153,659	(a)
Blackbaud Inc.	7,587	477,147
Guidewire Software Inc.	3,700	201,576	(a)
Jive Software Inc.	12,213	46,165	(a)
Mentor Graphics Corp.	5,300	107,749
MicroStrategy Inc., Class A	150	26,958	(a)
PROS Holdings Inc.	7,200	84,888	(a)
PTC Inc.	3,139	104,089	(a)
Qlik Technologies Inc.	4,400	127,248	(a)
RealPage Inc.	11,365	236,847	(a)
Sapiens International Corporation N.V.	2,300	27,554
SS&C Technologies Holdings Inc.	2,196	139,270
Zix Corp.	6,700	26,331	(a)
		1,759,481
Asset Management & Custody Banks—0.8%
Ashford Inc.	400	18,236	(a)
Financial Engines Inc.	8,100	254,583
Westwood Holdings Group Inc.	338	19,824
		292,643
Auto Parts & Equipment—0.9%
American Axle & Manufacturing Holdings Inc.	919	14,143	(a)
Cooper-Standard Holding Inc.	361	25,934	(a)
Drew Industries Inc.	149	9,605
Stoneridge Inc.	1,664	24,228	(a)
Tenneco Inc.	5,277	271,818	(a)
		345,728

Automobile Manufacturers—0.7%
Thor Industries Inc.	3,390	216,180
Winnebago Industries Inc.	1,837	41,241
		257,421
Automotive Retail—1.2%
CST Brands Inc.	8,000	306,320
Group 1 Automotive Inc.	1,532	89,913
Monro Muffler Brake Inc.	672	48,028
		444,261
Biotechnology—2.1%
Achillion Pharmaceuticals Inc.	2,600	20,072	(a)
Aduro Biotech Inc.	1,100	14,091	(a)
Agios Pharmaceuticals Inc.	200	8,120	(a)
BioCryst Pharmaceuticals Inc.	8,200	23,206	(a)
Cepheid	7,400	246,864	(a)
Concert Pharmaceuticals Inc.	900	12,294	(a)
CytomX Therapeutics Inc.	1,400	18,060	(a)
FibroGen Inc.	800	17,032	(a)
Five Prime Therapeutics Inc.	600	24,378	(a)
Geron Corp.	7,600	22,192	(a)
Halozyme Therapeutics Inc.	2,600	24,622	(a)
Inovio Pharmaceuticals Inc.	2,900	25,259	(a)
Insys Therapeutics Inc.	900	14,391	(a)
MacroGenics Inc.	900	16,875	(a)
MiMedx Group Inc.	1,700	14,858	(a)
Natera Inc.	1,900	18,088	(a)
NewLink Genetics Corp.	500	9,100	(a)
Raptor Pharmaceutical Corp.	4,500	20,700	(a)
Regulus Therapeutics Inc.	2,700	18,711	(a)
Repligen Corp.	6,738	180,713	(a)
Rigel Pharmaceuticals Inc.	8,500	17,680	(a)
Seres Therapeutics Inc.	700	18,592	(a)
Voyager Therapeutics Inc.	900	7,857	(a)
		793,755
Brewers—0.5%
The Boston Beer Company Inc., Class A	950	175,816	(a)
Broadcasting—0.0% *
Gray Television Inc.	1,272	14,908	(a)
Building Products—0.4%
American Woodmark Corp.	300	22,377	(a)
Apogee Enterprises Inc.	385	16,898
Builders FirstSource Inc.	2,189	24,670	(a)
Simpson Manufacturing Company Inc.	24	916
Universal Forest Products Inc.	882	75,693
		140,554
Casinos & Gaming—0.2%
Churchill Downs Inc.	200	29,576
Eldorado Resorts Inc.	2,100	24,024	(a)
Isle of Capri Casinos Inc.	1,400	19,600	(a)
Pinnacle Entertainment Inc.	606	21,271	(a)
		94,471
Commercial Printing—0.6%
Brady Corp., Class A	8,000	214,720
Deluxe Corp.	168	10,498
		225,218

Commodity Chemicals—0.1%
Core Molding Technologies Inc.	400	4,992	(a)
Koppers Holdings Inc.	685	15,392	(a)
Trinseo S.A.	707	26,025	(a)
		46,409
Communications Equipment—0.5%
ADTRAN Inc.	1,816	36,720
CalAmp Corp.	1,467	26,303	(a)
Extreme Networks Inc.	3,600	11,196	(a)
Finisar Corp.	1,447	26,393	(a)
Ixia	1,900	23,674	(a)
Lumentum Holdings Inc.	449	12,110	(a)
Plantronics Inc.	570	22,338
Ruckus Wireless Inc.	1,641	16,098	(a)
		174,832
Construction & Engineering—1.0%
Chicago Bridge & Iron Company N.V.	7,465	273,144
Comfort Systems USA Inc.	1,204	38,251
Dycom Industries Inc.	332	21,471	(a)
Granite Construction Inc.	234	11,185
Valmont Industries Inc.	87	10,774
		354,825
Construction Machinery & Heavy Trucks—0.9%
Alamo Group Inc.	856	47,688
Astec Industries Inc.	1,229	57,357
Trinity Industries Inc.	10,345	189,417
Wabash National Corp.	3,307	43,652	(a)
		338,114
Consumer Electronics—0.1%
Skullcandy Inc.	1,723	6,134	(a)
ZAGG Inc.	2,000	18,020	(a)
		24,154
Data Processing & Outsourced Services—2.1%
Broadridge Financial Solutions Inc.	3,900	231,309
CoreLogic Inc.	4,065	141,056	(a)
CSG Systems International Inc.	2,065	93,255
Higher One Holdings Inc.	9,328	36,472	(a)
WEX Inc.	3,300	275,088	(a)
		777,180
Distillers & Vintners—0.1%
MGP Ingredients Inc.	800	19,392
Distributors—0.8%
LKQ Corp.	8,866	283,091	(a)
Diversified Metals & Mining—0.0% *
Ferroglobe PLC	1,800	15,858
Diversified REITs—0.5%
Cousins Properties Inc.	15,945	165,509
Gramercy Property Trust	4,117	34,789
		200,298
Diversified Support Services—1.6%
Healthcare Services Group Inc.	6,459	237,756
Ritchie Bros Auctioneers Inc.	10,990	297,609
UniFirst Corp.	403	43,975
		579,340
Education Services—0.3%
Capella Education Co.	350	18,424
ITT Educational Services Inc.	6,006	18,558	(a)
K12 Inc.	9,175	90,741	(a)
		127,723

Electric Utilities—1.1%
ALLETE Inc.	648	36,334
IDACORP Inc.	3,926	292,840
PNM Resources Inc.	1,175	39,621
Portland General Electric Co.	527	20,811
The Empire District Electric Co.	520	17,186
		406,792
Electrical Components & Equipment—0.4%
Encore Wire Corp.	1,918	74,668
EnerSys	496	27,637
Franklin Electric Company Inc.	678	21,811
Regal Beloit Corp.	290	18,296
		142,412
Electronic Components—0.7%
Belden Inc.	410	25,166
Littelfuse Inc.	1,637	201,531
Rogers Corp.	716	42,867	(a)
		269,564
Electronic Equipment & Instruments—1.0%
Coherent Inc.	300	27,570	(a)
Control4 Corp.	4,384	34,897	(a)
FARO Technologies Inc.	613	19,745	(a)
Rofin-Sinar Technologies Inc.	1,626	52,390	(a)
VeriFone Systems Inc.	5,023	141,849	(a)
Zebra Technologies Corp., Class A	1,244	85,836	(a)
		362,287
Electronic Manufacturing Services—0.2%
Methode Electronics Inc.	1,173	34,298
Plexus Corp.	930	36,754	(a)
		71,052
Environmental & Facilities Services—0.9%
Clean Harbors Inc.	6,110	301,467	(a)
SP Plus Corp.	1,000	24,060	(a)
		325,527
Food Distributors—0.6%
SpartanNash Co.	7,093	214,989
Food Retail—0.9%
Casey’s General Stores Inc.	374	42,382
The Fresh Market Inc.	10,000	285,300	(a)
		327,682
Footwear—1.2%
Deckers Outdoor Corp.	2,268	135,876	(a)
Wolverine World Wide Inc.	16,500	303,930
		439,806
Gas Utilities—0.1%
South Jersey Industries Inc.	1,555	44,240
Health Care REITs—0.4%
CareTrust REIT Inc.	889	11,290
National Health Investors Inc.	325	21,619
Omega Healthcare Investors Inc.	3,425	120,903
Sabra Health Care REIT Inc.	61	1,225
		155,037
Healthcare Distributors—0.3%
Aceto Corp.	3,200	75,392
Owens & Minor Inc.	567	22,918
		98,310

Healthcare Equipment—5.4%
Abaxis Inc.	700	31,773
ABIOMED Inc.	100	9,481	(a)
Cantel Medical Corp.	2,400	171,264
Cardiovascular Systems Inc.	6,800	70,516	(a)
CONMED Corp.	3,500	146,790
Exactech Inc.	811	16,431	(a)
Globus Medical Inc., Class A	6,710	159,363	(a)
Greatbatch Inc.	704	25,091	(a)
Hill-Rom Holdings Inc.	6,140	308,842
Inogen Inc.	700	31,486	(a)
Insulet Corp.	4,700	155,852	(a)
Integra LifeSciences Holdings Corp.	5,000	336,800	(a)
iRadimed Corp.	900	17,244	(a)
K2M Group Holdings Inc.	1,000	14,830	(a)
LeMaitre Vascular Inc.	1,900	29,488
Masimo Corp.	4,600	192,464	(a)
Natus Medical Inc.	415	15,948	(a)
NuVasive Inc.	4,600	223,790	(a)
NxStage Medical Inc.	1,300	19,487	(a)
Orthofix International N.V.	266	11,044	(a)
Zeltiq Aesthetics Inc.	700	19,012	(a)
		2,006,996
Healthcare Facilities—0.8%
Amsurg Corp.	3,905	291,313	(a)
Healthcare Services—2.0%
Addus HomeCare Corp.	500	8,595	(a)
Air Methods Corp.	2,645	95,802	(a)
AMN Healthcare Services Inc.	1,224	41,139	(a)
BioTelemetry Inc.	2,400	28,032	(a)
Cross Country Healthcare Inc.	1,700	19,771	(a)
Diplomat Pharmacy Inc.	708	19,399	(a)
Envision Healthcare Holdings Inc.	396	8,078	(a)
LHC Group Inc.	700	24,892	(a)
MEDNAX Inc.	5,026	324,780	(a)
RadNet Inc.	3,000	14,490	(a)
Team Health Holdings Inc.	3,412	142,656	(a)
		727,634
Healthcare Supplies—1.1%
Endologix Inc.	12,517	104,642	(a)
Halyard Health Inc.	1,800	51,714	(a)
ICU Medical Inc.	1,800	187,380	(a)
Merit Medical Systems Inc.	754	13,942	(a)
OraSure Technologies Inc.	4,500	32,535	(a)
RTI Surgical Inc.	4,000	16,000	(a)
Vascular Solutions Inc.	700	22,771	(a)
		428,984
Healthcare Technology—1.5%
HMS Holdings Corp.	12,961	185,990	(a)
Medidata Solutions Inc.	4,500	174,195	(a)
Omnicell Inc.	5,400	150,498	(a)
Quality Systems Inc.	1,303	19,858
Vocera Communications Inc.	2,222	28,331	(a)
		558,872
Home Building—0.2%
Meritage Homes Corp.	818	29,824	(a)
TopBuild Corp.	983	29,235	(a)
		59,059

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	1,129	35,925
Hotel & Resort REITs—0.4%
Ashford Hospitality Trust Inc.	2,684	17,124
Hersha Hospitality Trust	1,545	32,970
RLJ Lodging Trust	4,548	104,058
		154,152
Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	5,429	78,395
Household Appliances—0.1%
Helen of Troy Ltd.	395	40,958	(a)
Housewares & Specialties—0.1%
Tupperware Brands Corp.	336	19,481
Human Resource & Employment Services—0.1%
Insperity Inc.	464	24,003
Industrial Conglomerates—0.2%
Raven Industries Inc.	5,800	92,916
Industrial Machinery—7.5%
Actuant Corp., Class A	6,400	158,144
Altra Industrial Motion Corp.	1,067	29,641
Barnes Group Inc.	2,895	101,412
CLARCOR Inc.	6,338	366,273
IDEX Corp.	2,885	239,109
John Bean Technologies Corp.	1,500	84,615
LB Foster Co., Class A	1,167	21,193
Luxfer Holdings PLC ADR	6,341	67,278
Lydall Inc.	3,700	120,324	(a)
Mueller Industries Inc.	5,254	154,573
Nordson Corp.	2,370	180,215
RBC Bearings Inc.	3,000	219,780	(a)
Standex International Corp.	1,800	140,058
The Gorman-Rupp Co.	2,100	54,453
The Timken Co.	7,270	243,472
TriMas Corp.	11,700	204,984	(a)
Woodward Inc.	7,668	398,889
		2,784,413
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	1,772	32,180
STAG Industrial Inc.	1,954	39,783
		71,963
Internet Retail—0.1%
Overstock.com Inc.	2,500	35,950	(a)
Internet Software & Services—2.8%
Alarm.com Holdings Inc.	800	18,960	(a)
Brightcove Inc.	3,000	18,720	(a)
comScore Inc.	700	21,028	(a)
Cornerstone OnDemand Inc.	5,134	168,241	(a)
EarthLink Holdings Corp.	3,300	18,711
Envestnet Inc.	3,700	100,640	(a)
GoDaddy Inc., Class A	1,122	36,274	(a)
LogMeIn Inc.	4,900	247,254	(a)
NIC Inc.	13,440	242,323
SciQuest Inc.	2,000	27,760	(a)
SPS Commerce Inc.	1,800	77,292	(a)
TrueCar Inc.	2,500	13,975	(a)
XO Group Inc.	2,576	41,345	(a)
		1,032,523

Investment Banking & Brokerage—1.0%
Piper Jaffray Cos.	1,132	56,102	(a)
Raymond James Financial Inc.	5,721	272,377
Stifel Financial Corp.	1,091	32,293	(a)
		360,772
IT Consulting & Other Services—0.2%
Perficient Inc.	1,684	36,576	(a)
The Hackett Group Inc.	1,600	24,192
Unisys Corp.	2,898	22,315	(a)
		83,083
Leisure Products—0.7%
Brunswick Corp.	407	19,528
Nautilus Inc.	443	8,559	(a)
Polaris Industries Inc.	2,315	227,981
		256,068
Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	1,585	26,628
Life Sciences Tools & Services—2.0%
Albany Molecular Research Inc.	7,945	121,479	(a)
Bruker Corp.	5,676	158,928
Cambrex Corp.	705	31,020	(a)
Charles River Laboratories International Inc.	388	29,465	(a)
ICON PLC	3,255	244,451	(a)
INC Research Holdings Inc., Class A	2,830	116,624	(a)
PAREXEL International Corp.	254	15,933	(a)
PRA Health Sciences Inc.	400	17,104	(a)
		735,004
Managed Healthcare—1.1%
Centene Corp.	4,320	265,982	(a)
Molina Healthcare Inc.	1,990	128,335	(a)
		394,317
Marine—0.1%
Matson Inc.	1,038	41,696
Multi-Line Insurance—0.0% *
Horace Mann Educators Corp.	528	16,732
Multi-Utilities—0.1%
Avista Corp.	949	38,700
Office REITs—0.1%
Corporate Office Properties Trust	1,782	46,760
Office Services & Supplies—1.2%
Herman Miller Inc.	5,187	160,226
HNI Corp.	300	11,751
Steelcase Inc., Class A	1,778	26,528
West Corp.	10,150	231,623
		430,128
Oil & Gas Drilling—0.0% *
Nabors Industries Ltd.	1,250	11,500
Oil & Gas Equipment & Services—1.3%
CARBO Ceramics Inc.	5,710	81,082
Dril-Quip Inc.	957	57,956	(a)
Fairmount Santrol Holdings Inc.	10,388	26,074	(a)
Forum Energy Technologies Inc.	13,180	173,976	(a)
Geospace Technologies Corp.	492	6,071	(a)
Hornbeck Offshore Services Inc.	1,806	17,934	(a)
Natural Gas Services Group Inc.	912	19,726	(a)
Oil States International Inc.	3,261	102,787	(a)
		485,606

Oil & Gas Exploration & Production—1.4%
Carrizo Oil & Gas Inc.	2,341	72,384	(a)
Denbury Resources Inc.	30,200	67,044
Memorial Resource Development Corp.	936	9,528	(a)
Newfield Exploration Co.	8,135	270,489	(a)
Parsley Energy Inc., Class A	1,353	30,578	(a)
SM Energy Co.	3,820	71,587
Synergy Resources Corp.	1,021	7,933	(a)
		529,543
Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	977	28,421
Packaged Foods & Meats—2.7%
B&G Foods Inc.	3,700	128,797
J&J Snack Foods Corp.	98	10,611
Lifeway Foods Inc.	2,000	21,660	(a)
Sanderson Farms Inc.	3,142	283,346
Snyder’s-Lance Inc.	7,400	232,952
TreeHouse Foods Inc.	3,600	312,300	(a)
		989,666
Paper Packaging—0.2%
Packaging Corporation of America	1,468	88,667
Paper Products—0.1%
Neenah Paper Inc.	813	51,756
Personal Products—0.1%
Elizabeth Arden Inc.	2,600	21,294	(a)
Pharmaceuticals—0.3%
Corcept Therapeutics Inc.	4,800	22,464	(a)
Corium International Inc.	1,200	4,632	(a)
Lannett Company Inc.	397	7,118	(a)
Orexigen Therapeutics Inc.	8,600	4,839	(a)
Pacira Pharmaceuticals Inc.	250	13,245	(a)
Pernix Therapeutics Holdings Inc.	4,800	5,040	(a)
Phibro Animal Health Corp., Class A	1,500	40,560
Prestige Brands Holdings Inc.	496	26,482	(a)
		124,380
Property & Casualty Insurance—2.4%
Allied World Assurance Company Holdings AG	8,300	290,002
AMERISAFE Inc.	1,850	97,199
Argo Group International Holdings Ltd.	3,633	208,498
HCI Group Inc.	602	20,047
Heritage Insurance Holdings Inc.	1,119	17,870
James River Group Holdings Ltd.	200	6,452
RLI Corp.	2,075	138,734
The Navigators Group Inc.	1,400	117,418	(a)
		896,220
Publishing—1.2%
John Wiley & Sons Inc., Class A	9,286	453,992
Railroads—0.5%
Genesee & Wyoming Inc., Class A	3,026	189,730	(a)
Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	900	21,735	(a)
Regional Banks—8.6%
Bank of the Ozarks Inc.	985	41,341
BankUnited Inc.	1,000	34,440
Banner Corp.	774	32,539
Bryn Mawr Bank Corp.	3,700	95,201
Camden National Corp.	513	21,546
Cascade Bancorp	2,130	12,162	(a)

CoBiz Financial Inc.	788	9,314
Columbia Banking System Inc.	740	22,141
Community Bank System Inc.	3,900	149,019
Cullen/Frost Bankers Inc.	1,200	66,132
CVB Financial Corp.	10,300	179,735
Enterprise Financial Services Corp.	640	17,306
FCB Financial Holdings Inc., Class A	1,196	39,779	(a)
Fidelity Southern Corp.	1,177	18,879
First Financial Bankshares Inc.	5,000	147,900
First Foundation Inc.	470	10,542	(a)
Fulton Financial Corp.	13,122	175,572
German American Bancorp Inc.	1,100	35,420
Great Southern Bancorp Inc.	401	14,889
Home BancShares Inc.	912	37,346
Iberiabank Corp.	2,189	112,230
Independent Bank Corp.	2,300	105,708
Lakeland Financial Corp.	293	13,414
LegacyTexas Financial Group Inc.	1,334	26,213
NBT Bancorp Inc.	700	18,865
Old National Bancorp	659	8,033
PacWest Bancorp	1,640	60,926
PrivateBancorp Inc.	5,698	219,943
Prosperity Bancshares Inc.	5,369	249,068
Renasant Corp.	7,718	253,999
South State Corp.	257	16,507
Southwest Bancorp Inc.	1,130	17,007
Stock Yards Bancorp Inc.	2,000	77,060
SVB Financial Group	1,630	166,342	(a)
UMB Financial Corp.	5,500	283,965
Umpqua Holdings Corp.	2,806	44,503
Union Bankshares Corp.	924	22,758
United Community Banks Inc.	2,354	43,478
Washington Trust Bancorp Inc.	3,200	119,424
Westamerica Bancorporation	2,542	123,821
Wintrust Financial Corp.	879	38,975
		3,183,442
Reinsurance—0.9%
Endurance Specialty Holdings Ltd.	4,900	320,166
Maiden Holdings Ltd.	2,596	33,592
		353,758
Research & Consulting Services—0.3%
Resources Connection Inc.	7,420	115,455
Residential REITs—0.7%
Education Realty Trust Inc.	5,079	211,286
Sun Communities Inc.	578	41,391
		252,677
Restaurants—1.5%
BJ’s Restaurants Inc.	647	26,896	(a)
Buffalo Wild Wings Inc.	700	103,684	(a)
Cracker Barrel Old Country Store Inc.	778	118,777
Del Taco Restaurants Inc.	836	8,636	(a)
El Pollo Loco Holdings Inc.	5,300	70,702	(a)
Red Robin Gourmet Burgers Inc.	137	8,832	(a)
Texas Roadhouse Inc.	4,687	204,260
		541,787
Retail REITs—0.2%
Retail Opportunity Investments Corp.	1,696	34,124
Tanger Factory Outlet Centers Inc.	777	28,275
		62,399

Security & Alarm Services—1.0%
The ADT Corp.	2,455	101,293
The Brink’s Co.	8,550	287,195
		388,488
Semiconductor Equipment—0.5%
Advanced Energy Industries Inc.	700	24,353	(a)
Brooks Automation Inc.	1,380	14,352
Cabot Microelectronics Corp.	500	20,455
Rudolph Technologies Inc.	8,982	122,694	(a)
		181,854
Semiconductors—1.2%
Diodes Inc.	284	5,708	(a)
Exar Corp.	3,135	18,026	(a)
Lattice Semiconductor Corp.	2,719	15,444	(a)
MaxLinear Inc., Class A	1,135	20,998	(a)
Microsemi Corp.	6,161	236,028	(a)
Semtech Corp.	7,550	166,024	(a)
		462,228
Specialized Finance—0.0% *
NewStar Financial Inc.	1,194	10,447	(a)
Specialized REITs—0.6%
CoreSite Realty Corp.	2,804	196,308
Potlatch Corp.	1,297	40,856
		237,164
Specialty Chemicals—2.7%
Balchem Corp.	1,673	103,759
HB Fuller Co.	3,539	150,231
Innospec Inc.	3,300	143,088
KMG Chemicals Inc.	988	22,793
PolyOne Corp.	5,342	161,596
Quaker Chemical Corp.	1,737	147,402
Sensient Technologies Corp.	4,420	280,493
		1,009,362
Specialty Stores—0.3%
Hibbett Sports Inc.	2,900	104,110	(a)
Steel—0.4%
Commercial Metals Co.	6,109	103,670
Ryerson Holding Corp.	4,006	22,273	(a)
Schnitzer Steel Industries Inc., Class A	776	14,309
		140,252
Systems Software—1.3%
Barracuda Networks Inc.	1,010	15,554	(a)
CommVault Systems Inc.	2,700	116,559	(a)
FleetMatics Group PLC	1,900	77,349	(a)
Gigamon Inc.	1,285	39,861	(a)
Qualys Inc.	8,900	225,259	(a)
The Rubicon Project Inc.	1,534	28,041	(a)
		502,623
Technology Distributors—0.1%
Insight Enterprises Inc.	691	19,790	(a)
ScanSource Inc.	843	34,041	(a)
		53,831
Technology Hardware, Storage & Peripherals—0.8%
Diebold Inc.	9,000	260,190
Immersion Corp.	2,600	21,476	(a)
Super Micro Computer Inc.	560	19,085	(a)
		300,751

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	948	19,718	(a)
EverBank Financial Corp.	646	9,748
HomeStreet Inc.	1,865	38,811	(a)
LendingTree Inc.	200	19,556	(a)
Washington Federal Inc.	1,676	37,962
		125,795
Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	507	18,769
Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	5,979	259,489
Trucking—0.9%
Heartland Express Inc.	1,808	33,538
Landstar System Inc.	1,200	77,532
Old Dominion Freight Line Inc.	2,556	177,949	(a)
Saia Inc.	1,643	46,251	(a)
YRC Worldwide Inc.	2,100	19,572	(a)
		354,842
Wireless Telecommunication Services—0.1%
Shenandoah Telecommunications Co.	1,500	40,125

Total Common Stock (Cost $32,201,047)		35,226,067

Short-Term Investments—5.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $2,094,310)		2,094,310	(b,c,d)

Total Investments (Cost $34,295,357)		37,320,377

Liabilities in Excess of Other Assets, net—(0.4)%		(133,126)

NET ASSETS—100.0%		$37,187,251

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2016	8	$887,680	$15,101

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Bonds and Notes—97.9% †		Principal Amount	Fair Value
U.S. Treasuries—15.8%
U.S. Treasury Bond
2.50%	02/15/45	$654,300	$638,121	(a)
U.S. Treasury Notes
1.13%	01/15/19	500,000	503,965
1.75%	12/31/20	936,000	959,327	(a)
2.13%	12/31/22	1,286,800	1,337,015	(a)
2.25%	11/15/25	934,200	972,626
			4,411,054
Agency Mortgage Backed—26.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	6,835	7,447
5.00%	07/01/35 - 06/01/41	211,916	237,885
5.50%	05/01/20 - 01/01/38	80,962	92,165
6.00%	04/01/17 - 11/01/37	192,666	220,794
6.50%	02/01/29	101	118
7.00%	10/01/16 - 08/01/36	35,487	40,393
7.50%	01/01/30 - 09/01/33	4,643	4,980
8.00%	11/01/30	5,977	6,598
8.25%	06/01/26	60,000	84,043	(b)
8.50%	04/01/30	6,834	8,464
Federal National Mortgage Assoc.
2.22%	04/01/37	1,032	1,052	(c)
3.00%	02/01/43 - 06/01/43	1,052,263	1,082,783	(a)
3.50%	11/01/42 - 08/01/45	91,966	96,622	(a)
4.00%	05/01/19 - 02/01/46	2,391,715	2,586,987
4.00%	01/01/41 - 03/01/44	399,914	430,758	(a)
4.50%	05/01/18 - 01/01/41	559,388	608,233
5.00%	03/01/34 - 08/01/35	86,778	97,248
5.50%	06/01/20 - 01/01/39	312,242	349,393
6.00%	10/01/19 - 07/01/35	312,641	360,009
6.50%	07/01/17 - 08/01/34	46,198	52,056
6.50%	01/01/29	1,079	1,233	(a)
7.00%	10/01/16 - 02/01/34	12,306	13,098
7.50%	11/01/22 - 12/01/33	29,038	31,832
8.00%	08/01/25 - 01/01/33	10,272	11,518
8.00%	10/01/31	4,329	5,105	(a)
9.00%	12/01/17 - 12/01/22	1,458	1,584
Government National Mortgage Assoc.
1.75%	02/20/23 - 02/20/26	4,736	4,831	(c)
2.00%	12/20/24	1,388	1,436	(c)
3.50%	05/20/43	70,907	75,143
4.00%	01/20/41 - 04/20/43	251,015	270,592
4.50%	08/15/33 - 03/20/41	190,784	207,980
6.00%	04/15/27 - 09/15/36	125,596	144,241
6.50%	04/15/19 - 08/15/36	61,817	70,885
7.00%	01/15/28 - 10/15/36	39,597	43,842
7.50%	11/15/31	370	372
8.50%	10/15/17	721	739
9.00%	11/15/16 - 12/15/21	2,143	2,222
5.00%	TBA	100,000	110,264	(d)
			7,364,945

Agency Collateralized Mortgage Obligations—0.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	654,517	1,859	(c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	120,030	8,382	(e)
5.50%	06/15/33	34,567	7,056	(e)
6.16%	08/15/25	56,563	5,217	(c,e)
7.50%	07/15/27	3,001	393	(e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	393	331	(f,g)
5.51%	08/15/43	79,237	16,084	(c,e)
8.00%	02/01/23 - 07/01/24	1,354	268	(e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	72	70	(f,g)
1.23%	12/25/42	36,385	1,601	(c,e)
5.00%	09/25/40	66,301	7,087	(e)
5.57%	07/25/38 - 12/25/41	120,176	23,986	(c,e)
7.00%	09/25/20	181	192
7.07%	05/25/18	30,991	1,529	(c,e)
8.00%	05/25/22	2	26	(e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	31,531	30,487	(f,g)
4.50%	08/25/35 - 01/25/36	41,147	6,635	(e)
5.00%	03/25/38 - 05/25/38	23,124	3,701	(e)
5.50%	12/25/33	8,977	1,745	(e)
6.00%	01/25/35	14,974	3,074	(e)
7.50%	11/25/23	7,517	1,437	(e)
8.00%	08/25/23 - 07/25/24	2,787	595	(e)
8.50%	07/25/22	51	10	(e)
8.50%	07/25/22	15	—	(e,**)
9.00%	05/25/22	57	10	(e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	99,162	5,395	(e)
5.00%	10/20/37 - 09/20/38	62,841	2,935	(e)
5.82%	02/20/40	32,007	5,126	(c,e)
6.36%	01/16/40	52,246	9,042	(c,e)
			144,273
Corporate Notes—42.9%
21st Century Fox America Inc.
3.70%	10/15/25	11,000	11,523	(a)
4.95%	10/15/45	5,000	5,347	(a)
6.65%	11/15/37	15,000	18,681
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,248	(a)
AbbVie Inc.
1.75%	11/06/17	45,000	45,212	(a)
2.00%	11/06/18	31,000	31,305	(a)
2.50%	05/14/20	45,000	45,841	(a)
3.60%	05/14/25	11,000	11,552	(a)
4.70%	05/14/45	10,000	10,637	(a)
ACCO Brands Corp.
6.75%	04/30/20	44,000	46,530	(a)
Actavis Funding SCS
1.30%	06/15/17	27,000	26,925	(a)
3.00%	03/12/20	23,000	23,666	(a)
3.45%	03/15/22	32,000	33,233	(a)
3.80%	03/15/25	45,000	46,830	(a)
4.75%	03/15/45	4,000	4,237	(a)

Activision Blizzard Inc.
5.63%	09/15/21	43,000	45,204	(a,h)
Aetna Inc.
3.50%	11/15/24	29,000	29,597	(a)
Agrium Inc.
3.38%	03/15/25	11,000	10,592	(a)
4.90%	06/01/43	17,000	16,183	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	23,818	(a)
4.50%	05/02/43	23,000	24,718	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,072	(a)
6.63%	10/15/22	9,000	9,338	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	12,000	12,360	(a)
American Electric Power Company Inc.
2.95%	12/15/22	36,000	36,477	(a)
American Express Co.
3.63%	12/05/24	23,000	23,173	(a)
American Express Credit Corp.
2.60%	09/14/20	45,000	46,111	(a)
American International Group Inc.
3.30%	03/01/21	21,000	21,479
3.75%	07/10/25	25,000	24,981	(a)
4.13%	02/15/24	14,000	14,594	(a)
4.50%	07/16/44	9,000	8,491	(a)
4.80%	07/10/45	23,000	22,683	(a)
American Tower Corp. (REIT)
3.40%	02/15/19	44,000	45,150	(a)
Amgen Inc.
2.20%	05/22/19	46,000	47,066	(a)
Amkor Technology Inc.
6.63%	06/01/21	43,000	40,850	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	18,000	18,334
5.55%	03/15/26	25,000	25,277
5.95%	09/15/16	75,000	76,227
6.60%	03/15/46	10,000	10,212
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	20,000	20,561	(a)
3.65%	02/01/26	25,000	26,291	(a)
4.90%	02/01/46	20,000	22,347	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	77,687	(a)
Anthem Inc.
3.30%	01/15/23	22,000	22,286
Apache Corp.
5.10%	09/01/40	23,000	20,874	(a)
Apple Inc.
2.85%	05/06/21	24,000	25,191	(a)
3.25%	02/23/26	21,000	21,904
3.45%	02/09/45	26,000	23,489	(a)
4.65%	02/23/46	25,000	27,300
Aramark Services Inc.
5.75%	03/15/20	47,000	48,469	(a)
Argos Merger Sub Inc.
7.13%	03/15/23	17,000	18,020	(h)

Ascension Health
4.85%	11/15/53	36,000	41,377	(a)
AstraZeneca PLC
2.38%	11/16/20	16,000	16,331	(a)
3.38%	11/16/25	23,000	23,835	(a)
4.38%	11/16/45	9,000	9,584	(a)
AT&T Inc.
2.38%	11/27/18	22,000	22,477	(a)
2.45%	06/30/20	48,000	48,521	(a)
2.80%	02/17/21	23,000	23,551	(a)
4.13%	02/17/26	22,000	23,244	(a)
4.45%	04/01/24	35,000	37,811
4.50%	05/15/35	23,000	22,717	(a)
4.75%	05/15/46	8,000	7,806	(a)
4.80%	06/15/44	17,000	16,639	(a)
AutoNation Inc.
4.50%	10/01/25	12,000	12,303	(a)
AutoZone Inc.
3.25%	04/15/25	20,000	20,034	(a)
Bank of America Corp.
1.70%	08/25/17	111,000	111,159	(a)
2.60%	01/15/19	38,000	38,649	(a)
3.95%	04/21/25	27,000	26,891	(a)
4.00%	01/22/25	44,000	44,085	(a)
4.10%	07/24/23	40,000	42,205	(a)
4.25%	10/22/26	40,000	40,676	(a)
Barrick Gold Corp.
4.10%	05/01/23	8,000	7,794	(a)
Baxalta Inc.
2.88%	06/23/20	45,000	44,940	(a,h)
4.00%	06/23/25	34,000	34,566	(a,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	63,000	78,013	(a)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	28,145	(a)
Berkshire Hathaway Inc.
2.20%	03/15/21	24,000	24,499
2.75%	03/15/23	38,000	38,766
3.13%	03/15/26	34,000	34,947
Berry Plastics Corp.
5.13%	07/15/23	25,000	25,312	(a)
Biogen Inc.
2.90%	09/15/20	9,000	9,266	(a)
4.05%	09/15/25	9,000	9,622	(a)
Boston Scientific Corp.
3.85%	05/15/25	25,000	25,936	(a)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,867	(a)
Calpine Corp.
5.75%	01/15/25	27,000	25,920	(a)
5.88%	01/15/24	58,000	60,900	(a,h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	43,000	30,530	(a)
Canadian Pacific Railway Co.
2.90%	02/01/25	40,000	38,618	(a)
Capital One Financial Corp.
4.20%	10/29/25	45,000	45,583	(a)

Caterpillar Inc.
4.30%	05/15/44	14,000	14,600	(a)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,280
4.35%	11/01/42	16,000	15,801
CBS Corp.
3.70%	08/15/24	34,000	35,040	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	25,000	26,187	(h)
CCO Safari II LLC
3.58%	07/23/20	34,000	34,756	(a,h)
4.91%	07/23/25	34,000	35,877	(a,h)
6.38%	10/23/35	5,000	5,508	(a,h)
6.48%	10/23/45	9,000	10,017	(a,h)
Celgene Corp.
3.88%	08/15/25	24,000	25,233	(a)
5.00%	08/15/45	23,000	24,878	(a)
CenturyLink Inc.
5.80%	03/15/22	87,000	83,703	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	53,000	49,422	(a,h)
Chevron Corp.
3.19%	06/24/23	22,000	22,686
Chubb INA Holdings Inc.
2.30%	11/03/20	45,000	45,769	(a)
3.15%	03/15/25	31,000	31,900
3.35%	05/03/26	32,000	33,402	(a)
4.35%	11/03/45	10,000	10,901	(a)
Cigna Corp.
3.25%	04/15/25	45,000	44,715	(a)
Cinemark USA Inc.
4.88%	06/01/23	43,000	43,363	(a)
Cisco Systems Inc.
2.20%	02/28/21	18,000	18,394
Citigroup Inc.
1.55%	08/14/17	46,000	45,995	(a)
1.75%	05/01/18	47,000	46,877	(a)
1.85%	11/24/17	20,000	20,047	(a)
2.05%	12/07/18	41,000	41,179	(a)
2.70%	03/30/21	49,000	49,380
4.40%	06/10/25	22,000	22,443	(a)
4.65%	07/30/45	37,000	38,759	(a)
CMS Energy Corp.
4.88%	03/01/44	23,000	24,460	(a)
CNA Financial Corp.
5.88%	08/15/20	38,000	42,430	(a)
Cogeco Communications Inc.
4.88%	05/01/20	45,000	46,267	(a,h)
Colgate-Palmolive Co.
4.00%	08/15/45	23,000	25,284	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	15,000	14,913	(a,h)
4.50%	06/01/25	11,000	10,925	(a,h)
Comcast Corp.
3.38%	08/15/25	55,000	58,529	(a)
4.20%	08/15/34	22,000	23,261	(a)
4.60%	08/15/45	6,000	6,658	(a)

ConocoPhillips Co.
3.35%	11/15/24	30,000	28,993	(a)
5.95%	03/15/46	5,000	5,356
Corp Andina de Fomento
4.38%	06/15/22	71,000	78,005
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	53,000	54,060	(a)
CSX Corp.
4.50%	08/01/54	13,000	12,891	(a)
CubeSmart LP
4.00%	11/15/25	13,000	13,302	(a)
CVS Health Corp.
2.25%	08/12/19	15,000	15,379	(a)
3.88%	07/20/25	45,000	48,582	(a)
5.13%	07/20/45	35,000	40,557	(a)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,438	(a,h)
Danaher Corp.
2.40%	09/15/20	21,000	21,690	(a)
4.38%	09/15/45	11,000	12,290	(a)
Denbury Resources Inc.
5.50%	05/01/22	43,000	19,350	(a)
6.38%	08/15/21	28,000	13,160	(a)
Devon Energy Corp.
5.85%	12/15/25	19,000	18,347	(a)
Diageo Investment Corp.
2.88%	05/11/22	51,000	53,337	(a)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	46,410	(a,h)
Dollar General Corp.
1.88%	04/15/18	45,000	45,270	(a)
4.13%	07/15/17	46,000	47,488	(a)
4.15%	11/01/25	23,000	24,174	(a)
Dollar Tree Inc.
5.75%	03/01/23	52,000	55,087	(a,h)
Dominion Resources Inc.
3.63%	12/01/24	21,000	21,316
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	20,000	20,689	(a)
Duke Energy Progress LLC
4.15%	12/01/44	15,000	15,757	(a)
Eastman Chemical Co.
3.60%	08/15/22	45,000	46,865	(a)
Ecopetrol S.A.
5.88%	05/28/45	11,000	8,659
Electricite de France S.A.
2.15%	01/22/19	91,000	92,072	(h)
Eli Lilly & Co.
3.70%	03/01/45	4,000	4,072	(a)
EMD Finance LLC
3.25%	03/19/25	23,000	22,980	(a,h)
Enbridge Energy Partners LP
4.20%	09/15/21	18,000	17,094
4.38%	10/15/20	20,000	19,529
Energizer Holdings Inc.
5.50%	06/15/25	43,000	43,206	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	87,000	74,385	(a)

Energy Transfer Partners LP
4.05%	03/15/25	9,000	7,924	(a)
5.15%	03/15/45	9,000	6,998	(a)
6.50%	02/01/42	29,000	26,688	(a)
EOG Resources Inc.
4.15%	01/15/26	40,000	41,477	(a)
Equinix Inc.
5.88%	01/15/26	10,000	10,530	(a)
ERP Operating LP
4.50%	07/01/44	9,000	9,555	(a)
European Investment Bank
4.88%	01/17/17	75,000	77,391
Express Scripts Holding Co.
3.30%	02/25/21	9,000	9,234
Exxon Mobil Corp.
2.22%	03/01/21	50,000	50,874
3.04%	03/01/26	20,000	20,479
4.11%	03/01/46	15,000	15,910
FedEx Corp.
4.10%	02/01/45	2,000	1,903	(a)
Florida Power & Light Co.
4.13%	02/01/42	31,000	33,022	(a)
Frontier Communications Corp.
7.13%	03/15/19	61,000	62,677	(a)
11.00%	09/15/25	9,000	9,045	(a,h)
General Motors Co.
5.20%	04/01/45	5,000	4,699	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	32,000	32,108
3.20%	07/13/20	90,000	89,834	(a)
5.25%	03/01/26	25,000	26,236
Georgia-Pacific LLC
3.60%	03/01/25	41,000	42,433	(h)
Gilead Sciences Inc.
3.65%	03/01/26	25,000	26,607
4.80%	04/01/44	10,000	10,991
Halliburton Co.
2.70%	11/15/20	23,000	23,360
3.80%	11/15/25	23,000	23,014
5.00%	11/15/45	14,000	13,729
HCA Inc.
4.75%	05/01/23	72,000	73,260	(a)
6.50%	02/15/20	45,000	49,387	(a)
Hess Corp.
5.60%	02/15/41	10,000	8,922
HSBC USA Inc.
2.75%	08/07/20	100,000	100,505	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,063	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	48,527	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	32,000	32,788	(a)
Ingles Markets Inc.
5.75%	06/15/23	71,000	72,065	(a)
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,458	(a)

Invesco Finance PLC
3.13%	11/30/22	67,000	68,375	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,618	(a,h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	35,000	30,625	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,059	(a)
6.50%	01/20/43	16,000	14,257	(a)
Johnson & Johnson
1.65%	03/01/21	10,000	10,053
2.45%	03/01/26	10,000	10,049
3.70%	03/01/46	24,000	25,199
Johnson Controls Inc.
4.63%	07/02/44	22,000	21,273	(a)
JPMorgan Chase & Co.
2.55%	10/29/20	22,000	22,306	(a)
3.88%	09/10/24	68,000	69,660	(a)
4.25%	10/01/27	22,000	22,895
5.00%	12/29/49	32,000	30,560	(a,c)
6.10%	10/29/49	55,000	56,046	(a,c)
KB Home
7.00%	12/15/21	53,000	53,000	(a)
Kellogg Co.
4.50%	04/01/46	10,000	10,241
KFW
2.00%	10/04/22	90,000	91,366	(a)
4.50%	07/16/18	85,000	91,638
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	14,501	(a)
Kinder Morgan Inc.
3.05%	12/01/19	9,000	8,864	(a)
4.30%	06/01/25	18,000	17,129	(a)
5.55%	06/01/45	14,000	12,445	(a)
Kraft Heinz Foods Co.
2.80%	07/02/20	46,000	47,132	(a,h)
L Brands Inc.
5.63%	02/15/22	47,000	51,203	(a)
L-3 Communications Corp.
1.50%	05/28/17	30,000	29,899
Lee Enterprises Inc.
9.50%	03/15/22	35,000	34,431	(h)
Lennar Corp.
4.50%	11/15/19	52,000	54,080
4.75%	05/30/25	18,000	17,685
Levi Strauss & Co.
5.00%	05/01/25	26,000	26,260
Lockheed Martin Corp.
2.50%	11/23/20	31,000	31,766	(a)
3.55%	01/15/26	15,000	15,878	(a)
4.70%	05/15/46	11,000	12,303	(a)
Lowe’s Companies Inc.
4.38%	09/15/45	20,000	22,229	(a)
LyondellBasell Industries N.V.
4.63%	02/26/55	9,000	8,043	(a)
Marathon Oil Corp.
6.00%	10/01/17	49,000	49,673

Marathon Petroleum Corp.
3.63%	09/15/24	45,000	41,166	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	23,000	23,394
3.75%	03/14/26	30,000	30,774
Mattel Inc.
2.35%	05/06/19	67,000	67,870	(a)
McDonald’s Corp.
2.75%	12/09/20	12,000	12,434	(a)
3.70%	01/30/26	29,000	30,739	(a)
4.88%	12/09/45	9,000	9,835	(a)
Mead Johnson Nutrition Co.
3.00%	11/15/20	32,000	32,898	(a)
4.13%	11/15/25	32,000	33,992	(a)
Medtronic Inc.
2.50%	03/15/20	14,000	14,493	(a)
3.50%	03/15/25	26,000	27,753	(a)
4.63%	03/15/45	15,000	16,758	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	19,972	(a)
Merck & Company Inc.
2.75%	02/10/25	45,000	46,088	(a)
MetLife Inc.
3.60%	11/13/25	22,000	22,552	(a)
4.05%	03/01/45	12,000	11,355	(a)
4.72%	12/15/44	14,000	14,597	(a)
MGM Resorts International
5.25%	03/31/20	26,000	26,650
6.63%	12/15/21	43,000	46,117
Microsoft Corp.
4.00%	02/12/55	25,000	24,563
Mid-America Apartments LP
4.00%	11/15/25	23,000	23,489
Monsanto Co.
4.70%	07/15/64	12,000	10,372
Morgan Stanley
2.45%	02/01/19	20,000	20,297
2.65%	01/27/20	25,000	25,379	(a)
3.70%	10/23/24	22,000	22,750	(a)
3.88%	01/27/26	5,000	5,218
3.95%	04/23/27	45,000	45,070	(a)
4.10%	05/22/23	73,000	75,307	(a)
5.00%	11/24/25	18,000	19,488	(a)
National Retail Properties Inc.
4.00%	11/15/25	22,000	22,638
NCL Corporation Ltd.
4.63%	11/15/20	22,000	22,110	(h)
Newell Rubbermaid Inc.
3.85%	04/01/23	50,000	51,874
4.20%	04/01/26	25,000	26,147
5.50%	04/01/46	15,000	16,239
Newmont Mining Corp.
4.88%	03/15/42	17,000	14,618
Nexen Energy ULC
6.40%	05/15/37	25,000	28,370
NIKE Inc.
3.88%	11/01/45	23,000	24,072

Noble Energy Inc.
3.90%	11/15/24	27,000	25,447
Northern States Power Co.
2.20%	08/15/20	45,000	45,841
Northrop Grumman Corp.
3.85%	04/15/45	6,000	5,939
Novartis Capital Corp.
3.00%	11/20/25	15,000	15,645
4.00%	11/20/45	30,000	32,117
NRG Energy Inc.
6.25%	07/15/22	26,000	24,172
Occidental Petroleum Corp.
3.50%	06/15/25	45,000	46,105
Omnicom Group Inc.
3.63%	05/01/22	23,000	24,157
Oracle Corp.
2.25%	10/08/19	87,000	89,784
2.95%	05/15/25	30,000	30,745
4.13%	05/15/45	11,000	11,242
Owens & Minor Inc.
3.88%	09/15/21	45,000	45,373
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	70,973
PacifiCorp
6.25%	10/15/37	12,000	15,677
Penn National Gaming Inc.
5.88%	11/01/21	26,000	25,870
PepsiCo Inc.
3.10%	07/17/22	11,000	11,742
4.25%	10/22/44	13,000	13,889
4.60%	07/17/45	14,000	15,789
Petroleos Mexicanos
3.50%	01/30/23	21,000	19,031	(a)
5.63%	01/23/46	10,000	8,404
6.38%	02/04/21	20,000	21,330	(a,h)
Pfizer Inc.
4.40%	05/15/44	15,000	16,963
Philip Morris International Inc.
2.75%	02/25/26	22,000	22,422
4.13%	03/04/43	24,000	24,852
Phillips 66 Partners LP
2.65%	02/15/20	14,000	13,488
3.61%	02/15/25	23,000	20,909
Praxair Inc.
3.20%	01/30/26	14,000	14,698
Precision Castparts Corp.
4.38%	06/15/45	14,000	15,410
Principal Financial Group Inc.
4.70%	05/15/55	27,000	26,149	(c)
Prologis LP
3.75%	11/01/25	22,000	22,966
Prudential Financial Inc.
5.38%	05/15/45	23,000	22,770	(c)
5.63%	06/15/43	16,000	16,296	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	68,921

PulteGroup Inc.
4.25%	03/01/21	10,000	10,150
5.50%	03/01/26	20,000	20,575
QUALCOMM Inc.
4.80%	05/20/45	18,000	17,836
Quest Diagnostics Inc.
4.70%	03/30/45	14,000	13,568
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	32,000	28,245
Revlon Consumer Products Corp.
5.75%	02/15/21	62,000	63,705	(a)
Reynolds American Inc.
4.45%	06/12/25	14,000	15,410
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	11,000	10,788
Rogers Communications Inc.
5.00%	03/15/44	8,000	8,815
Royal Bank of Canada
1.20%	09/19/17	81,000	80,920
4.65%	01/27/26	20,000	20,304
Ryder System Inc.
2.45%	09/03/19	54,000	54,062
Santander UK Group Holdings PLC
3.13%	01/08/21	29,000	29,170
Schlumberger Holdings Corp.
3.00%	12/21/20	61,000	61,870	(a,h)
4.00%	12/21/25	41,000	42,349	(a,h)
Sealed Air Corp.
4.88%	12/01/22	26,000	27,040	(h)
5.13%	12/01/24	26,000	26,975	(h)
Shell International Finance BV
3.40%	08/12/23	59,000	61,176	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	46,462
Southern California Edison Co.
2.40%	02/01/22	20,000	20,203
Spectra Energy Partners LP
4.75%	03/15/24	21,000	22,631
Sprint Corp.
7.63%	02/15/25	42,000	31,185
Standard Industries Inc.
5.38%	11/15/24	52,000	52,780	(a,h)
State Street Corp.
3.55%	08/18/25	10,000	10,645	(i)
Statoil ASA
3.95%	05/15/43	11,000	10,487
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	17,000	16,958	(h)
SUPERVALU Inc.
6.75%	06/01/21	43,000	36,657
T-Mobile USA Inc.
6.50%	01/15/26	13,000	13,504
6.63%	04/01/23	43,000	45,257
Tampa Electric Co.
4.35%	05/15/44	22,000	22,679
Target Corp.
3.50%	07/01/24	27,000	29,627
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	22,461

Teachers Insurance & Annuity Association of America
4.90%	09/15/44	25,000	26,796	(h)
Teck Resources Ltd.
2.50%	02/01/18	13,000	11,375
3.15%	01/15/17	17,000	16,320
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,425
6.00%	10/01/20	44,000	46,860
The Allstate Corp.
5.75%	08/15/53	25,000	25,406	(a,c)
The Boeing Co.
1.65%	10/30/20	22,000	22,009	(a)
2.60%	10/30/25	22,000	22,380	(a)
2.85%	10/30/24	32,000	33,129	(a)
The Coca-Cola Co.
2.88%	10/27/25	20,000	20,815	(a)
The Dow Chemical Co.
4.25%	10/01/34	28,000	27,287	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,752
2.90%	07/19/18	32,000	32,752
3.75%	05/22/25	41,000	41,984
4.25%	10/21/25	7,000	7,115
4.80%	07/08/44	49,000	51,249
5.15%	05/22/45	23,000	23,372
The Home Depot Inc.
3.35%	09/15/25	32,000	34,692
4.25%	04/01/46	7,000	7,704
The Kroger Co.
2.95%	11/01/21	32,000	33,367
3.50%	02/01/26	14,000	14,720
The Progressive Corp.
3.70%	01/26/45	20,000	19,431
The Toronto-Dominion Bank
2.50%	12/14/20	41,000	41,843
The Walt Disney Co.
2.30%	02/12/21	16,000	16,528
4.13%	06/01/44	10,000	10,728
Time Inc.
5.75%	04/15/22	44,000	39,050	(h)
Time Warner Cable Inc.
4.50%	09/15/42	5,000	4,440
6.55%	05/01/37	13,000	14,272
Time Warner Inc.
3.60%	07/15/25	3,000	3,081	(a)
3.88%	01/15/26	21,000	22,033	(a)
5.35%	12/15/43	33,000	35,128	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	20,000	21,134
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	43,413
Tyco International Finance S.A.
5.13%	09/14/45	15,000	16,065
Tyson Foods Inc.
2.65%	08/15/19	9,000	9,232
3.95%	08/15/24	8,000	8,532
5.15%	08/15/44	8,000	8,947

U.S. Bancorp
5.13%	12/29/49	45,000	46,069	(a,c)
Ultra Petroleum Corp.
6.13%	10/01/24	43,000	3,225	(h)
United Rentals North America Inc.
6.13%	06/15/23	34,000	35,105
UnitedHealth Group Inc.
2.70%	07/15/20	20,000	20,784
4.75%	07/15/45	29,000	33,264
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	19,000	14,630	(h)
6.38%	10/15/20	15,000	12,450	(h)
Ventas Realty LP
4.13%	01/15/26	18,000	18,492
Verizon Communications Inc.
3.50%	11/01/24	22,000	23,092	(a)
4.40%	11/01/34	23,000	23,257	(a)
4.67%	03/15/55	16,000	15,360	(a)
4.86%	08/21/46	23,000	24,261	(a)
5.05%	03/15/34	38,000	41,196	(a)
5.15%	09/15/23	30,000	34,639	(a)
6.55%	09/15/43	16,000	21,046	(a)
Visa Inc.
2.80%	12/14/22	29,000	30,274
3.15%	12/14/25	29,000	30,286
4.30%	12/14/45	13,000	14,227
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	197,816	(a,h)
W.R. Grace & Co.
5.13%	10/01/21	15,000	15,600	(h)
5.63%	10/01/24	43,000	44,827	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	40,000	44,742
Wells Fargo & Co.
3.90%	05/01/45	23,000	23,010	(a)
4.10%	06/03/26	27,000	28,267	(a)
4.30%	07/22/27	17,000	18,047	(a)
5.88%	12/29/49	32,000	34,170	(a,c)
5.90%	12/29/49	29,000	29,390	(c)
Western Digital Corp.
7.38%	04/01/23	5,000	5,100	(h)
Williams Partners LP
5.40%	03/04/44	4,000	2,997
Windstream Services LLC
6.38%	08/01/23	47,000	34,427
WPP Finance 2010
3.75%	09/19/24	45,000	45,564
XLIT Ltd.
5.25%	12/15/43	19,000	19,676
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	23,249
			11,948,308
Non-Agency Collateralized Mortgage Obligations—11.0%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,947	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	20,068

Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	101,086	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	20,241	20,979	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	22,878	24,067	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	9,742	9,731	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	17,357	18,224	(c,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	12,297	12,292	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	51,796	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	88,000	71,768	(c,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	20,704	13,583
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	85,254	91,149
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,639	(c)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	205,000	156,080	(c,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	21,450	21,198	(c)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	41,813	44,746
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	16,863	15,659	(c)
COMM 2015-CR24 Mortgage Trust
3.70%	08/10/55	41,413	44,262
4.37%	08/10/55	37,275	33,711	(c)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	19,456	18,978	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	24,827	17,425	(c)
4.11%	08/15/48	33,103	33,212	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	49,453	49,527
5.32%	08/10/44	20,000	22,070	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	26,924
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	22,783	16,353
4.41%	07/10/48	10,695	10,350	(c)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	47,000	31,914
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	56,688	41,326
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	107,014	108,890
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	16,174	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	20,000	20,574	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	20,000	20,089	(c)

JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	39,943	28,079	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	41,423	37,131	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	62,043	66,499
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	5,471	5,470	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	30,127	31,214	(c)
6.11%	07/15/40	60,000	62,033	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	12,169	427	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	75,662	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	42,000	41,428	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	327,828	27,868	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	390,521	25,188	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	36,101	35,418	(c)
4.24%	04/15/48	100,000	77,038	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	107,556	77,956	(c,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	76,961	82,246
4.35%	05/15/48	82,833	78,333	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	17,470	11,116	(h)
4.60%	01/15/49	24,850	23,574	(c)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	7,483	7,499	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	50,000	49,570	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	20,795	20,783	(c)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	9,941	9,960	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	50,000	51,977	(c)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	45,000	47,779	(c)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	71,719	76,920
Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	313,644	26,506	(c,e)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	58,849	60,914
4.22%	06/15/48	33,857	24,721	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	20,705	15,649	(c,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	41,348	44,133
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	20,700	15,038	(c)

Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	105,174	97,312	(c)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	53,816	57,758
4.47%	12/15/47	20,681	20,073	(c)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	18,397	11,930	(h,j)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	27,295
5.13%	12/15/46	20,000	18,482	(c,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	20,575	18,397	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	33,119	(h)
4.72%	03/15/47	30,000	31,952	(c)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	54,883	38,891	(c,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	78,708	56,099	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	10,000	7,210	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	62,993	(c)
4.59%	03/15/47	60,980	48,898	(c,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	10,338	7,191
			3,059,520
Sovereign Bonds—0.3%
Government of Mexico
4.00%	10/02/23	22,000	23,045	(a)
4.75%	03/08/44	42,000	41,895
Government of Peru
4.13%	08/25/27	13,000	13,618
5.63%	11/18/50	7,000	7,875
			86,433
Municipal Bonds and Notes—1.0%
American Municipal Power Inc.
6.27%	02/15/50	25,000	30,287
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	59,773
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,071
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	62,738
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	40,875
State of California
5.70%	11/01/21	40,000	47,636
State of Illinois
5.10%	06/01/33	15,000	14,027
			271,407

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	54,029	3,188	(j,k)
Total Bonds and Notes (Cost $26,969,080)			27,289,128

		Number of Shares	Fair Value
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $34,875)		1,395	36,772

Total Investments in Securities (Cost $27,003,955)			27,325,900

Short-Term Investments—2.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $545,952)			545,952	(a,g,l)

Total Investments (Cost $27,549,907)			27,871,852

Liabilities in Excess of Other Assets, net—(0.0)% *			(6,131)

NET ASSETS—100.0%			$27,865,721

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized
Markit CDX North America High Yield Index	CME Group Inc.	$1,587	5.00%	12/20/20	$(45,398)	$(35,246)	$(10,152)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	2	$345,062	$(2,624)
U.S. Long Bond Futures	June 2016	1	164,437	(1,582)
2 Yr. U.S. Treasury Notes Futures	June 2016	12	2,625,000	(527)
5 Yr. U.S. Treasury Notes Futures	June 2016	9	1,090,477	1,278

				$(3,455)

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
10 Yr. U.S. Treasury Notes Futures	June 2016	18	$(2,347,031)	$7,082

				$3,627

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $2,497,855 or 8.96% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(k)	Security is in default.

(l)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Domestic Equity—37.1% †	Number of Shares	Fair Value
Common Stock—37.1%
Advertising—0.1%
Harte-Hanks Inc.	1,540	$3,896
MDC Partners Inc., Class A	1,256	29,642
National CineMedia Inc.	1,796	27,317
Omnicom Group Inc.	11,353	944,910
Sizmek Inc.	654	1,897	(a)
The Interpublic Group of Companies Inc.	19,043	437,037
		1,444,699
Aerospace & Defense—0.9%
AAR Corp.	1,018	23,689
Aerojet Rocketdyne Holdings Inc.	1,828	29,943	(a)
Aerovironment Inc.	587	16,624	(a)
American Science & Engineering Inc.	217	6,009
Astronics Corp.	630	24,034	(a)
B/E Aerospace Inc.	1,457	67,197
Cubic Corp.	620	24,775
Curtiss-Wright Corp.	1,969	148,994
DigitalGlobe Inc.	1,858	32,143	(a)
Ducommun Inc.	342	5,215	(a)
Engility Holdings Inc.	555	10,412	(a)
Esterline Technologies Corp.	1,286	82,394	(a)
General Dynamics Corp.	13,786	1,811,067
HEICO Corp.	568	34,154
HEICO Corp., Class A	1,163	55,359
Honeywell International Inc.	36,271	4,064,166
Huntington Ingalls Industries Inc.	667	91,339
KLX Inc.	2,279	73,247	(a)
Kratos Defense & Security Solutions Inc.	1,412	6,989	(a)
L-3 Communications Holdings Inc.	3,674	435,369
Lockheed Martin Corp.	12,385	2,743,277
Moog Inc., Class A	1,069	48,832	(a)
National Presto Industries Inc.	143	11,975
Northrop Grumman Corp.	8,547	1,691,451
Orbital ATK Inc.	840	73,030
Raytheon Co.	14,111	1,730,432
Rockwell Collins Inc.	6,160	568,014
Sparton Corp.	303	5,451	(a)
TASER International Inc.	1,555	30,525	(a)
Teledyne Technologies Inc.	1,531	134,942	(a)
Textron Inc.	12,825	467,599
The Boeing Co.	29,344	3,724,927
The KEYW Holding Corp.	1,041	6,912	(a)
Triumph Group Inc.	708	22,288
United Technologies Corp.	36,649	3,668,565
Vectrus Inc.	333	7,576	(a)
		21,978,915
Agricultural & Farm Machinery—0.1%
AGCO Corp.	1,014	50,396
Deere & Co.	14,175	1,091,333
Lindsay Corp.	324	23,202
The Toro Co.	778	67,001
Titan International Inc.	1,287	6,924
		1,238,856

Agricultural Products—0.1%
Alico Inc.	118	3,258
Arcadia Biosciences Inc.	246	684	(a)
Archer-Daniels-Midland Co.	27,965	1,015,409
Darling Ingredients Inc.	4,798	63,190	(a)
Fresh Del Monte Produce Inc.	980	41,228
Ingredion Inc.	1,025	109,460
Limoneira Co.	355	5,396
		1,238,625
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,530	23,531	(a)
Atlas Air Worldwide Holdings Inc.	728	30,773	(a)
CH Robinson Worldwide Inc.	6,780	503,279
Echo Global Logistics Inc.	858	23,303	(a)
Expeditors International of Washington Inc.	8,736	426,404
FedEx Corp.	12,082	1,965,983
Forward Air Corp.	904	40,969
Hub Group Inc., Class A	1,049	42,789	(a)
Park-Ohio Holdings Corp.	262	11,219
Radiant Logistics Inc.	889	3,174	(a)
United Parcel Service Inc., Class B	32,459	3,423,451
XPO Logistics Inc.	2,084	63,979	(a)
		6,558,854
Airlines—0.2%
Alaska Air Group Inc.	1,780	145,996
Allegiant Travel Co.	396	70,512
American Airlines Group Inc.	28,491	1,168,416
Delta Air Lines Inc.	36,510	1,777,307
Hawaiian Holdings Inc.	1,404	66,255	(a)
JetBlue Airways Corp.	4,581	96,751	(a)
SkyWest Inc.	1,497	29,925
Southwest Airlines Co.	30,092	1,348,121
United Continental Holdings Inc.	16,976	1,016,183	(a)
Virgin America Inc.	729	28,110	(a)
		5,747,576
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,776	25,557	(a)
Alternative Carriers—0.0% *
8x8 Inc.	2,570	25,854	(a)
Cogent Communications Holdings Inc.	1,340	52,300
Globalstar Inc.	13,529	19,888	(a)
Inteliquent Inc.	954	15,312
Iridium Communications Inc.	2,346	18,463	(a)
Level 3 Communications Inc.	13,524	714,743	(a)
Lumos Networks Corp.	699	8,975	(a)
ORBCOMM Inc.	1,707	17,292	(a)
pdvWireless Inc.	404	13,873	(a)
Straight Path Communications Inc., Class B	291	9,030	(a)
Vonage Holdings Corp.	5,509	25,176	(a)
		920,906
Aluminum—0.0% *
Alcoa Inc.	61,397	588,183
Century Aluminum Co.	1,476	10,406	(a)
Kaiser Aluminum Corp.	496	41,932
Real Industry Inc.	759	6,603	(a)
		647,124

Apparel Retail—0.3%
Abercrombie & Fitch Co., Class A	2,988	94,242
American Eagle Outfitters Inc.	7,709	128,509
Ascena Retail Group Inc.	7,399	81,833	(a)
bebe stores Inc.	727	400
Boot Barn Holdings Inc.	370	3,478	(a)
Burlington Stores Inc.	2,209	124,234	(a)
Caleres Inc.	1,268	35,872
Chico’s FAS Inc.	5,827	77,324
Christopher & Banks Corp.	1,140	2,725	(a)
Citi Trends Inc.	462	8,237
Destination XL Group Inc.	1,072	5,542	(a)
Express Inc.	2,468	52,840	(a)
Foot Locker Inc.	1,959	126,356
Francesca’s Holdings Corp.	1,222	23,414	(a)
Genesco Inc.	645	46,601	(a)
Guess? Inc.	2,711	50,885
L Brands Inc.	11,937	1,048,188
Ross Stores Inc.	18,980	1,098,942
Shoe Carnival Inc.	452	12,186
Stage Stores Inc.	958	7,722
Stein Mart Inc.	861	6,311
Tailored Brands Inc.	1,383	24,756
The Buckle Inc.	812	27,502
The Cato Corp., Class A	764	29,452
The Children’s Place Inc.	603	50,332
The Finish Line Inc., Class A	1,333	28,126
The Gap Inc.	10,688	314,227
The TJX Companies Inc.	31,642	2,479,151
Tilly’s Inc., Class A	378	2,529	(a)
Urban Outfitters Inc.	4,069	134,643	(a)
Zumiez Inc.	573	11,414	(a)
		6,137,973
Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	738	77,770
Cherokee Inc.	262	4,661	(a)
Coach Inc.	13,000	521,170
Columbia Sportswear Co.	839	50,416
Fossil Group Inc.	588	26,119	(a)
G-III Apparel Group Ltd.	1,165	56,957	(a)
Hanesbrands Inc.	18,362	520,379
Iconix Brand Group Inc.	1,449	11,665	(a)
Kate Spade & Co.	1,829	46,676	(a)
Movado Group Inc.	480	13,214
Oxford Industries Inc.	427	28,707
Perry Ellis International Inc.	375	6,904	(a)
PVH Corp.	3,835	379,895
Ralph Lauren Corp.	2,757	265,389
Sequential Brands Group Inc.	999	6,384	(a)
Superior Uniform Group Inc.	226	4,027
Tumi Holdings Inc.	1,621	43,475	(a)
Under Armour Inc., Class A	8,646	733,440	(a)
Vera Bradley Inc.	597	12,143	(a)
VF Corp.	15,983	1,035,059
Vince Holding Corp.	693	4,387	(a)
		3,848,837

Application Software—0.4%
ACI Worldwide Inc.	5,107	106,175	(a)
Adobe Systems Inc.	23,376	2,192,669	(a)
American Software Inc., Class A	776	6,984
ANSYS Inc.	1,258	112,541	(a)
Aspen Technology Inc.	2,494	90,108	(a)
Autodesk Inc.	10,601	618,144	(a)
Blackbaud Inc.	1,371	86,222
Bottomline Technologies Inc.	1,176	35,856	(a)
BroadSoft Inc.	846	34,136	(a)
Cadence Design Systems Inc.	4,355	102,691	(a)
Callidus Software Inc.	1,588	26,488	(a)
CDK Global Inc.	2,216	103,155
Citrix Systems Inc.	7,209	566,483	(a)
Code Rebel Corp.	34	159	(a)
Digimarc Corp.	236	7,151	(a)
Digital Turbine Inc.	1,483	1,765	(a)
Ebix Inc.	781	31,857
Ellie Mae Inc.	862	78,132	(a)
EnerNOC Inc.	801	5,991	(a)
EPIQ Systems Inc.	970	14,569
Fair Isaac Corp.	1,358	144,070
Glu Mobile Inc.	3,639	10,262	(a)
Guidance Software Inc.	588	2,528	(a)
Guidewire Software Inc.	2,051	111,738	(a)
HubSpot Inc.	541	23,598	(a)
Interactive Intelligence Group Inc.	521	18,975	(a)
Intuit Inc.	12,148	1,263,514
Jive Software Inc.	1,449	5,477	(a)
Manhattan Associates Inc.	3,204	182,212	(a)
Mentor Graphics Corp.	4,174	84,857
MicroStrategy Inc., Class A	271	48,704	(a)
MobileIron Inc.	1,194	5,397	(a)
Model N Inc.	658	7,087	(a)
Monotype Imaging Holdings Inc.	1,157	27,675
Park City Group Inc.	323	2,920	(a)
Paycom Software Inc.	922	32,823	(a)
Paylocity Holding Corp.	466	15,257	(a)
Pegasystems Inc.	1,035	26,268
PROS Holdings Inc.	710	8,371	(a)
PTC Inc.	1,639	54,349	(a)
QAD Inc., Class A	314	6,673
Qlik Technologies Inc.	2,658	76,869	(a)
RealPage Inc.	1,528	31,844	(a)
RingCentral Inc., Class A	1,552	24,444	(a)
salesforce.com Inc.	29,759	2,197,107	(a)
Seachange International Inc.	1,025	5,658	(a)
Silver Spring Networks Inc.	1,050	15,488	(a)
Synchronoss Technologies Inc.	1,123	36,318	(a)
Synopsys Inc.	2,163	104,776	(a)
Tangoe Inc.	1,201	9,476	(a)
Telenav Inc.	848	5,003	(a)
Textura Corp.	604	11,253	(a)
The Ultimate Software Group Inc.	411	79,529	(a)
TiVo Inc.	2,797	26,599	(a)
Tyler Technologies Inc.	1,458	187,513	(a)
Verint Systems Inc.	1,787	59,650	(a)

VirnetX Holding Corp.	1,332	6,114	(a)
Workiva Inc.	227	2,645	(a)
Xura Inc.	639	12,569	(a)
Zendesk Inc.	1,680	35,162	(a)
Zix Corp.	1,800	7,074	(a)
		9,239,122
Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,533	411,359	(a)
Ameriprise Financial Inc.	7,970	749,260
Arlington Asset Investment Corp., Class A	698	8,746
Ashford Inc.	34	1,550	(a)
Associated Capital Group Inc., Class A	188	5,268	(a)
BlackRock Inc.	5,918	2,015,493
Calamos Asset Management Inc., Class A	556	4,720
Cohen & Steers Inc.	582	22,651
Diamond Hill Investment Group Inc.	90	15,962
Eaton Vance Corp.	1,643	55,073
Federated Investors Inc., Class B	1,345	38,803
Fifth Street Asset Management Inc.	191	585
Financial Engines Inc.	1,503	47,239
Franklin Resources Inc.	17,759	693,489
GAMCO Investors Inc., Class A	188	6,967
Invesco Ltd.	19,864	611,215
Janus Capital Group Inc.	6,388	93,456
Legg Mason Inc.	4,985	172,880
Medley Management Inc., Class A	167	919
Northern Trust Corp.	10,186	663,822
Pzena Investment Management Inc., Class A	399	3,013
Safeguard Scientifics Inc.	591	7,831	(a)
SEI Investments Co.	1,963	84,507
State Street Corp.	18,909	1,106,555	(b)
T Rowe Price Group Inc.	11,767	864,404
The Bank of New York Mellon Corp.	50,647	1,865,329
Virtus Investment Partners Inc.	196	15,310
Waddell & Reed Financial Inc., Class A	1,161	27,330
Westwood Holdings Group Inc.	228	13,372
WisdomTree Investments Inc.	4,924	56,281
ZAIS Group Holdings Inc.	111	540	(a)
		9,663,929
Auto Parts & Equipment—0.1%
American Axle & Manufacturing Holdings Inc.	2,213	34,058	(a)
BorgWarner Inc.	10,505	403,392
Cooper-Standard Holding Inc.	397	28,521	(a)
Dana Holding Corp.	6,596	92,938
Dorman Products Inc.	779	42,393	(a)
Drew Industries Inc.	705	45,444
Federal-Mogul Holdings Corp.	938	9,267	(a)
Fox Factory Holding Corp.	512	8,095	(a)
Gentex Corp.	4,137	64,910
Gentherm Inc.	1,046	43,503	(a)
Horizon Global Corp.	563	7,083	(a)
Johnson Controls Inc.	30,352	1,182,817
Metaldyne Performance Group Inc.	327	5,497
Modine Manufacturing Co.	1,333	14,676	(a)
Motorcar Parts of America Inc.	538	20,433	(a)
Standard Motor Products Inc.	573	19,855
Stoneridge Inc.	779	11,342	(a)

Strattec Security Corp.	108	6,198
Superior Industries International Inc.	678	14,970
Tenneco Inc.	1,699	87,516	(a)
Tower International Inc.	637	17,326
		2,160,234
Automobile Manufacturers—0.2%
Ford Motor Co.	183,955	2,483,392
General Motors Co.	66,364	2,085,821
Thor Industries Inc.	650	41,451
Winnebago Industries Inc.	814	18,274
		4,628,938
Automotive Retail—0.2%
Advance Auto Parts Inc.	3,433	550,447
America’s Car-Mart Inc.	253	6,325	(a)
Asbury Automotive Group Inc.	744	44,521	(a)
AutoNation Inc.	3,567	166,508	(a)
AutoZone Inc.	1,429	1,138,470	(a)
CarMax Inc.	9,160	468,076	(a)
CST Brands Inc.	1,084	41,506
Group 1 Automotive Inc.	678	39,792
Lithia Motors Inc., Class A	666	58,162
Monro Muffler Brake Inc.	932	66,610
Murphy USA Inc.	556	34,166	(a)
O’Reilly Automotive Inc.	4,562	1,248,437	(a)
Sonic Automotive Inc., Class A	855	15,800
		3,878,820
Biotechnology—1.2%
AbbVie Inc.	75,978	4,339,863
Abeona Therapeutics Inc.	317	812	(a)
ACADIA Pharmaceuticals Inc.	2,447	68,418	(a)
Acceleron Pharma Inc.	702	18,526	(a)
Achillion Pharmaceuticals Inc.	3,378	26,078	(a)
Acorda Therapeutics Inc.	1,244	32,904	(a)
Adamas Pharmaceuticals Inc.	319	4,613	(a)
Aduro Biotech Inc.	260	3,331	(a)
Advaxis Inc.	910	8,217	(a)
Aegerion Pharmaceuticals Inc.	750	2,775	(a)
Agenus Inc.	2,305	9,589	(a)
Aimmune Therapeutics Inc.	334	4,529	(a)
Akebia Therapeutics Inc.	876	7,893	(a)
Alder Biopharmaceuticals Inc.	695	17,021	(a)
Alexion Pharmaceuticals Inc.	10,560	1,470,163	(a)
AMAG Pharmaceuticals Inc.	1,001	23,423	(a)
Amgen Inc.	35,466	5,317,417
Amicus Therapeutics Inc.	3,325	28,096	(a)
Anacor Pharmaceuticals Inc.	1,197	63,980	(a)
Anthera Pharmaceuticals Inc.	1,162	4,206	(a)
Applied Genetic Technologies Corp.	268	3,747	(a)
Ardelyx Inc.	595	4,623	(a)
Arena Pharmaceuticals Inc.	7,311	14,403	(a)
ARIAD Pharmaceuticals Inc.	4,826	30,838	(a)
Array BioPharma Inc.	4,265	12,582	(a)
Arrowhead Research Corp.	1,782	8,589	(a)
Asterias Biotherapeutics Inc.	323	1,518	(a)
Atara Biotherapeutics Inc.	500	9,515	(a)
aTyr Pharma Inc.	188	741	(a)
Avalanche Biotechnologies Inc.	606	3,133	(a)
Avexis Inc.	132	3,596	(a)

Baxalta Inc.	32,090	1,296,436
Bellicum Pharmaceuticals Inc.	258	2,412	(a)
BioCryst Pharmaceuticals Inc.	2,192	6,203	(a)
Biogen Inc.	10,311	2,684,160	(a)
BioSpecifics Technologies Corp.	153	5,327	(a)
BioTime Inc.	1,616	4,638	(a)
Blueprint Medicines Corp.	291	5,253	(a)
Calithera Biosciences Inc.	344	1,954	(a)
Cara Therapeutics Inc.	564	3,508	(a)
Catabasis Pharmaceuticals Inc.	76	383	(a)
Catalyst Pharmaceuticals Inc.	2,329	2,725	(a)
Celgene Corp.	36,818	3,685,114	(a)
Celldex Therapeutics Inc.	2,820	10,660	(a)
Cellular Biomedicine Group Inc.	306	5,707	(a)
Cepheid	2,086	69,589	(a)
ChemoCentryx Inc.	846	2,107	(a)
Chiasma Inc.	192	1,759	(a)
Chimerix Inc.	1,371	7,006	(a)
Cidara Therapeutics Inc.	149	1,892	(a)
Clovis Oncology Inc.	835	16,032	(a)
Coherus Biosciences Inc.	710	15,073	(a)
Concert Pharmaceuticals Inc.	478	6,529	(a)
CorMedix Inc.	968	2,565	(a)
CTI BioPharma Corp.	6,580	3,497	(a)
Curis Inc.	3,443	5,543	(a)
Cytokinetics Inc.	1,058	7,459	(a)
CytomX Therapeutics Inc.	195	2,515	(a)
CytRx Corp.	1,937	5,191	(a)
Dicerna Pharmaceuticals Inc.	468	2,508	(a)
Dimension Therapeutics Inc.	140	1,096	(a)
Dyax Corp.	4,362	4,842	(a,d)
Dynavax Technologies Corp.	1,075	20,683	(a)
Eagle Pharmaceuticals Inc.	243	9,841	(a)
Edge Therapeutics Inc.	280	2,562	(a)
Editas Medicine Inc.	202	6,977	(a)
Emergent Biosolutions Inc.	884	32,133	(a)
Enanta Pharmaceuticals Inc.	484	14,215	(a)
Epizyme Inc.	1,113	13,490	(a)
Esperion Therapeutics Inc.	397	6,713	(a)
Exact Sciences Corp.	2,871	19,351	(a)
Exelixis Inc.	6,504	26,016	(a)
Fibrocell Science Inc.	757	1,893	(a)
FibroGen Inc.	1,375	29,274
Five Prime Therapeutics Inc.	676	27,466	(a)
Flexion Therapeutics Inc.	431	3,965	(a)
Foundation Medicine Inc.	353	6,418	(a)
Galena Biopharma Inc.	4,739	6,445	(a)
Genocea Biosciences Inc.	572	4,427	(a)
Genomic Health Inc.	530	13,128	(a)
Geron Corp.	4,772	13,934	(a)
Gilead Sciences Inc.	64,411	5,916,794
Global Blood Therapeutics Inc.	207	3,283	(a)
Halozyme Therapeutics Inc.	3,043	28,817	(a)
Heron Therapeutics Inc.	871	16,540	(a)
Idera Pharmaceuticals Inc.	2,527	5,003	(a)
Ignyta Inc.	607	4,109	(a)
Immune Design Corp.	350	4,550	(a)
ImmunoGen Inc.	2,460	20,959	(a)

Immunomedics Inc.	2,983	7,457	(a)
Infinity Pharmaceuticals Inc.	1,468	7,736	(a)
Inovio Pharmaceuticals Inc.	2,163	18,840	(a)
Insmed Inc.	1,757	22,261	(a)
Insys Therapeutics Inc.	713	11,401	(a)
Invitae Corp.	217	2,220	(a)
Ironwood Pharmaceuticals Inc.	3,741	40,927	(a)
Karyopharm Therapeutics Inc.	692	6,173	(a)
Keryx Biopharmaceuticals Inc.	3,129	14,612	(a)
Kite Pharma Inc.	942	43,247	(a)
La Jolla Pharmaceutical Co.	395	8,259	(a)
Lexicon Pharmaceuticals Inc.	1,162	13,886	(a)
Ligand Pharmaceuticals Inc., Class B	514	55,044	(a)
Lion Biotechnologies Inc.	1,334	6,777	(a)
Loxo Oncology Inc.	239	6,534	(a)
MacroGenics Inc.	934	17,512	(a)
MannKind Corp.	7,464	12,017	(a)
Medgenics Inc.	756	3,326	(a)
Merrimack Pharmaceuticals Inc.	3,327	27,847	(a)
MiMedx Group Inc.	3,138	27,426	(a)
Mirati Therapeutics Inc.	328	7,019	(a)
Momenta Pharmaceuticals Inc.	1,730	15,985	(a)
Myriad Genetics Inc.	2,031	76,020	(a)
NantKwest Inc.	157	1,291	(a)
Natera Inc.	250	2,380	(a)
Navidea Biopharmaceuticals Inc.	4,764	4,500	(a)
Neurocrine Biosciences Inc.	2,493	98,598	(a)
NewLink Genetics Corp.	629	11,448	(a)
Nivalis Therapeutics Inc.	101	421	(a)
Northwest Biotherapeutics Inc.	1,401	2,045	(a)
Novavax Inc.	7,754	40,011	(a)
Oncocyte Corp.	80	369	(a)
OncoMed Pharmaceuticals Inc.	525	5,308	(a)
Oncothyreon Inc.	2,684	3,409	(a)
Ophthotech Corp.	687	29,039	(a)
Organovo Holdings Inc.	2,686	5,829	(a)
Osiris Therapeutics Inc.	570	3,255	(a)
Otonomy Inc.	499	7,445	(a)
OvaScience Inc.	709	6,728	(a)
PDL BioPharma Inc.	4,660	15,518
Peregrine Pharmaceuticals Inc.	7,081	2,978	(a)
Pfenex Inc.	506	4,974	(a)
Portola Pharmaceuticals Inc.	1,469	29,968	(a)
Progenics Pharmaceuticals Inc.	2,099	9,152	(a)
Proteon Therapeutics Inc.	236	1,827	(a)
PTC Therapeutics Inc.	1,024	6,595	(a)
Radius Health Inc.	958	30,120	(a)
Raptor Pharmaceutical Corp.	2,432	11,187	(a)
Regeneron Pharmaceuticals Inc.	3,686	1,328,582	(a)
REGENXBIO Inc.	187	2,020	(a)
Regulus Therapeutics Inc.	878	6,085	(a)
Repligen Corp.	947	25,399	(a)
Retrophin Inc.	991	13,537	(a)
Rigel Pharmaceuticals Inc.	2,675	5,564	(a)
Sage Therapeutics Inc.	450	14,427	(a)
Sangamo Biosciences Inc.	2,100	12,705	(a)
Sarepta Therapeutics Inc.	1,280	24,986	(a)
Seres Therapeutics Inc.	242	6,428	(a)

Sorrento Therapeutics Inc.	853	4,589	(a)
Spark Therapeutics Inc.	248	7,318	(a)
Spectrum Pharmaceuticals Inc.	2,008	12,771	(a)
Stemline Therapeutics Inc.	472	2,200	(a)
Synergy Pharmaceuticals Inc.	3,022	8,341	(a)
Synta Pharmaceuticals Corp.	2,802	672	(a)
T2 Biosystems Inc.	279	2,751	(a)
TESARO Inc.	695	30,601	(a)
TG Therapeutics Inc.	1,063	9,057	(a)
Threshold Pharmaceuticals Inc.	1,938	891	(a)
Tobira Therapeutics Inc.	58	474	(a)
Tokai Pharmaceuticals Inc.	293	1,644	(a)
Trevena Inc.	884	7,311	(a)
Trovagene Inc.	839	3,901	(a)
Ultragenyx Pharmaceutical Inc.	1,119	70,844	(a)
United Therapeutics Corp.	648	72,207	(a)
Vanda Pharmaceuticals Inc.	1,248	10,433	(a)
Verastem Inc.	999	1,578	(a)
Versartis Inc.	667	5,349	(a)
Vertex Pharmaceuticals Inc.	11,515	915,327	(a)
Vitae Pharmaceuticals Inc.	410	2,718	(a)
Vital Therapies Inc.	644	5,841	(a)
Voyager Therapeutics Inc.	168	1,467	(a)
vTv Therapeutics Inc., Class A	106	547	(a)
Xencor Inc.	858	11,514	(a)
XOMA Corp.	2,722	2,104	(a)
Zafgen Inc.	495	3,307	(a)
ZIOPHARM Oncology Inc.	3,298	24,471	(a)
		29,120,690
Brewers—0.0% *
Craft Brew Alliance Inc.	340	2,798	(a)
Molson Coors Brewing Co., Class B	8,708	837,536
The Boston Beer Company Inc., Class A	401	74,213	(a)
		914,547
Broadcasting—0.1%
CBS Corp., Class B	19,900	1,096,291
Crown Media Holdings Inc., Class A	1,057	5,370	(a)
Cumulus Media Inc., Class A	4,447	2,065	(a)
Discovery Communications Inc., Class A	6,445	184,520	(a)
Discovery Communications Inc., Class C	12,038	325,026	(a)
Entercom Communications Corp., Class A	779	8,242	(a)
Entravision Communications Corp., Class A	1,910	14,210
Gray Television Inc.	1,822	21,354	(a)
Hemisphere Media Group Inc.	319	4,189	(a)
Media General Inc.	2,798	45,635	(a)
Nexstar Broadcasting Group Inc., Class A	913	40,419
Saga Communications Inc., Class A	110	4,407
Scripps Networks Interactive Inc., Class A	4,504	295,012
Sinclair Broadcast Group Inc., Class A	1,943	59,747
TEGNA Inc.	10,390	243,749
The EW Scripps Co., Class A	1,719	26,799
Townsquare Media Inc., Class A	207	2,320	(a)
		2,379,355
Building Products—0.1%
AAON Inc.	1,187	33,236
Advanced Drainage Systems Inc.	974	20,746
American Woodmark Corp.	374	27,897	(a)
AO Smith Corp.	1,063	81,118

Apogee Enterprises Inc.	850	37,306
Builders FirstSource Inc.	1,489	16,781	(a)
Continental Building Products Inc.	897	16,648	(a)
Fortune Brands Home & Security Inc.	2,249	126,034
Gibraltar Industries Inc.	885	25,311	(a)
Griffon Corp.	918	14,183
Insteel Industries Inc.	550	16,814
Lennox International Inc.	569	76,923
Masco Corp.	15,768	495,904
Masonite International Corp.	879	57,574	(a)
NCI Building Systems Inc.	807	11,459	(a)
Nortek Inc.	292	14,101	(a)
Patrick Industries Inc.	363	16,477	(a)
PGT Inc.	1,436	14,130	(a)
Ply Gem Holdings Inc.	674	9,470	(a)
Quanex Building Products Corp.	968	16,804
Simpson Manufacturing Company Inc.	1,230	46,949
Trex Company Inc.	888	42,562	(a)
Universal Forest Products Inc.	589	50,548
		1,268,975
Cable & Satellite—0.4%
AMC Networks Inc., Class A	871	56,563	(a)
Cable One Inc.	63	27,539
Cablevision Systems Corp., Class A	10,382	342,606
Comcast Corp., Class A	114,710	7,006,487
Loral Space & Communications Inc.	395	13,876	(a)
Time Warner Cable Inc.	13,357	2,733,109
		10,180,180
Casinos & Gaming—0.0% *
Boyd Gaming Corp.	2,329	48,117	(a)
Caesars Acquisition Co., Class A	1,389	8,501	(a)
Caesars Entertainment Corp.	1,572	10,690	(a)
Churchill Downs Inc.	375	55,455
Eldorado Resorts Inc.	863	9,873	(a)
Empire Resorts Inc.	100	1,365	(a)
Isle of Capri Casinos Inc.	637	8,918	(a)
Monarch Casino & Resort Inc.	301	5,857	(a)
Penn National Gaming Inc.	2,293	38,270	(a)
Pinnacle Entertainment Inc.	1,774	62,267	(a)
Scientific Games Corp., Class A	1,513	14,268	(a)
Wynn Resorts Ltd.	3,759	351,203
		614,784
Catalog Retail—0.0% *
EVINE Live Inc.	1,543	1,805	(a)
HSN Inc.	1,402	73,339
		75,144
Coal & Consumable Fuels—0.0% *
Cloud Peak Energy Inc.	1,824	3,557	(a)
CONSOL Energy Inc.	3,266	36,873
Hallador Energy Co.	315	1,440
Peabody Energy Corp.	573	1,329
Westmoreland Coal Co.	551	3,973	(a)
		47,172
Commercial Printing—0.0% *
Brady Corp., Class A	1,382	37,093
Deluxe Corp.	2,170	135,603
Ennis Inc.	768	15,015

InnerWorkings Inc.	1,132	8,999	(a)
Multi-Color Corp.	360	19,206
Quad/Graphics Inc.	873	11,297
RR Donnelley & Sons Co.	2,988	49,003
		276,216
Commodity Chemicals—0.1%
Axiall Corp.	2,034	44,423
Cabot Corp.	888	42,917
Calgon Carbon Corp.	1,526	21,395
Core Molding Technologies Inc.	239	2,983	(a)
Hawkins Inc.	316	11,404
Koppers Holdings Inc.	613	13,774	(a)
Kronos Worldwide Inc.	653	3,735
LyondellBasell Industries N.V., Class A	16,324	1,397,008
Olin Corp.	7,179	124,699
Trecora Resources	600	5,772	(a)
Tredegar Corp.	749	11,774
Trinseo S.A.	349	12,847	(a)
Tronox Ltd., Class A	1,911	12,211
		1,704,942
Communications Equipment—0.4%
ADTRAN Inc.	1,453	29,380
Aerohive Networks Inc.	712	3,553	(a)
Alliance Fiber Optic Products Inc.	359	5,310	(a)
Applied Optoelectronics Inc.	500	7,455	(a)
Bel Fuse Inc., Class B	315	4,599
Black Box Corp.	463	6,237
CalAmp Corp.	1,039	18,629	(a)
Calix Inc.	1,126	7,983	(a)
Ciena Corp.	5,449	103,640	(a)
Cisco Systems Inc.	237,199	6,753,056
Clearfield Inc.	352	5,657	(a)
Comtech Telecommunications Corp.	492	11,498
Digi International Inc.	760	7,167	(a)
EMCORE Corp.	471	2,355	(a)
Extreme Networks Inc.	3,064	9,529	(a)
F5 Networks Inc.	3,299	349,199	(a)
Finisar Corp.	3,017	55,030	(a)
Harmonic Inc.	1,997	6,530	(a)
Harris Corp.	5,831	454,002
Infinera Corp.	3,879	62,297	(a)
InterDigital Inc.	1,552	86,369
Ixia	1,742	21,705	(a)
Juniper Networks Inc.	16,619	423,951
KVH Industries Inc.	495	4,727	(a)
Motorola Solutions Inc.	7,530	570,021
NETGEAR Inc.	943	38,069	(a)
NetScout Systems Inc.	4,084	93,809	(a)
Novatel Wireless Inc.	1,167	2,066	(a)
Oclaro Inc.	2,766	14,936	(a)
Plantronics Inc.	1,505	58,981
Polycom Inc.	5,836	65,071	(a)
Ruckus Wireless Inc.	2,171	21,297	(a)
ShoreTel Inc.	1,911	14,218	(a)
Sonus Networks Inc.	1,512	11,385	(a)
Ubiquiti Networks Inc.	841	27,980	(a)
ViaSat Inc.	1,249	91,776	(a)
		9,449,467

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	13,403	434,793
Conn’s Inc.	680	8,473	(a)
GameStop Corp., Class A	5,103	161,918
Rent-A-Center Inc.	1,520	24,092
		629,276
Construction & Engineering—0.1%
AECOM	2,177	67,030	(a)
Aegion Corp.	1,043	21,997	(a)
Ameresco Inc., Class A	605	2,886	(a)
Argan Inc.	371	13,044
Comfort Systems USA Inc.	1,092	34,693
Dycom Industries Inc.	1,004	64,929	(a)
EMCOR Group Inc.	1,840	89,424
Fluor Corp.	6,637	356,407
Granite Construction Inc.	1,707	81,594
Great Lakes Dredge & Dock Corp.	1,832	8,171	(a)
HC2 Holdings Inc.	868	3,316	(a)
Jacobs Engineering Group Inc.	5,712	248,757	(a)
KBR Inc.	2,035	31,502
MasTec Inc.	1,947	39,407	(a)
MYR Group Inc.	591	14,840	(a)
Northwest Pipe Co.	296	2,729	(a)
NV5 Global Inc.	161	4,320	(a)
Orion Marine Group Inc.	875	4,532	(a)
Primoris Services Corp.	1,124	27,313
Quanta Services Inc.	7,352	165,861	(a)
Tutor Perini Corp.	1,059	16,457	(a)
Valmont Industries Inc.	327	40,496
		1,339,705
Construction Machinery & Heavy Trucks—0.2%
Accuride Corp.	1,152	1,786	(a)
Alamo Group Inc.	289	16,100
American Railcar Industries Inc.	253	10,305
Astec Industries Inc.	548	25,575
Blue Bird Corp.	152	1,649	(a)
Caterpillar Inc.	27,518	2,106,228
Commercial Vehicle Group Inc.	916	2,427	(a)
Cummins Inc.	7,698	846,318
Douglas Dynamics Inc.	665	15,235
Federal Signal Corp.	1,813	24,040
FreightCar America Inc.	369	5,749
Joy Global Inc.	1,384	22,241
Meritor Inc.	2,641	21,287	(a)
Miller Industries Inc.	326	6,611
Navistar International Corp.	1,547	19,369	(a)
Oshkosh Corp.	1,045	42,709
PACCAR Inc.	16,564	905,885
Terex Corp.	1,557	38,738
The Greenbrier Companies Inc.	758	20,951
Trinity Industries Inc.	2,169	39,714
Twin Disc Inc.	248	2,512
Wabash National Corp.	1,964	25,925	(a)
Wabtec Corp.	1,312	104,029
		4,305,383
Construction Materials—0.1%
Eagle Materials Inc.	704	49,357
Headwaters Inc.	2,153	42,716	(a)

Martin Marietta Materials Inc.	2,991	477,094
Summit Materials Inc., Class A	908	17,661	(a)
United States Lime & Minerals Inc.	60	3,601
US Concrete Inc.	421	25,083	(a)
Vulcan Materials Co.	6,248	659,601
		1,275,113
Consumer Electronics—0.0% *
Harman International Industries Inc.	3,306	294,366
Skullcandy Inc.	683	2,431	(a)
Universal Electronics Inc.	417	25,850	(a)
ZAGG Inc.	787	7,091	(a)
		329,738
Consumer Finance—0.3%
American Express Co.	38,635	2,372,189
Capital One Financial Corp.	24,934	1,728,176
Cash America International Inc.	737	28,478
Discover Financial Services	19,580	997,014
Encore Capital Group Inc.	742	19,099	(a)
Enova International Inc.	810	5,111	(a)
Ezcorp Inc., Class A	1,594	4,734	(a)
First Cash Financial Services Inc.	818	37,677
Green Dot Corp., Class A	1,336	30,688	(a)
Navient Corp.	16,979	203,239
Nelnet Inc., Class A	660	25,984
PRA Group Inc.	1,410	41,440	(a)
Regional Management Corp.	331	5,663	(a)
SLM Corp.	6,047	38,459	(a)
Synchrony Financial	39,076	1,119,918	(a)
The JG Wentworth Co., Class A	451	550	(a)
World Acceptance Corp.	201	7,622	(a)
		6,666,041
Data Processing & Outsourced Services—0.9%
Alliance Data Systems Corp.	2,787	613,140	(a)
Automatic Data Processing Inc.	21,614	1,938,992
Blackhawk Network Holdings Inc.	1,592	54,606	(a)
Broadridge Financial Solutions Inc.	1,694	100,471
Cardtronics Inc.	1,315	47,327	(a)
Cass Information Systems Inc.	349	18,270
Convergys Corp.	4,266	118,467
CoreLogic Inc.	1,263	43,826	(a)
CSG Systems International Inc.	962	43,444
DST Systems Inc.	452	50,972
Euronet Worldwide Inc.	1,527	113,166	(a)
Everi Holdings Inc.	1,991	4,559	(a)
ExlService Holdings Inc.	978	50,660	(a)
Fidelity National Information Services Inc.	13,002	823,157
Fiserv Inc.	10,514	1,078,526	(a)
Global Payments Inc.	1,844	120,413
Heartland Payment Systems Inc.	1,077	104,006
Jack Henry & Associates Inc.	1,124	95,057
Mastercard Inc., Class A	46,211	4,366,939
MAXIMUS Inc.	2,862	150,656
ModusLink Global Solutions Inc.	1,155	1,698	(a)
MoneyGram International Inc.	912	5,581	(a)
NeuStar Inc., Class A	1,540	37,884	(a)
Paychex Inc.	15,038	812,202
PayPal Holdings Inc.	52,521	2,027,310	(a)
Sykes Enterprises Inc.	1,143	34,496	(a)

Syntel Inc.	915	45,686	(a)
TeleTech Holdings Inc.	497	13,797
The Western Union Co.	23,679	456,768
Total System Services Inc.	7,895	375,644
Visa Inc., Class A	90,414	6,914,863
WEX Inc.	549	45,765	(a)
Xerox Corp.	44,598	497,714
		21,206,062
Department Stores—0.1%
JC Penney Company Inc.	4,372	48,354	(a)
Kohl’s Corp.	8,896	414,642
Macy’s Inc.	14,733	649,578
Nordstrom Inc.	6,084	348,066
		1,460,640
Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	4,763	469,012
Castle Brands Inc.	1,992	1,873	(a)
Constellation Brands Inc., Class A	8,290	1,252,536
MGP Ingredients Inc.	286	6,933
		1,730,354
Distributors—0.0% *
Core-Mark Holding Company Inc.	674	54,972
Fenix Parts Inc.	424	1,950	(a)
Genuine Parts Co.	7,066	702,078
LKQ Corp.	4,366	139,406	(a)
Pool Corp.	1,874	164,425
VOXX International Corp.	613	2,740	(a)
Weyco Group Inc.	199	5,297
		1,070,868
Diversified Banks—1.5%
Bank of America Corp.	486,645	6,579,441
Citigroup Inc.	138,795	5,794,691
Comerica Inc.	8,276	313,412
JPMorgan Chase & Co.	172,794	10,232,861
U.S. Bancorp	77,053	3,127,581
Wells Fargo & Co.	217,823	10,533,920
		36,581,906
Diversified Capital Markets—0.0% *
HFF Inc. REIT, Class A	1,102	30,338
Diversified Chemicals—0.2%
Eastman Chemical Co.	6,965	503,082
EI du Pont de Nemours & Co.	41,071	2,600,616
LSB Industries Inc.	598	7,624	(a)
The Dow Chemical Co.	52,698	2,680,220
		5,791,542
Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	479	33,942
Freeport-McMoRan Inc.	59,253	612,676
Materion Corp.	609	16,126
Southern Copper Corp.	6,332	175,460
		838,204
Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,063	75,671
Consolidated-Tomoka Land Co.	129	5,952
RMR Group Inc. Class A	187	4,677	(a)
Tejon Ranch Co.	417	8,578	(a)
The St Joe Co.	1,591	27,285	(a)
		122,163

Diversified REITs—0.0% *
American Assets Trust Inc.	1,090	43,513
Armada Hoffler Properties Inc.	902	10,148
Cousins Properties Inc.	6,266	65,041
Duke Realty Corp.	4,935	111,235
First Potomac Realty Trust	1,761	15,955
Gladstone Commercial Corp.	625	10,237
Gramercy Property Trust	12,272	103,698
Investors Real Estate Trust	3,646	26,470
Lexington Realty Trust	5,964	51,290
Liberty Property Trust	2,097	70,166
One Liberty Properties Inc.	387	8,673
PS Business Parks Inc.	577	57,994
RAIT Financial Trust	2,530	7,944
Select Income REIT	1,827	42,112
STORE Capital Corp.	1,228	31,781
Washington Real Estate Investment Trust	1,980	57,836
Whitestone REIT	746	9,377
		723,470
Diversified Support Services—0.0% *
Cintas Corp.	4,099	368,131
Civeo Corp.	3,350	4,121	(a)
Copart Inc.	1,455	59,320	(a)
G&K Services Inc., Class A	582	42,632
Healthcare Services Group Inc.	2,090	76,933
Matthews International Corp., Class A	955	49,154
McGrath RentCorp.	680	17,054
Mobile Mini Inc.	1,357	44,808
UniFirst Corp.	435	47,467
Viad Corp.	612	17,846
VSE Corp.	130	8,826
		736,292
Drug Retail—0.4%
CVS Health Corp.	51,728	5,365,745
Walgreens Boots Alliance Inc.	40,615	3,421,408
		8,787,153
Education Services—0.0% *
2U Inc.	777	17,560	(a)
American Public Education Inc.	443	9,139	(a)
Apollo Education Group Inc.	2,704	22,213	(a)
Bridgepoint Education Inc.	531	5,352	(a)
Bright Horizons Family Solutions Inc.	1,099	71,193	(a)
Cambium Learning Group Inc.	400	1,708	(a)
Capella Education Co.	367	19,319
Career Education Corp.	2,124	9,643	(a)
Chegg Inc.	2,337	10,423	(a)
DeVry Education Group Inc.	2,650	45,766
Graham Holdings Co., Class B	61	29,280
Grand Canyon Education Inc.	1,376	58,810	(a)
Houghton Mifflin Harcourt Co.	3,660	72,980	(a)
K12 Inc.	1,019	10,078	(a)
Strayer Education Inc.	330	16,088	(a)
Universal Technical Institute Inc.	663	2,858
		402,410
Electric Utilities—0.8%
ALLETE Inc.	1,424	79,844
American Electric Power Company Inc.	23,316	1,548,182
Cleco Corp.	2,647	146,141

Duke Energy Corp.	32,549	2,626,053
Edison International	15,269	1,097,689
El Paso Electric Co.	1,173	53,817
Entergy Corp.	8,360	662,781
Eversource Energy	14,865	867,224
Exelon Corp.	43,094	1,545,351
FirstEnergy Corp.	19,825	713,105
Genie Energy Ltd., Class B	385	2,930	(a)
Great Plains Energy Inc.	2,188	70,563
Hawaiian Electric Industries Inc.	1,538	49,831
IDACORP Inc.	2,194	163,651
MGE Energy Inc.	1,005	52,511
NextEra Energy Inc.	21,786	2,578,155
OGE Energy Corp.	2,849	81,567
Otter Tail Corp.	1,149	34,033
PG&E Corp.	23,418	1,398,523
Pinnacle West Capital Corp.	5,177	388,637
PNM Resources Inc.	3,480	117,346
Portland General Electric Co.	2,609	103,029
PPL Corp.	32,110	1,222,428
Spark Energy Inc., Class A	100	1,800
The Empire District Electric Co.	1,261	41,676
The Southern Co.	43,187	2,234,064
Westar Energy Inc.	2,018	100,113
Xcel Energy Inc.	23,783	994,605
		18,975,649
Electrical Components & Equipment—0.2%
Acuity Brands Inc.	625	136,337
Allied Motion Technologies Inc.	195	3,510
AMETEK Inc.	11,148	557,177
Eaton Corporation PLC	21,689	1,356,864
Emerson Electric Co.	30,345	1,650,161
Encore Wire Corp.	601	23,397
EnerSys	1,303	72,603
Enphase Energy Inc.	854	1,990	(a)
Franklin Electric Company Inc.	1,386	44,588
FuelCell Energy Inc.	614	4,157	(a)
Generac Holdings Inc.	2,025	75,411	(a)
General Cable Corp.	1,477	18,034
Hubbell Inc.	761	80,613
LSI Industries Inc.	671	7,884
Plug Power Inc.	5,167	10,592	(a)
Powell Industries Inc.	281	8,377
Preformed Line Products Co.	72	2,629
Regal Beloit Corp.	634	39,999
Rockwell Automation Inc.	6,187	703,771
Sunrun Inc.	518	3,357	(a)
Thermon Group Holdings Inc.	912	16,015	(a)
Vicor Corp.	483	5,062	(a)
		4,822,528
Electronic Components—0.1%
Amphenol Corp., Class A	14,446	835,268
AVX Corp.	1,314	16,517
Belden Inc.	1,840	112,939
Corning Inc.	52,701	1,100,924
DTS Inc.	532	11,587	(a)
II-VI Inc.	1,524	33,086	(a)
InvenSense Inc.	2,215	18,606	(a)

Knowles Corp.	3,796	50,031	(a)
Littelfuse Inc.	660	81,252
Rogers Corp.	539	32,270	(a)
Universal Display Corp.	1,176	63,622	(a)
Vishay Intertechnology Inc.	5,868	71,648
		2,427,750
Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	421	28,001
Checkpoint Systems Inc.	1,283	12,984	(a)
Cognex Corp.	1,215	47,324
Coherent Inc.	696	63,962	(a)
Control4 Corp.	641	5,102	(a)
Daktronics Inc.	1,161	9,172
FARO Technologies Inc.	524	16,878	(a)
FEI Co.	1,800	160,218
FLIR Systems Inc.	6,385	210,386
GSI Group Inc.	957	13,551	(a)
Itron Inc.	1,111	46,351	(a)
Keysight Technologies Inc.	2,443	67,769	(a)
Mesa Laboratories Inc.	89	8,575
MTS Systems Corp.	428	26,044
National Instruments Corp.	1,441	43,389
Newport Corp.	1,144	26,312	(a)
OSI Systems Inc.	576	37,722	(a)
Rofin-Sinar Technologies Inc.	804	25,905	(a)
VeriFone Systems Inc.	1,574	44,450	(a)
Vishay Precision Group Inc.	399	5,590	(a)
Zebra Technologies Corp., Class A	746	51,474	(a)
		951,159
Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,519	35,013	(a)
CTS Corp.	998	15,708
IPG Photonics Corp.	522	50,154	(a)
Jabil Circuit Inc.	2,718	52,376
Kimball Electronics Inc.	875	9,774	(a)
Mercury Systems Inc.	1,027	20,848	(a)
Methode Electronics Inc.	1,115	32,603
Multi-Fineline Electronix Inc.	284	6,592	(a)
Park Electrochemical Corp.	550	8,805
Plexus Corp.	975	38,532	(a)
QLogic Corp.	2,395	32,189	(a)
Sanmina Corp.	2,285	53,423	(a)
Trimble Navigation Ltd.	3,580	88,784	(a)
TTM Technologies Inc.	1,774	11,797	(a)
		456,598
Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,629	52,633
Casella Waste Systems Inc., Class A	1,238	8,295	(a)
CECO Environmental Corp.	914	5,676
Clean Harbors Inc.	744	36,709	(a)
Heritage-Crystal Clean Inc.	385	3,827	(a)
Republic Services Inc.	11,229	535,062
Rollins Inc.	1,340	36,341
SP Plus Corp.	470	11,308	(a)
Stericycle Inc.	3,983	502,615	(a)
Team Inc.	844	25,641	(a)
Tetra Tech Inc.	1,772	52,841

TRC Companies Inc.	530	3,842	(a)
US Ecology Inc.	627	27,688
Waste Connections Inc.	1,745	112,709
Waste Management Inc.	19,460	1,148,140
		2,563,327
Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	872	13,760
CF Industries Holdings Inc.	10,886	341,167
FMC Corp.	6,166	248,922
Intrepid Potash Inc.	1,694	1,880	(a)
Monsanto Co.	20,798	1,824,817
Rentech Inc.	372	826	(a)
The Mosaic Co.	16,664	449,928
The Scotts Miracle-Gro Co., Class A	646	47,009
		2,928,309
Food Distributors—0.1%
Performance Food Group Co.	479	11,185	(a)
SpartanNash Co.	1,121	33,977
Sysco Corp.	24,603	1,149,698
The Andersons Inc.	811	25,473
The Chefs’ Warehouse Inc.	578	11,728	(a)
United Natural Foods Inc.	2,176	87,693	(a)
		1,319,754
Food Retail—0.1%
Casey’s General Stores Inc.	1,701	192,757
Fairway Group Holdings Corp.	674	236	(a)
Ingles Markets Inc., Class A	403	15,112
Natural Grocers by Vitamin Cottage Inc.	274	5,828	(a)
Smart & Final Stores Inc.	689	11,162	(a)
Sprouts Farmers Market Inc.	2,018	58,603	(a)
SUPERVALU Inc.	11,387	65,589	(a)
The Fresh Market Inc.	1,243	35,463	(a)
The Kroger Co.	46,054	1,761,565
Village Super Market Inc., Class A	215	5,194
Weis Markets Inc.	326	14,690
Whole Foods Market Inc.	15,379	478,441
		2,644,640
Footwear—0.2%
Crocs Inc.	2,206	21,222	(a)
Deckers Outdoor Corp.	1,417	84,892	(a)
NIKE Inc., Class B	63,640	3,911,951
Skechers U.S.A. Inc., Class A	1,865	56,789	(a)
Steven Madden Ltd.	1,643	60,857	(a)
Wolverine World Wide Inc.	3,002	55,297
		4,191,008
Forest Products—0.0% *
Boise Cascade Co.	1,135	23,517	(a)
Deltic Timber Corp.	314	18,887
Louisiana-Pacific Corp.	6,217	106,435	(a)
		148,839
Gas Utilities—0.1%
AGL Resources Inc.	5,620	366,087
Atmos Energy Corp.	1,453	107,900
Chesapeake Utilities Corp.	444	27,959
National Fuel Gas Co.	1,210	60,560
New Jersey Resources Corp.	3,746	136,467
Northwest Natural Gas Co.	794	42,757
ONE Gas Inc.	2,302	140,652

Piedmont Natural Gas Company Inc.	2,323	138,985
Questar Corp.	2,499	61,975
South Jersey Industries Inc.	1,994	56,729
Southwest Gas Corp.	1,381	90,939
The Laclede Group Inc.	1,261	85,433
UGI Corp.	2,457	98,992
WGL Holdings Inc.	2,184	158,056
		1,573,491
General Merchandise Stores—0.2%
Big Lots Inc.	2,157	97,691
Dollar General Corp.	13,634	1,167,070
Dollar Tree Inc.	11,004	907,390	(a)
Fred’s Inc., Class A	1,116	16,640
Ollie’s Bargain Outlet Holdings Inc.	319	7,474	(a)
Target Corp.	28,416	2,338,068
Tuesday Morning Corp.	1,314	10,748	(a)
		4,545,081
Gold—0.0% *
Newmont Mining Corp.	24,796	659,077
Royal Gold Inc.	927	47,546
		706,623
Health Care REITs—0.2%
Care Capital Properties Inc.	1,197	32,128
CareTrust REIT Inc.	1,453	18,453
HCP Inc.	21,794	710,049
Healthcare Realty Trust Inc.	4,415	136,379
LTC Properties Inc.	1,150	52,026
Medical Properties Trust Inc.	6,859	89,030
National Health Investors Inc.	1,109	73,771
New Senior Investment Group Inc.	2,484	25,585
Omega Healthcare Investors Inc.	2,363	83,414
Physicians Realty Trust	3,178	59,047
Sabra Health Care REIT Inc.	1,871	37,588
Senior Housing Properties Trust	3,370	60,289
Universal Health Realty Income Trust	358	20,138
Ventas Inc.	16,000	1,007,360
Welltower Inc.	16,860	1,169,072
		3,574,329
Healthcare Distributors—0.2%
Aceto Corp.	837	19,720
AmerisourceBergen Corp.	9,155	792,365
Cardinal Health Inc.	15,417	1,263,423
Henry Schein Inc.	3,887	671,013	(a)
McKesson Corp.	10,784	1,695,784
Owens & Minor Inc.	2,741	110,791
Patterson Companies Inc.	3,915	182,165
PharMerica Corp.	889	19,656	(a)
		4,754,917
Healthcare Equipment—0.6%
Abaxis Inc.	650	29,504
Abbott Laboratories	69,476	2,906,181
ABIOMED Inc.	1,779	168,667	(a)
Accuray Inc.	2,389	13,808	(a)
Analogic Corp.	359	28,365
AngioDynamics Inc.	758	9,316	(a)
AtriCure Inc.	857	14,423	(a)
Baxter International Inc.	25,635	1,053,086
Becton Dickinson and Co.	10,002	1,518,504

Boston Scientific Corp.	63,040	1,185,782	(a)
Cantel Medical Corp.	1,009	72,002
Cardiovascular Systems Inc.	956	9,914	(a)
ConforMIS Inc.	272	2,924	(a)
CONMED Corp.	799	33,510
Corindus Vascular Robotics Inc.	701	694	(a)
CR Bard Inc.	3,463	701,846
CryoLife Inc.	692	7,439
Cutera Inc.	306	3,443	(a)
Cynosure Inc., Class A	645	28,457	(a)
Edwards Lifesciences Corp.	10,109	891,715	(a)
EndoChoice Holdings Inc.	131	683	(a)
Entellus Medical Inc.	169	3,074	(a)
Exactech Inc.	309	6,260	(a)
GenMark Diagnostics Inc.	1,285	6,772	(a)
Glaukos Corp.	188	3,170	(a)
Globus Medical Inc., Class A	2,006	47,643	(a)
Greatbatch Inc.	743	26,481	(a)
HeartWare International Inc.	491	15,427	(a)
Hill-Rom Holdings Inc.	808	40,642
Hologic Inc.	11,626	401,097	(a)
IDEXX Laboratories Inc.	1,279	100,171	(a)
Inogen Inc.	475	21,366	(a)
Insulet Corp.	1,651	54,747	(a)
Integra LifeSciences Holdings Corp.	829	55,841	(a)
Intuitive Surgical Inc.	1,752	1,053,040	(a)
Invacare Corp.	981	12,920
InVivo Therapeutics Holdings Corp.	826	5,765	(a)
Invuity Inc.	106	765	(a)
iRadimed Corp.	88	1,686	(a)
K2M Group Holdings Inc.	546	8,097	(a)
LDR Holding Corp.	750	19,118	(a)
LeMaitre Vascular Inc.	362	5,618
Masimo Corp.	1,282	53,639	(a)
Natus Medical Inc.	960	36,893	(a)
Nevro Corp.	487	27,399	(a)
NuVasive Inc.	1,412	68,694	(a)
Nuvectra Corp.	247	1,336	(a)
NxStage Medical Inc.	1,829	27,417	(a)
Orthofix International N.V.	541	22,462	(a)
ResMed Inc.	1,998	115,524
Rockwell Medical Inc.	1,518	11,400	(a)
SeaSpine Holdings Corp.	266	3,894	(a)
Second Sight Medical Products Inc.	368	1,777	(a)
St Jude Medical Inc.	13,247	728,585
Stryker Corp.	14,802	1,588,107
SurModics Inc.	404	7,438	(a)
Tandem Diabetes Care Inc.	547	4,764	(a)
Teleflex Inc.	594	93,264
TransEnterix Inc.	1,481	6,294	(a)
Varian Medical Systems Inc.	4,541	363,371	(a)
Veracyte Inc.	415	2,241	(a)
Zeltiq Aesthetics Inc.	929	25,232	(a)
Zimmer Biomet Holdings Inc.	8,446	900,597
		14,660,291

Healthcare Facilities—0.1%
AAC Holdings Inc.	247	4,888	(a)
Amsurg Corp.	2,344	174,862	(a)
Capital Senior Living Corp.	891	16,501	(a)
Community Health Systems Inc.	1,613	29,857	(a)
Five Star Quality Care Inc.	1,327	3,039	(a)
Genesis Healthcare Inc.	1,127	2,615	(a)
HCA Holdings Inc.	14,446	1,127,510	(a)
HealthSouth Corp.	2,661	100,133
Kindred Healthcare Inc.	2,383	29,430
LifePoint Health Inc.	618	42,797	(a)
National HealthCare Corp.	303	18,877
Select Medical Holdings Corp.	3,120	36,847
Surgery Partners Inc.	473	6,272	(a)
Surgical Care Affiliates Inc.	627	29,018	(a)
Tenet Healthcare Corp.	4,654	134,640	(a)
The Ensign Group Inc.	1,490	33,734
Universal Health Services Inc., Class B	4,274	533,053
US Physical Therapy Inc.	371	18,450
VCA Inc.	1,152	66,459	(a)
		2,408,982
Healthcare Services—0.2%
Addus HomeCare Corp.	190	3,266	(a)
Adeptus Health Inc., Class A	187	10,386	(a)
Air Methods Corp.	1,152	41,725	(a)
Alliance HealthCare Services Inc.	153	1,100	(a)
Almost Family Inc.	199	7,411	(a)
Amedisys Inc.	817	39,494	(a)
AMN Healthcare Services Inc.	1,386	46,583	(a)
BioScrip Inc.	2,002	4,284	(a)
BioTelemetry Inc.	752	8,783	(a)
Chemed Corp.	504	68,267
Civitas Solutions Inc.	350	6,101	(a)
CorVel Corp.	245	9,658	(a)
Cross Country Healthcare Inc.	961	11,176	(a)
DaVita Healthcare Partners Inc.	7,812	573,245	(a)
Diplomat Pharmacy Inc.	1,056	28,934	(a)
ExamWorks Group Inc.	1,201	35,502	(a)
Express Scripts Holding Co.	31,454	2,160,575	(a)
Healthways Inc.	922	9,303	(a)
Laboratory Corporation of America Holdings	4,741	555,313	(a)
Landauer Inc.	282	9,326
LHC Group Inc.	381	13,548	(a)
MEDNAX Inc.	1,335	86,268	(a)
National Research Corp., Class A	321	4,992
Quest Diagnostics Inc.	6,718	480,001
RadNet Inc.	1,032	4,985	(a)
Team Health Holdings Inc.	2,111	88,261	(a)
Teladoc Inc.	257	2,467	(a)
The Providence Service Corp.	383	19,560	(a)
		4,330,514
Healthcare Supplies—0.1%
Align Technology Inc.	1,034	75,161	(a)
Anika Therapeutics Inc.	437	19,543	(a)
Antares Pharma Inc.	4,824	4,197	(a)
Atrion Corp.	40	15,814
Cerus Corp.	2,865	16,989	(a)
DENTSPLY SIRONA Inc.	11,303	696,604

Endologix Inc.	2,165	18,099	(a)
Haemonetics Corp.	1,508	52,750	(a)
Halyard Health Inc.	2,004	57,575	(a)
ICU Medical Inc.	415	43,202	(a)
Lantheus Holdings Inc.	293	554	(a)
Meridian Bioscience Inc.	1,196	24,650
Merit Medical Systems Inc.	1,276	23,593	(a)
Neogen Corp.	1,080	54,378	(a)
OraSure Technologies Inc.	1,698	12,277	(a)
Penumbra Inc.	128	5,888	(a)
Quidel Corp.	810	13,981	(a)
RTI Surgical Inc.	1,713	6,852	(a)
Sientra Inc.	196	1,341	(a)
STAAR Surgical Co.	1,167	8,624	(a)
The Cooper Companies Inc.	690	106,239
The Spectranetics Corp.	1,199	17,410	(a)
Unilife Corp.	3,630	2,468	(a)
Utah Medical Products Inc.	114	7,130
Vascular Solutions Inc.	489	15,907	(a)
West Pharmaceutical Services Inc.	3,145	218,011
		1,519,237
Healthcare Technology—0.0% *
Allscripts Healthcare Solutions Inc.	2,689	35,522	(a)
Castlight Health Inc., Class B	1,041	3,466	(a)
Cerner Corp.	14,269	755,686	(a)
Computer Programs & Systems Inc.	338	17,617
Connecture Inc.	211	540	(a)
Evolent Health Inc. Class A	362	3,823	(a)
HealthStream Inc.	763	16,855	(a)
HMS Holdings Corp.	2,461	35,315	(a)
Imprivata Inc.	282	3,562	(a)
Medidata Solutions Inc.	1,613	62,439	(a)
Omnicell Inc.	1,047	29,180	(a)
Press Ganey Holdings Inc.	325	9,776	(a)
Quality Systems Inc.	1,430	21,793
Vocera Communications Inc.	724	9,231	(a)
		1,004,805
Heavy Electrical Equipment—0.0% *
AZZ Inc.	758	42,903
Power Solutions International Inc.	142	1,960	(a)
PowerSecure International Inc.	706	13,195	(a)
		58,058
Home Building—0.1%
Beazer Homes USA Inc.	942	8,214	(a)
CalAtlantic Group Inc.	3,358	112,224
Cavco Industries Inc.	255	23,832	(a)
Century Communities Inc.	477	8,142	(a)
DR Horton Inc.	15,319	463,093
Green Brick Partners Inc.	614	4,660	(a)
Hovnanian Enterprises Inc., Class A	3,563	5,558	(a)
Installed Building Products Inc.	598	15,913	(a)
KB Home	3,425	48,909
Lennar Corp., Class A	8,391	405,789
LGI Homes Inc.	398	9,636	(a)
M/I Homes Inc.	690	12,869	(a)
MDC Holdings Inc.	1,695	42,477
Meritage Homes Corp.	1,160	42,294	(a)
NVR Inc.	52	90,085	(a)

PulteGroup Inc.	14,869	278,199
Taylor Morrison Home Corp., Class A	987	13,937	(a)
The New Home Company Inc.	290	3,555	(a)
Toll Brothers Inc.	2,216	65,394	(a)
TRI Pointe Group Inc.	6,790	79,986	(a)
WCI Communities Inc.	425	7,897	(a)
William Lyon Homes, Class A	600	8,694	(a)
		1,751,357
Home Entertainment Software—0.1%
Activision Blizzard Inc.	23,643	800,079
Electronic Arts Inc.	14,566	962,959	(a)
Take-Two Interactive Software Inc.	2,472	93,120	(a)
		1,856,158
Home Furnishing Retail—0.0% *
Aaron’s Inc.	931	23,368
Bed Bath & Beyond Inc.	7,821	388,234	(a)
Haverty Furniture Companies Inc.	619	13,098
Kirkland’s Inc.	515	9,017
Mattress Firm Holding Corp.	594	25,180	(a)
Pier 1 Imports Inc.	2,369	16,607
Restoration Hardware Holdings Inc.	977	40,936	(a)
Select Comfort Corp.	1,433	27,786	(a)
Williams-Sonoma Inc.	1,178	64,484
		608,710
Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	299	9,526
Ethan Allen Interiors Inc.	734	23,356
Flexsteel Industries Inc.	170	7,426
Hooker Furniture Corp.	331	10,873
La-Z-Boy Inc.	1,480	39,575
Leggett & Platt Inc.	6,346	307,146
Mohawk Industries Inc.	2,980	568,882	(a)
Tempur Sealy International Inc.	891	54,164	(a)
		1,020,948
Home Improvement Retail—0.5%
Lowe’s Companies Inc.	43,151	3,268,688
Lumber Liquidators Holdings Inc.	815	10,693	(a)
The Home Depot Inc.	59,753	7,972,843
Tile Shop Holdings Inc.	765	11,406	(a)
		11,263,630
Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	845	9,861
Ashford Hospitality Trust Inc.	2,296	14,648
Chatham Lodging Trust	1,082	23,187
Chesapeake Lodging Trust	1,732	45,829
DiamondRock Hospitality Co.	5,830	59,000
FelCor Lodging Trust Inc.	4,231	34,356
Hersha Hospitality Trust	1,314	28,041
Hospitality Properties Trust	2,151	57,130
Host Hotels & Resorts Inc.	35,223	588,224
LaSalle Hotel Properties	4,902	124,070
Pebblebrook Hotel Trust	2,088	60,698
RLJ Lodging Trust	3,699	84,633
Ryman Hospitality Properties Inc.	1,281	65,946
Summit Hotel Properties Inc.	2,505	29,985
Sunstone Hotel Investors Inc.	6,090	85,260
Xenia Hotels & Resorts Inc.	3,235	50,531
		1,361,399

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	21,220	1,119,779
Diamond Resorts International Inc.	1,210	29,403	(a)
Interval Leisure Group Inc.	1,183	17,083
La Quinta Holdings Inc.	2,699	33,738	(a)
Marriott International Inc., Class A	9,038	643,325
Marriott Vacations Worldwide Corp.	697	47,047
Morgans Hotel Group Co.	842	1,162	(a)
Royal Caribbean Cruises Ltd.	8,042	660,650
Starwood Hotels & Resorts Worldwide Inc.	7,906	659,598
The Marcus Corp.	547	10,366
Wyndham Worldwide Corp.	5,224	399,270
		3,621,421
Household Appliances—0.0% *
Helen of Troy Ltd.	838	86,892	(a)
iRobot Corp.	863	30,464	(a)
NACCO Industries Inc., Class A	130	7,464
Whirlpool Corp.	3,665	660,946
		785,766
Household Products—0.7%
Central Garden & Pet Co., Class A	1,267	20,639	(a)
Church & Dwight Company Inc.	6,145	566,446
Colgate-Palmolive Co.	42,033	2,969,632
Energizer Holdings Inc.	883	35,770
HRG Group Inc.	2,279	31,747	(a)
Kimberly-Clark Corp.	17,011	2,288,150
Oil-Dri Corporation of America	146	4,932
Orchids Paper Products Co.	273	7,510
The Clorox Co.	6,050	762,663
The Procter & Gamble Co.	124,974	10,286,610
WD-40 Co.	427	46,120
		17,020,219
Housewares & Specialties—0.0% *
CSS Industries Inc.	277	7,737
Jarden Corp.	2,950	173,902	(a)
Libbey Inc.	665	12,369
Lifetime Brands Inc.	312	4,702
Newell Rubbermaid Inc.	12,518	554,422
Tupperware Brands Corp.	720	41,746
		794,878
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	218	6,268
CDI Corp.	430	2,700
GP Strategies Corp.	404	11,070	(a)
Heidrick & Struggles International Inc.	511	12,111
Insperity Inc.	469	24,261
Kelly Services Inc., Class A	879	16,806
Kforce Inc.	744	14,568
Korn/Ferry International	1,463	41,388
ManpowerGroup Inc.	1,032	84,025
On Assignment Inc.	1,512	55,823	(a)
Robert Half International Inc.	6,219	289,681
TriNet Group Inc.	1,172	16,818	(a)
TrueBlue Inc.	1,219	31,877	(a)
Volt Information Sciences Inc.	290	2,184	(a)
WageWorks Inc.	1,042	52,736	(a)
		662,316

Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	20,724	3,265,688
PriceSmart Inc.	570	48,210
Wal-Mart Stores Inc.	73,885	5,060,384
		8,374,282
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	31,533	372,089
Atlantic Power Corp.	3,741	9,203
Dynegy Inc.	3,486	50,094	(a)
NRG Energy Inc.	14,724	191,559
NRG Yield Inc., Class A	1,044	14,167
NRG Yield Inc., Class C	1,854	26,401
Talen Energy Corp.	3,280	29,520	(a)
		693,033
Industrial Conglomerates—0.9%
3M Co.	28,516	4,751,621
Carlisle Companies Inc.	916	91,142
Danaher Corp.	28,181	2,673,250
General Electric Co.	439,713	13,978,476	(c)
Raven Industries Inc.	1,137	18,215
Roper Technologies Inc.	4,724	863,405
		22,376,109
Industrial Gases—0.1%
Air Products & Chemicals Inc.	9,086	1,308,838
Airgas Inc.	3,040	430,586
Praxair Inc.	13,349	1,527,793
		3,267,217
Industrial Machinery—0.3%
Actuant Corp., Class A	1,742	43,045
Albany International Corp., Class A	817	30,711
Altra Industrial Motion Corp.	753	20,918
Barnes Group Inc.	1,599	56,013
Blount International Inc.	1,391	13,882	(a)
Briggs & Stratton Corp.	1,300	31,096
Chart Industries Inc.	866	18,809	(a)
CIRCOR International Inc.	492	22,824
CLARCOR Inc.	2,164	125,058
Columbus McKinnon Corp.	599	9,440
Crane Co.	708	38,133
Donaldson Company Inc.	1,764	56,289
Dover Corp.	7,263	467,229
EnPro Industries Inc.	663	38,242
ESCO Technologies Inc.	753	29,352
Flowserve Corp.	6,133	272,366
Global Brass & Copper Holdings Inc.	612	15,269
Graco Inc.	786	65,993
Graham Corp.	318	6,331
Harsco Corp.	2,420	13,189
Hillenbrand Inc.	1,843	55,198
Hurco Companies Inc.	204	6,730
Hyster-Yale Materials Handling Inc.	285	18,981
IDEX Corp.	1,086	90,008
Illinois Tool Works Inc.	15,331	1,570,508
Ingersoll-Rand PLC	12,234	758,630
ITT Corp.	1,282	47,293
John Bean Technologies Corp.	857	48,343
Kadant Inc.	329	14,858
Kennametal Inc.	1,142	25,684

LB Foster Co., Class A	317	5,757
Lincoln Electric Holdings Inc.	919	53,826
Lydall Inc.	511	16,618	(a)
Milacron Holdings Corp.	394	6,497	(a)
Mueller Industries Inc.	1,648	48,484
Mueller Water Products Inc., Class A	4,690	46,337
NN Inc.	787	10,766
Nordson Corp.	762	57,942
Omega Flex Inc.	91	3,165
Parker-Hannifin Corp.	6,373	707,913
Proto Labs Inc.	680	52,421	(a)
RBC Bearings Inc.	683	50,037	(a)
Rexnord Corp.	2,964	59,932	(a)
Snap-on Inc.	2,722	427,327
Standex International Corp.	373	29,023
Stanley Black & Decker Inc.	7,227	760,353
Sun Hydraulics Corp.	649	21,540
Tennant Co.	533	27,439
The ExOne Co.	287	3,771	(a)
The Gorman-Rupp Co.	567	14,702
The Timken Co.	997	33,390
TriMas Corp.	1,309	22,934	(a)
Watts Water Technologies Inc., Class A	822	45,317
Woodward Inc.	2,612	135,876
Xerium Technologies Inc.	330	1,723	(a)
Xylem Inc.	8,406	343,805
		6,997,317
Industrial REITs—0.1%
DCT Industrial Trust Inc.	2,615	103,214
EastGroup Properties Inc.	949	57,291
First Industrial Realty Trust Inc.	4,514	102,648
Monmouth Real Estate Investment Corp., Class A	1,837	21,842
Prologis Inc.	24,571	1,085,547
Rexford Industrial Realty Inc.	1,590	28,874
STAG Industrial Inc.	1,936	39,417
Terreno Realty Corp.	1,228	28,797
		1,467,630
Insurance Brokers—0.1%
Arthur J Gallagher & Co.	2,526	112,356
Brown & Brown Inc.	1,644	58,855
Crawford & Co., Class B	883	5,722
eHealth Inc.	525	4,930	(a)
Marsh & McLennan Companies Inc.	24,446	1,486,072
Patriot National Inc.	265	2,041	(a)
		1,669,976
Integrated Oil & Gas—1.1%
Chevron Corp.	88,791	8,470,661
Exxon Mobil Corp.	195,739	16,361,823
Occidental Petroleum Corp.	36,104	2,470,597
		27,303,081
Integrated Telecommunication Services—1.0%
AT&T Inc.	289,777	11,350,565
Atlantic Tele-Network Inc.	296	22,446
CenturyLink Inc.	25,728	822,267
Cincinnati Bell Inc.	6,088	23,561	(a)
Consolidated Communications Holdings Inc.	1,456	37,507
Fairpoint Communications Inc.	623	9,270	(a)
Frontier Communications Corp.	55,632	310,983

General Communication Inc., Class A	1,006	18,430	(a)
Hawaiian Telcom Holdco Inc.	333	7,842	(a)
IDT Corp., Class B	529	8,247
Verizon Communications Inc.	191,942	10,380,223
Windstream Holdings Inc.	2,634	20,229
		23,011,570
Internet Retail—0.7%
1-800-Flowers.com Inc., Class A	748	5,894	(a)
Amazon.com Inc.	18,192	10,799,499	(a)
Blue Nile Inc.	331	8,510
Duluth Holdings Inc.	218	4,249	(a)
Etsy Inc.	582	5,063	(a)
Expedia Inc.	5,516	594,735
FTD Companies Inc.	550	14,437	(a)
Lands’ End Inc.	490	12,500	(a)
Liberty TripAdvisor Holdings Inc., Class A	2,211	48,996	(a)
Netflix Inc.	20,199	2,064,944	(a)
Nutrisystem Inc.	830	17,322
Overstock.com Inc.	368	5,292	(a)
PetMed Express Inc.	603	10,800
Shutterfly Inc.	1,019	47,251	(a)
The Priceline Group Inc.	2,334	3,008,433	(a)
TripAdvisor Inc.	5,284	351,386	(a)
Wayfair Inc., Class A	580	25,067	(a)
		17,024,378
Internet Software & Services—1.6%
Actua Corp.	1,217	11,014	(a)
Akamai Technologies Inc.	8,339	463,398	(a)
Alarm.com Holdings Inc.	251	5,949	(a)
Alphabet Inc., Class A	13,783	10,515,051	(a)
Alphabet Inc., Class C	14,002	10,430,790	(a)
Amber Road Inc.	538	2,911	(a)
Angie’s List Inc.	1,235	9,966	(a)
Apigee Corp.	151	1,255	(a)
Appfolio Inc. Class A	136	1,665	(a)
Bankrate Inc.	1,758	16,121	(a)
Bazaarvoice Inc.	1,887	5,944	(a)
Benefitfocus Inc.	245	8,171	(a)
Blucora Inc.	1,234	6,367	(a)
Box Inc., Class A	389	4,769	(a)
Brightcove Inc.	1,016	6,340	(a)
Carbonite Inc.	551	4,391	(a)
Care.com Inc.	588	3,616	(a)
ChannelAdvisor Corp.	667	7,504	(a)
comScore Inc.	2,088	62,724	(a)
Cornerstone OnDemand Inc.	1,605	52,596	(a)
Cvent Inc.	703	15,044	(a)
Demandware Inc.	963	37,653	(a)
DHI Group Inc.	1,193	9,628	(a)
EarthLink Holdings Corp.	2,892	16,398
eBay Inc.	51,057	1,218,220	(a)
Endurance International Group Holdings Inc.	1,667	17,554	(a)
Envestnet Inc.	1,118	30,410	(a)
Everyday Health Inc.	667	3,735	(a)
Facebook Inc., Class A	108,137	12,338,432	(a)
Five9 Inc.	722	6,419	(a)
Gogo Inc.	1,594	17,550	(a)
GrubHub Inc.	2,179	54,758	(a)

GTT Communications Inc.	735	12,157	(a)
Hortonworks Inc.	233	2,633	(a)
inContact Inc.	1,843	16,384	(a)
Instructure Inc.	183	3,283	(a)
Internap Corp.	1,667	4,551	(a)
IntraLinks Holdings Inc.	1,200	9,456	(a)
j2 Global Inc.	2,069	127,409
Limelight Networks Inc.	1,908	3,453	(a)
Liquidity Services Inc.	752	3,895	(a)
LivePerson Inc.	1,717	10,044	(a)
LogMeIn Inc.	716	36,129	(a)
Marchex Inc., Class B	1,006	4,477
Marin Software Inc.	901	2,721	(a)
Marketo Inc.	1,049	20,529	(a)
MaxPoint Interactive Inc.	209	370	(a)
MINDBODY Inc., Class A	180	2,399	(a)
Monster Worldwide Inc.	2,746	8,952	(a)
New Relic Inc.	179	4,668	(a)
NIC Inc.	1,879	33,878
OPOWER Inc.	810	5,516	(a)
Q2 Holdings Inc.	585	14,063	(a)
QuinStreet Inc.	1,055	3,608	(a)
Quotient Technology Inc.	1,838	19,483	(a)
Rackspace Hosting Inc.	1,591	34,350	(a)
RealNetworks Inc.	647	2,627	(a)
Reis Inc.	271	6,382
RetailMeNot Inc.	975	7,810	(a)
Rocket Fuel Inc.	813	2,561	(a)
SciQuest Inc.	825	11,451	(a)
Shutterstock Inc.	565	20,752	(a)
SPS Commerce Inc.	478	20,525	(a)
Stamps.com Inc.	416	44,213	(a)
TechTarget Inc.	584	4,333	(a)
Travelzoo Inc.	237	1,924	(a)
TrueCar Inc.	1,467	8,201	(a)
United Online Inc.	456	5,262	(a)
VeriSign Inc.	4,599	407,195	(a)
Web.com Group Inc.	1,256	24,894	(a)
WebMD Health Corp.	1,101	68,956	(a)
Xactly Corp.	161	1,103	(a)
XO Group Inc.	788	12,647	(a)
Yahoo! Inc.	41,213	1,517,051	(a)
		37,938,638
Investment Banking & Brokerage—0.3%
BGC Partners Inc., Class A	5,341	48,336
Cowen Group Inc., Class A	3,000	11,430	(a)
E*TRADE Financial Corp.	13,874	339,774	(a)
Evercore Partners Inc., Class A	1,014	52,475
Greenhill & Company Inc.	839	18,626
Houlihan Lokey Inc.	352	8,765
INTL. FCStone Inc.	452	12,082	(a)
Investment Technology Group Inc.	983	21,724
KCG Holdings Inc., Class A	966	11,544	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	8,005	(a)
Moelis & Co., Class A	518	14,623
Morgan Stanley	72,000	1,800,720
Oppenheimer Holdings Inc., Class A	308	4,860
Piper Jaffray Cos.	380	18,833	(a)

Raymond James Financial Inc.	1,829	87,079
Stifel Financial Corp.	2,972	87,971	(a)
The Charles Schwab Corp.	56,747	1,590,051
The Goldman Sachs Group Inc.	18,480	2,900,990
Virtu Financial Inc., Class A	537	11,873
		7,049,761
IT Consulting & Other Services—0.4%
6D Global Technologies Inc.	318	95	(a)
Acxiom Corp.	3,382	72,510	(a)
CACI International Inc., Class A	710	75,757	(a)
CIBER Inc.	2,449	5,167	(a)
Cognizant Technology Solutions Corp., Class A	28,782	1,804,631	(a)
Computer Sciences Corp.	1,970	67,748
CSRA Inc.	6,614	177,917
Datalink Corp.	506	4,625	(a)
EPAM Systems Inc.	1,434	107,077	(a)
Forrester Research Inc.	304	10,217
Gartner Inc.	1,176	105,076	(a)
International Business Machines Corp.	41,645	6,307,135
Leidos Holdings Inc.	920	46,294
Lionbridge Technologies Inc.	1,954	9,887	(a)
ManTech International Corp., Class A	694	22,201
Perficient Inc.	1,062	23,067	(a)
PFSweb Inc.	371	4,868	(a)
Science Applications International Corp.	1,935	103,213
ServiceSource International Inc.	1,741	7,417	(a)
Teradata Corp.	6,396	167,831	(a)
The Hackett Group Inc.	716	10,826
Unisys Corp.	1,428	10,996	(a)
Virtusa Corp.	867	32,478	(a)
		9,177,033
Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,326	18,617
International Speedway Corp., Class A	1,176	43,406
Intrawest Resorts Holdings Inc.	552	4,720	(a)
Planet Fitness Inc., Class A	458	7,438	(a)
SeaWorld Entertainment Inc.	1,997	42,057
Speedway Motorsports Inc.	350	6,940
Vail Resorts Inc.	1,066	142,524
		265,702
Leisure Products—0.1%
Arctic Cat Inc.	398	6,686
Black Diamond Inc.	713	3,223	(a)
Brunswick Corp.	1,301	62,422
Callaway Golf Co.	2,207	20,128
Escalade Inc.	302	3,555
Hasbro Inc.	5,257	421,086
JAKKS Pacific Inc.	391	2,909	(a)
Johnson Outdoors Inc., Class A	147	3,266
Malibu Boats Inc., Class A	550	9,020	(a)
Marine Products Corp.	339	2,573
Mattel Inc.	15,903	534,659
MCBC Holdings Inc.	234	3,295	(a)
Nautilus Inc.	894	17,272	(a)
Polaris Industries Inc.	862	84,890
Smith & Wesson Holding Corp.	1,581	42,086	(a)
Sturm Ruger & Company Inc.	546	37,335
Vista Outdoor Inc.	873	45,317	(a)
		1,299,722

Life & Health Insurance—0.3%
Aflac Inc.	19,702	1,243,984
American Equity Investment Life Holding Co.	2,421	40,673
Citizens Inc.	1,345	9,738	(a)
CNO Financial Group Inc.	8,038	144,041
FBL Financial Group Inc., Class A	287	17,656
Fidelity & Guaranty Life	347	9,105
Genworth Financial Inc., Class A	7,064	19,285	(a)
Independence Holding Co.	199	3,168
Lincoln National Corp.	11,182	438,335
MetLife Inc.	51,647	2,269,369
National Western Life Group Inc., Class A	64	14,760
Primerica Inc.	2,106	93,780
Principal Financial Group Inc.	12,759	503,343
Prudential Financial Inc.	21,042	1,519,653
Torchmark Corp.	5,375	291,110
Unum Group	11,409	352,766
		6,970,766
Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	735	10,562	(a)
Affymetrix Inc.	2,245	31,452	(a)
Agilent Technologies Inc.	15,531	618,910
Albany Molecular Research Inc.	748	11,437	(a)
Bio-Rad Laboratories Inc., Class A	299	40,879	(a)
Bio-Techne Corp.	532	50,285
Cambrex Corp.	919	40,436	(a)
Charles River Laboratories International Inc.	668	50,728	(a)
Fluidigm Corp.	868	7,005	(a)
Harvard Bioscience Inc.	995	3,005	(a)
Illumina Inc.	6,971	1,130,069	(a)
INC Research Holdings Inc., Class A	390	16,072	(a)
Luminex Corp.	1,233	23,920	(a)
Mettler-Toledo International Inc.	385	132,733	(a)
NanoString Technologies Inc.	394	5,997	(a)
NeoGenomics Inc.	1,647	11,101	(a)
Pacific Biosciences of California Inc.	2,056	17,476	(a)
PAREXEL International Corp.	2,385	149,611	(a)
PerkinElmer Inc.	5,246	259,467
PRA Health Sciences Inc.	573	24,501	(a)
Sequenom Inc.	3,559	5,018	(a)
Thermo Fisher Scientific Inc.	18,703	2,648,158
Waters Corp.	3,827	504,858	(a)
		5,793,680
Managed Healthcare—0.6%
Aetna Inc.	16,496	1,853,326
Anthem Inc.	12,352	1,716,804
Centene Corp.	8,002	492,694	(a)
Cigna Corp.	12,072	1,656,761
HealthEquity Inc.	1,049	25,879	(a)
Humana Inc.	6,947	1,270,954
Magellan Health Inc.	695	47,211	(a)
Molina Healthcare Inc.	1,738	112,084	(a)
Trupanion Inc.	490	4,826	(a)
UnitedHealth Group Inc.	44,806	5,775,493
Universal American Corp.	1,535	10,960
WellCare Health Plans Inc.	1,917	177,802	(a)
		13,144,794

Marine—0.0% *
Eagle Bulk Shipping Inc.	670	241	(a)
Kirby Corp.	767	46,242	(a)
Matson Inc.	1,272	51,096
Scorpio Bulkers Inc.	1,234	4,048	(a)
		101,627
Metal & Glass Containers—0.0% *
AptarGroup Inc.	896	70,256
Ball Corp.	6,749	481,136
Berry Plastics Group Inc.	3,495	126,344	(a)
Greif Inc., Class A	1,240	40,610
Myers Industries Inc.	727	9,349
Owens-Illinois Inc.	7,450	118,902	(a)
Silgan Holdings Inc.	581	30,892
		877,489
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	859	11,227
Altisource Residential Corp.	1,728	20,736
American Capital Mortgage Investment Corp.	1,366	20,053
Anworth Mortgage Asset Corp.	2,781	12,959
Apollo Commercial Real Estate Finance Inc.	1,697	27,661
Apollo Residential Mortgage Inc.	942	12,642
Ares Commercial Real Estate Corp.	798	8,738
ARMOUR Residential REIT Inc.	1,090	23,468
Capstead Mortgage Corp.	2,812	27,811
Colony Capital Inc., Class A	3,270	54,838
CYS Investments Inc.	4,672	38,030
Dynex Capital Inc.	1,256	8,352
Great Ajax Corp.	127	1,421
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,106	21,257
Hatteras Financial Corp.	2,828	40,440
Invesco Mortgage Capital Inc.	3,341	40,693
iStar Inc.	2,126	20,537	(a)
Ladder Capital Corp., Class A	1,297	16,148
New Residential Investment Corp.	6,806	79,154
New York Mortgage Trust Inc.	3,329	15,779
Orchid Island Capital Inc.	629	6,523
PennyMac Mortgage Investment Trust	2,179	29,722
Redwood Trust Inc.	2,234	29,221
Resource Capital Corp.	834	9,383
United Development Funding IV	936	2,995	(d)
Western Asset Mortgage Capital Corp.	1,190	11,960
		591,748
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	8,641	443,543
Movies & Entertainment—0.5%
AMC Entertainment Holdings Inc., Class A	642	17,969
Carmike Cinemas Inc.	694	20,848	(a)
Cinemark Holdings Inc.	1,509	54,067
DreamWorks Animation SKG Inc., Class A	3,237	80,763	(a)
Global Eagle Entertainment Inc.	1,391	11,851	(a)
Live Nation Entertainment Inc.	2,087	46,561	(a)
Reading International Inc., Class A	514	6,158	(a)
The Walt Disney Co.	70,702	7,021,416
Time Warner Inc.	37,220	2,700,311
Twenty-First Century Fox Inc., Class A	54,261	1,512,797
Twenty-First Century Fox Inc., Class B	19,108	538,846
Viacom Inc., Class B	16,270	671,626
World Wrestling Entertainment Inc., Class A	908	16,035
		12,699,248

Multi-Line Insurance—0.2%
American Financial Group Inc.	1,017	71,566
American International Group Inc.	54,216	2,930,375
Assurant Inc.	3,086	238,085
Horace Mann Educators Corp.	1,206	38,218
Kemper Corp.	1,965	58,105
Loews Corp.	12,677	485,022
National General Holdings Corp.	1,181	25,498
The Hartford Financial Services Group Inc.	18,767	864,783
		4,711,652
Multi-Sector Holdings—0.5%
BBX Capital Corp., Class A	89	1,420	(a)
Berkshire Hathaway Inc., Class B	88,236	12,518,924	(a)
FNFV Group	2,173	23,577	(a)
Leucadia National Corp.	15,622	252,608
PICO Holdings Inc.	676	6,915	(a)
		12,803,444
Multi-Utilities—0.4%
Alliant Energy Corp.	1,617	120,111
Ameren Corp.	11,371	569,687
Avista Corp.	1,820	74,220
Black Hills Corp.	2,230	134,090
CenterPoint Energy Inc.	20,125	421,015
CMS Energy Corp.	12,985	551,083
Consolidated Edison Inc.	13,740	1,052,759
Dominion Resources Inc.	28,233	2,120,863
DTE Energy Co.	8,411	762,541
MDU Resources Group Inc.	2,793	54,352
NiSource Inc.	14,814	349,018
NorthWestern Corp.	1,381	85,277
Public Service Enterprise Group Inc.	23,711	1,117,736
SCANA Corp.	6,698	469,865
Sempra Energy	11,051	1,149,856
TECO Energy Inc.	10,962	301,784
Unitil Corp.	400	16,996
Vectren Corp.	1,182	59,762
WEC Energy Group Inc.	14,794	888,675
		10,299,690
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	1,047	95,162
Boston Properties Inc.	7,197	914,595
Corporate Office Properties Trust	1,356	35,581
Douglas Emmett Inc.	1,998	60,160
Easterly Government Properties Inc.	416	7,704
Franklin Street Properties Corp.	2,541	26,960
Government Properties Income Trust	1,995	35,611
Highwoods Properties Inc.	4,150	198,411
Hudson Pacific Properties Inc.	2,170	62,756
Kilroy Realty Corp.	1,316	81,421
Mack-Cali Realty Corp.	3,878	91,133
New York REIT Inc.	4,726	47,733
Parkway Properties Inc.	2,512	39,338
SL Green Realty Corp.	4,673	452,720
Vornado Realty Trust	8,306	784,336
		2,933,621

Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,158	28,359	(a)
ARC Document Solutions Inc.	1,235	5,557	(a)
Essendant Inc.	1,130	36,081
Herman Miller Inc.	2,588	79,943
HNI Corp.	1,926	75,441
Interface Inc.	1,907	35,356
Kimball International Inc., Class B	1,026	11,645
Knoll Inc.	1,414	30,613
MSA Safety Inc.	1,306	63,145
NL Industries Inc.	176	398	(a)
Pitney Bowes Inc.	9,201	198,190
Steelcase Inc., Class A	2,469	36,837
West Corp.	1,513	34,527
		636,092
Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	1,960	17,973
Diamond Offshore Drilling Inc.	2,895	62,908
Helmerich & Payne Inc.	4,984	292,661
Independence Contract Drilling Inc.	499	2,380	(a)
Nabors Industries Ltd.	4,023	37,012
Parker Drilling Co.	3,775	8,003	(a)
Patterson-UTI Energy Inc.	2,098	36,967
Pioneer Energy Services Corp.	1,997	4,393	(a)
Rowan Companies PLC, Class A	1,773	28,545
Unit Corp.	1,518	13,374	(a)
		504,216
Oil & Gas Equipment & Services—0.4%
Archrock Inc.	2,100	16,800
Baker Hughes Inc.	20,437	895,754
Basic Energy Services Inc.	1,313	3,624	(a)
Bristow Group Inc.	1,036	19,601
C&J Energy Services Ltd.	1,693	2,387	(a)
Cameron International Corp.	8,957	600,567	(a)
CARBO Ceramics Inc.	590	8,378
Dril-Quip Inc.	545	33,005	(a)
Era Group Inc.	632	5,928	(a)
Exterran Corp.	1,050	16,233	(a)
Fairmount Santrol Holdings Inc.	1,982	4,975	(a)
FMC Technologies Inc.	10,649	291,357	(a)
Forum Energy Technologies Inc.	1,757	23,192	(a)
Geospace Technologies Corp.	408	5,035	(a)
Gulfmark Offshore Inc., Class A	795	4,905	(a)
Halliburton Co.	40,720	1,454,518
Helix Energy Solutions Group Inc.	3,209	17,970	(a)
Hornbeck Offshore Services Inc.	966	9,592	(a)
ION Geophysical Corp.	274	2,214	(a)
Key Energy Services Inc.	4,123	1,523	(a)
Matrix Service Co.	803	14,213	(a)
McDermott International Inc.	6,851	28,021	(a)
National Oilwell Varco Inc.	17,609	547,640
Natural Gas Services Group Inc.	389	8,414	(a)
Newpark Resources Inc.	2,540	10,973	(a)
Oceaneering International Inc.	1,402	46,603
Oil States International Inc.	2,226	70,164	(a)
PHI Inc.	369	6,970	(a)
RigNet Inc.	361	4,939	(a)
Schlumberger Ltd.	59,099	4,358,551

SEACOR Holdings Inc.	482	26,245	(a)
Seventy Seven Energy Inc.	1,735	1,006	(a)
Superior Energy Services Inc.	2,171	29,070
Tesco Corp.	1,192	10,263
TETRA Technologies Inc.	2,388	15,164	(a)
Tidewater Inc.	1,417	9,678
U.S. Silica Holdings Inc.	1,853	42,100
		8,647,572
Oil & Gas Exploration & Production—0.6%
Abraxas Petroleum Corp.	2,905	2,934	(a)
Anadarko Petroleum Corp.	23,813	1,108,971
Apache Corp.	17,715	864,669
Approach Resources Inc.	1,125	1,305	(a)
Bill Barrett Corp.	1,492	9,280	(a)
Bonanza Creek Energy Inc.	1,494	2,375	(a)
Cabot Oil & Gas Corp.	21,719	493,238
California Resources Corp.	1	1
Callon Petroleum Co.	2,739	24,240	(a)
Carrizo Oil & Gas Inc.	1,718	53,121	(a)
Chesapeake Energy Corp.	23,432	96,540
Cimarex Energy Co.	4,425	430,420
Clayton Williams Energy Inc.	183	1,632	(a)
Concho Resources Inc.	6,048	611,090	(a)
ConocoPhillips	58,350	2,349,754
Contango Oil & Gas Co.	499	5,883	(a)
Denbury Resources Inc.	5,035	11,178
Devon Energy Corp.	23,913	656,173
Earthstone Energy Inc.	35	424	(a)
Eclipse Resources Corp.	1,470	2,117	(a)
Energen Corp.	1,386	50,714
Energy XXI Ltd.	2,863	1,783
EOG Resources Inc.	26,002	1,887,225
EQT Corp.	7,591	510,571
Erin Energy Corp.	422	793	(a)
Evolution Petroleum Corp.	780	3,791
EXCO Resources Inc.	4,811	4,759	(a)
Gastar Exploration Inc.	2,509	2,760	(a)
Gulfport Energy Corp.	1,748	49,538	(a)
Halcon Resources Corp.	2,042	1,963	(a)
Hess Corp.	12,606	663,706
Isramco Inc.	25	2,042	(a)
Jones Energy Inc., Class A	890	2,964	(a)
Marathon Oil Corp.	40,099	446,703
Matador Resources Co.	2,302	43,646	(a)
Murphy Oil Corp.	7,764	195,575
Newfield Exploration Co.	9,474	315,010	(a)
Noble Energy Inc.	19,946	626,504
Northern Oil and Gas Inc.	1,910	7,621	(a)
Oasis Petroleum Inc.	5,383	39,188	(a)
Panhandle Oil and Gas Inc., Class A	508	8,793
Parsley Energy Inc., Class A	2,915	65,879	(a)
PDC Energy Inc.	1,342	79,782	(a)
Pioneer Natural Resources Co.	7,730	1,087,920
QEP Resources Inc.	2,714	38,295
Range Resources Corp.	7,938	257,032
Rex Energy Corp.	1,491	1,146	(a)
Ring Energy Inc.	700	3,535	(a)
RSP Permian Inc.	1,927	55,960	(a)

Sanchez Energy Corp.	1,607	8,822	(a)
SM Energy Co.	981	18,384
Southwestern Energy Co.	18,381	148,335	(a)
Stone Energy Corp.	1,714	1,354	(a)
Synergy Resources Corp.	3,406	26,465	(a)
TransAtlantic Petroleum Ltd.	764	573	(a)
Triangle Petroleum Corp.	1,459	791	(a)
Ultra Petroleum Corp.	4,648	2,315	(a)
W&T Offshore Inc.	1,083	2,372	(a)
WPX Energy Inc.	3,345	23,382	(a)
		13,413,336
Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	67	2,679
Alon USA Energy Inc.	939	9,690
Clean Energy Fuels Corp.	2,170	6,358	(a)
Delek US Holdings Inc.	1,647	25,100
Green Plains Inc.	1,083	17,285
HollyFrontier Corp.	2,519	88,971
Marathon Petroleum Corp.	24,977	928,645
Pacific Ethanol Inc.	921	4,310	(a)
Par Pacific Holdings Inc.	440	8,254	(a)
Phillips 66	22,058	1,910,002
Renewable Energy Group Inc.	1,309	12,357	(a)
REX American Resources Corp.	167	9,264	(a)
Tesoro Corp.	5,642	485,268
Valero Energy Corp.	22,265	1,428,077
Western Refining Inc.	3,044	88,550
World Fuel Services Corp.	1,013	49,212
		5,074,022
Oil & Gas Storage & Transportation—0.2%
Columbia Pipeline Group Inc.	18,235	457,699
Dorian LPG Ltd.	771	7,247	(a)
GasLog Ltd.	1,254	12,214
Gener8 Maritime Inc.	419	2,958	(a)
Kinder Morgan Inc.	85,752	1,531,531
Nordic American Tankers Ltd.	2,606	36,719
ONEOK Inc.	9,657	288,358
SemGroup Corp., Class A	1,306	29,254
Ship Finance International Ltd.	1,699	23,599
Spectra Energy Corp.	31,465	962,829
The Williams Companies Inc.	31,974	513,822
		3,866,230
Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	878	5,005
Packaged Foods & Meats—0.6%
Amplify Snack Brands Inc.	430	6,158	(a)
B&G Foods Inc.	1,876	65,304
Cal-Maine Foods Inc.	920	47,757
Calavo Growers Inc.	427	24,365
Campbell Soup Co.	8,417	536,920
ConAgra Foods Inc.	20,288	905,251
Dean Foods Co.	4,049	70,129
Farmer Brothers Co.	226	6,299	(a)
Flowers Foods Inc.	2,673	49,344
Freshpet Inc.	639	4,684	(a)
General Mills Inc.	28,010	1,774,433
Hormel Foods Corp.	12,644	546,727
Inventure Foods Inc.	601	3,396	(a)

J&J Snack Foods Corp.	437	47,318
John B Sanfilippo & Son Inc.	249	17,203
Kellogg Co.	11,958	915,385
Lancaster Colony Corp.	822	90,888
Landec Corp.	747	7,843	(a)
Lifeway Foods Inc.	157	1,700	(a)
McCormick & Company Inc.	5,450	542,166
Mead Johnson Nutrition Co.	8,855	752,409
Mondelez International Inc., Class A	74,019	2,969,642
Omega Protein Corp.	630	10,672	(a)
Post Holdings Inc.	2,717	186,848	(a)
Sanderson Farms Inc.	659	59,429
Seaboard Corp.	8	24,024	(a)
Seneca Foods Corp., Class A	201	6,983	(a)
Snyder’s-Lance Inc.	3,166	99,666
The Hain Celestial Group Inc.	1,472	60,219	(a)
The Hershey Co.	6,734	620,134
The JM Smucker Co.	5,609	728,273
The Kraft Heinz Co.	28,082	2,206,122
The WhiteWave Foods Co., Class A	2,516	102,250	(a)
Tootsie Roll Industries Inc.	805	28,143
TreeHouse Foods Inc.	2,460	213,405	(a)
Tyson Foods Inc., Class A	13,855	923,574
		14,655,063
Paper Packaging—0.1%
AEP Industries Inc.	110	7,260
Avery Dennison Corp.	4,242	305,891
Bemis Company Inc.	1,352	70,007
International Paper Co.	19,428	797,325
Multi Packaging Solutions International Ltd.	534	8,667	(a)
Packaging Corporation of America	1,345	81,238
Sealed Air Corp.	9,252	444,188
Sonoco Products Co.	1,442	70,038
WestRock Co.	12,050	470,311
		2,254,925
Paper Products—0.0% *
Clearwater Paper Corp.	510	24,740	(a)
Domtar Corp.	894	36,207
KapStone Paper and Packaging Corp.	2,479	34,334
Neenah Paper Inc.	491	31,257
PH Glatfelter Co.	1,244	25,788
Schweitzer-Mauduit International Inc.	896	28,206
		180,532
Personal Products—0.1%
Avon Products Inc.	6,179	29,721
Edgewell Personal Care Co.	847	68,209
Elizabeth Arden Inc.	777	6,364	(a)
Inter Parfums Inc.	506	15,635
Medifast Inc.	311	9,389
Natural Health Trends Corp.	201	6,663
Nature’s Sunshine Products Inc.	313	3,005
Nutraceutical International Corp.	262	6,380	(a)
Revlon Inc., Class A	321	11,688	(a)
Synutra International Inc.	640	3,181	(a)
The Estee Lauder Companies Inc., Class A	10,431	983,747
USANA Health Sciences Inc.	163	19,791	(a)
		1,163,773

Pharmaceuticals—1.9%
Aclaris Therapeutics Inc.	156	2,956	(a)
Aerie Pharmaceuticals Inc.	607	7,381	(a)
Agile Therapeutics Inc.	319	1,981	(a)
Akorn Inc.	1,152	27,107	(a)
Alimera Sciences Inc.	895	1,566	(a)
Allergan PLC	18,605	4,986,698	(a)
Amphastar Pharmaceuticals Inc.	950	11,400	(a)
ANI Pharmaceuticals Inc.	236	7,944	(a)
Aratana Therapeutics Inc.	890	4,913	(a)
Assembly Biosciences Inc.	441	2,214	(a)
BioDelivery Sciences International Inc.	1,392	4,496	(a)
Bristol-Myers Squibb Co.	78,684	5,026,334
Carbylan Therapeutics Inc.	379	244	(a)
Catalent Inc.	3,846	102,573	(a)
Cempra Inc.	1,021	17,888	(a)
Collegium Pharmaceutical Inc.	207	3,757	(a)
Corcept Therapeutics Inc.	1,918	8,976	(a)
Corium International Inc.	265	1,023	(a)
Depomed Inc.	1,746	24,322	(a)
Dermira Inc.	440	9,099	(a)
Durect Corp.	3,479	4,697	(a)
Eli Lilly & Co.	45,738	3,293,593
Endocyte Inc.	1,168	3,621	(a)
Flex Pharma Inc.	175	1,920	(a)
Heska Corp.	175	4,987	(a)
Impax Laboratories Inc.	2,096	67,114	(a)
Innoviva Inc.	2,447	30,808
Intersect ENT Inc.	477	9,063	(a)
Intra-Cellular Therapies Inc.	769	21,378	(a)
Johnson & Johnson	129,969	14,062,646
Lannett Company Inc.	765	13,716	(a)
Mallinckrodt PLC	5,156	315,960	(a)
Merck & Company Inc.	130,913	6,926,607
Mylan N.V.	19,358	897,243	(a)
MyoKardia Inc.	140	1,499	(a)
Nektar Therapeutics	3,812	52,415	(a)
Neos Therapeutics Inc.	137	1,478	(a)
Ocular Therapeutix Inc.	428	4,134	(a)
Omeros Corp.	1,142	17,518	(a)
Orexigen Therapeutics Inc.	3,060	1,722	(a)
Pacira Pharmaceuticals Inc.	1,062	56,265	(a)
Paratek Pharmaceuticals Inc.	376	5,704	(a)
Pernix Therapeutics Holdings Inc.	1,357	1,425	(a)
Pfizer Inc.	285,075	8,449,623
Phibro Animal Health Corp., Class A	528	14,277
Prestige Brands Holdings Inc.	1,534	81,900	(a)
Relypsa Inc.	984	13,333	(a)
Revance Therapeutics Inc.	562	9,813	(a)
Sagent Pharmaceuticals Inc.	665	8,093	(a)
SciClone Pharmaceuticals Inc.	1,489	16,379	(a)
Sucampo Pharmaceuticals Inc., Class A	746	8,154	(a)
Supernus Pharmaceuticals Inc.	1,037	15,814	(a)
Teligent Inc.	1,287	6,306	(a)
Tetraphase Pharmaceuticals Inc.	1,093	5,061	(a)
The Medicines Co.	1,935	61,475	(a)
TherapeuticsMD Inc.	4,177	26,733	(a)
VIVUS Inc.	3,112	4,357	(a)

XenoPort Inc.	1,752	7,902	(a)
Zoetis Inc.	21,468	951,676
Zogenix Inc.	700	6,468	(a)
Zynerba Pharmaceuticals Inc.	103	973	(a)
		45,736,722
Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	3,471	36,966	(a)
Property & Casualty Insurance—0.2%
Ambac Financial Group Inc.	1,308	20,666	(a)
AMERISAFE Inc.	555	29,160
Atlas Financial Holdings Inc.	329	5,968	(a)
Baldwin & Lyons Inc., Class B	280	6,891
Cincinnati Financial Corp.	6,911	451,703
Donegal Group Inc., Class A	224	3,221
EMC Insurance Group Inc.	227	5,823
Employers Holdings Inc.	931	26,198
Federated National Holding Co.	422	8,297
First American Financial Corp.	4,748	180,946
Hallmark Financial Services Inc.	450	5,175	(a)
HCI Group Inc.	260	8,658
Heritage Insurance Holdings Inc.	715	11,419
Infinity Property & Casualty Corp.	333	26,807
MBIA Inc.	3,418	30,249	(a)
Mercury General Corp.	519	28,804
National Interstate Corp.	204	6,104
Old Republic International Corp.	3,475	63,523
OneBeacon Insurance Group Ltd., Class A	639	8,134
RLI Corp.	1,256	83,976
Safety Insurance Group Inc.	444	25,335
Selective Insurance Group Inc.	1,676	61,358
State Auto Financial Corp.	445	9,817
State National Companies Inc.	944	11,894
Stewart Information Services Corp.	668	24,235
The Allstate Corp.	17,861	1,203,296
The Hanover Insurance Group Inc.	614	55,395
The Navigators Group Inc.	307	25,748	(a)
The Progressive Corp.	27,392	962,555
The Travelers Companies Inc.	13,907	1,623,086
United Fire Group Inc.	583	25,547
United Insurance Holdings Corp.	477	9,163
Universal Insurance Holdings Inc.	921	16,394
WR Berkley Corp.	1,400	78,680
		5,144,225
Publishing—0.0% *
Daily Journal Corp.	34	6,653	(a)
John Wiley & Sons Inc., Class A	697	34,076
Journal Media Group Inc.	753	9,006
Meredith Corp.	1,608	76,380
New Media Investment Group Inc.	1,283	21,349
News Corp., Class A	18,216	232,618
News Corp., Class B	5,375	71,219
Scholastic Corp.	772	28,850
The New York Times Co., Class A	5,752	71,670
Time Inc.	4,650	71,796
Tribune Publishing Co.	723	5,582
		629,199

Railroads—0.3%
CSX Corp.	45,689	1,176,492
Genesee & Wyoming Inc., Class A	815	51,100	(a)
Kansas City Southern	5,115	437,077
Norfolk Southern Corp.	13,992	1,164,834
Union Pacific Corp.	39,820	3,167,681
		5,997,184
Real Estate Development—0.0% *
AV Homes Inc.	379	4,306	(a)
Forestar Group Inc.	1,004	13,092	(a)
		17,398
Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	212	7,547	(a)
Real Estate Services—0.0% *
CBRE Group Inc., Class A	13,580	391,376	(a)
Jones Lang LaSalle Inc.	644	75,554
Kennedy-Wilson Holdings Inc.	2,699	59,108
Marcus & Millichap Inc.	410	10,410	(a)
RE/MAX Holdings Inc., Class A	355	12,176
		548,624
Regional Banks—0.6%
1st Source Corp.	486	15,474
Access National Corp.	216	4,283
Allegiance Bancshares Inc.	57	1,047	(a)
American National Bankshares Inc.	261	6,611
Ameris Bancorp.	934	27,628
Ames National Corp.	263	6,512
Arrow Financial Corp.	311	8,263
Associated Banc-Corp.	2,134	38,284
Banc of California Inc.	1,320	23,100
BancFirst Corp.	212	12,090
BancorpSouth Inc.	4,030	85,879
Bank of Hawaii Corp.	615	41,992
Bank of Marin Bancorp.	171	8,417
Bank of the Ozarks Inc.	3,463	145,342
Banner Corp.	607	25,518
Bar Harbor Bankshares	175	5,814
BB&T Corp.	36,560	1,216,351
BBCN Bancorp Inc.	2,318	35,210
Berkshire Hills Bancorp Inc.	855	22,991
Blue Hills Bancorp Inc.	831	11,360
BNC Bancorp	868	18,332
Boston Private Financial Holdings Inc.	2,395	27,423
Bridge Bancorp Inc.	416	12,676
Brookline Bancorp Inc.	2,027	22,317
Bryn Mawr Bank Corp.	527	13,560
C1 Financial Inc.	180	4,356	(a)
Camden National Corp.	227	9,534
Capital Bank Financial Corp., Class A	605	18,664
Capital City Bank Group Inc.	345	5,034
Cardinal Financial Corp.	918	18,681
Cascade Bancorp	924	5,276	(a)
Cathay General Bancorp.	3,398	96,265
Centerstate Banks Inc.	1,308	19,476
Central Pacific Financial Corp.	626	13,628
Century Bancorp Inc., Class A	102	3,969
Chemical Financial Corp.	982	35,048
Citizens & Northern Corp.	330	6,560

Citizens Financial Group Inc.	24,597	515,307
City Holding Co.	455	21,740
CNB Financial Corp.	411	7,230
CoBiz Financial Inc.	1,016	12,009
Columbia Banking System Inc.	1,687	50,475
Commerce Bancshares Inc.	1,190	53,491
Community Bank System Inc.	1,237	47,266
Community Trust Bancorp Inc.	466	16,459
CommunityOne Bancorp	379	5,033	(a)
ConnectOne Bancorp Inc.	900	14,715
CU Bancorp	509	10,776	(a)
Cullen/Frost Bankers Inc.	779	42,931
Customers Bancorp Inc.	767	18,124	(a)
CVB Financial Corp.	3,106	54,200
Eagle Bancorp Inc.	880	42,240	(a)
East West Bancorp Inc.	2,056	66,779
Enterprise Bancorp Inc.	242	6,350
Enterprise Financial Services Corp.	598	16,170
Equity Bancshares Inc., Class A	48	1,008	(a)
Farmers Capital Bank Corp.	230	6,077
FCB Financial Holdings Inc., Class A	812	27,007	(a)
Fidelity Southern Corp.	526	8,437
Fifth Third Bancorp	37,225	621,285
Financial Institutions Inc.	407	11,832
First BanCorp	588	11,084
First Bancorp Inc.	330	6,438
First Busey Corp.	676	13,844
First Business Financial Services Inc.	264	6,054
First Citizens BancShares Inc., Class A	228	57,244
First Commonwealth Financial Corp.	2,564	22,717
First Community Bancshares Inc.	493	9,781
First Connecticut Bancorp Inc.	419	6,687
First Financial Bancorp.	1,783	32,415
First Financial Bankshares Inc.	1,873	55,403
First Financial Corp.	321	10,981
First Horizon National Corp.	3,397	44,501
First Interstate Bancsystem Inc., Class A	557	15,668
First Merchants Corp.	1,193	28,119
First Midwest Bancorp Inc.	2,270	40,905
First NBC Bank Holding Co.	462	9,513	(a)
First Niagara Financial Group Inc.	5,035	48,739
FirstMerit Corp.	7,238	152,360
Flushing Financial Corp.	841	18,182
FNB Corp.	8,913	115,958
Franklin Financial Network Inc.	169	4,563	(a)
Fulton Financial Corp.	7,666	102,571
German American Bancorp Inc.	472	15,198
Glacier Bancorp Inc.	2,209	56,153
Great Southern Bancorp Inc.	298	11,065
Great Western Bancorp Inc.	1,212	33,051
Green Bancorp Inc.	456	3,452	(a)
Guaranty Bancorp	451	6,972
Hampton Roads Bankshares Inc.	1,165	2,062	(a)
Hancock Holding Co.	3,376	77,513
Hanmi Financial Corp.	909	20,016
Heartland Financial USA Inc.	551	16,965
Heritage Commerce Corp.	704	7,047
Heritage Financial Corp.	894	15,708

Heritage Oaks Bancorp	727	5,663
Hilltop Holdings Inc.	2,203	41,593	(a)
Home BancShares Inc.	1,680	68,796
HomeTrust Bancshares Inc.	519	9,513	(a)
Horizon Bancorp	365	9,023
Huntington Bancshares Inc.	37,334	356,166
Iberiabank Corp.	1,113	57,064
Independent Bank Corp.	764	35,113
Independent Bank Corp.	663	9,647
Independent Bank Group Inc.	287	7,864
International Bancshares Corp.	2,363	58,272
Investors Bancorp Inc.	9,805	114,130
KeyCorp	39,148	432,194
Lakeland Bancorp Inc.	1,177	11,947
Lakeland Financial Corp.	477	21,837
LegacyTexas Financial Group Inc.	1,381	27,137
Live Oak Bancshares Inc.	108	1,620
M&T Bank Corp.	7,498	832,278
MainSource Financial Group Inc.	647	13,645
MB Financial Inc.	2,201	71,422
Mercantile Bank Corp.	494	11,075
Merchants Bancshares Inc.	154	4,580
MidWestOne Financial Group Inc.	236	6,478
National Bank Holdings Corp., Class A	907	18,494
National Bankshares Inc.	190	6,521
National Commerce Corp.	184	4,344	(a)
National Penn Bancshares Inc.	4,105	43,677
NBT Bancorp Inc.	1,280	34,496
OFG Bancorp	1,339	9,360
Old National Bancorp	3,404	41,495
Old Second Bancorp Inc.	845	6,059	(a)
Opus Bank	318	10,812
Pacific Continental Corp.	534	8,613
Pacific Premier Bancorp Inc.	795	16,989	(a)
PacWest Bancorp	1,635	60,740
Park National Corp.	378	34,020
Park Sterling Corp.	1,410	9,405
Peapack Gladstone Financial Corp.	475	8,028
Penns Woods Bancorp Inc.	130	5,010
People’s United Financial Inc.	14,822	236,114
People’s Utah Bancorp	67	1,061
Peoples Bancorp Inc.	557	10,884
Peoples Financial Services Corp.	217	8,072
Pinnacle Financial Partners Inc.	1,054	51,709
Preferred Bank	341	10,315
PrivateBancorp Inc.	3,444	132,938
Prosperity Bancshares Inc.	2,988	138,613
QCR Holdings Inc.	357	8,514
Regions Financial Corp.	61,178	480,247
Renasant Corp.	1,175	38,669
Republic Bancorp Inc., Class A	303	7,827
S&T Bancorp Inc.	1,005	25,889
Sandy Spring Bancorp Inc.	739	20,566
Seacoast Banking Corporation of Florida	716	11,306	(a)
ServisFirst Bancshares Inc.	651	28,904
Sierra Bancorp	368	6,679
Signature Bank	760	103,451	(a)
Simmons First National Corp., Class A	871	39,256

South State Corp.	709	45,539
Southside Bancshares Inc.	720	18,770
Southwest Bancorp Inc.	496	7,465
State Bank Financial Corp.	1,018	20,116
Sterling Bancorp	3,519	56,058
Stock Yards Bancorp Inc.	441	16,992
Stonegate Bank	334	10,007
Suffolk Bancorp	358	9,036
Sun Bancorp Inc.	284	5,882	(a)
SunTrust Banks Inc.	23,882	861,663
SVB Financial Group	737	75,211	(a)
Synovus Financial Corp.	1,809	52,298
Talmer Bancorp Inc., Class A	1,517	27,443
TCF Financial Corp.	2,442	29,939
Texas Capital Bancshares Inc.	1,337	51,314	(a)
The Bancorp Inc.	1,017	5,817	(a)
The First of Long Island Corp.	358	10,203
The PNC Financial Services Group Inc.	23,540	1,990,778
Tompkins Financial Corp.	433	27,712
TowneBank	1,323	25,388
Trico Bancshares	682	17,268
Tristate Capital Holdings Inc.	575	7,245	(a)
Triumph Bancorp Inc.	458	7,250	(a)
Trustmark Corp.	2,931	67,501
UMB Financial Corp.	1,154	59,581
Umpqua Holdings Corp.	9,606	152,351
Union Bankshares Corp.	1,301	32,044
United Bankshares Inc.	2,035	74,685
United Community Banks Inc.	1,520	28,074
Univest Corporation of Pennsylvania	587	11,452
Valley National Bancorp	9,990	95,305
Washington Trust Bancorp Inc.	440	16,421
Webster Financial Corp.	3,971	142,559
WesBanco Inc.	1,118	33,216
West Bancorporation Inc.	474	8,641
Westamerica Bancorporation	743	36,192
Western Alliance Bancorp	2,536	84,652	(a)
Wilshire Bancorp Inc.	2,036	20,971
Wintrust Financial Corp.	1,388	61,544
Yadkin Financial Corp.	1,287	30,463
Zions Bancorporation	9,762	236,338
		13,286,353
Reinsurance—0.0% *
Alleghany Corp.	220	109,164	(a)
Endurance Specialty Holdings Ltd.	877	57,303
Enstar Group Ltd.	268	43,572	(a)
Everest Re Group Ltd.	609	120,235
Greenlight Capital Re Ltd., Class A	818	17,824	(a)
Maiden Holdings Ltd.	1,447	18,724
Reinsurance Group of America Inc.	929	89,416
		456,238
Renewable Electricity—0.0% *
Ormat Technologies Inc.	1,071	44,168
Pattern Energy Group Inc.	1,651	31,484
TerraForm Global Inc., Class A	1,221	2,906	(a)
Vivint Solar Inc.	601	1,593	(a)
		80,151

Research & Consulting Services—0.1%
Acacia Research Corp.	1,573	5,962
CBIZ Inc.	1,442	14,550	(a)
CEB Inc.	1,443	93,405
CRA International Inc.	297	5,833	(a)
Equifax Inc.	5,553	634,652
Exponent Inc.	762	38,870
Franklin Covey Co.	372	6,544	(a)
FTI Consulting Inc.	1,800	63,918	(a)
Hill International Inc.	1,151	3,879	(a)
Huron Consulting Group Inc.	648	37,707	(a)
ICF International Inc.	565	19,419	(a)
Mistras Group Inc.	479	11,865	(a)
Navigant Consulting Inc.	1,401	22,150	(a)
Nielsen Holdings PLC	17,061	898,432
Pendrell Corp.	5,115	2,711	(a)
Resources Connection Inc.	1,149	17,878
RPX Corp.	1,554	17,498	(a)
The Advisory Board Co.	1,244	40,119	(a)
The Dun & Bradstreet Corp.	1,727	178,019
Verisk Analytics Inc.	7,302	583,576	(a)
		2,696,987
Residential REITs—0.2%
American Campus Communities Inc.	1,859	87,540
Apartment Investment & Management Co., Class A	7,270	304,031
AvalonBay Communities Inc.	6,415	1,220,133
Bluerock Residential Growth REIT Inc.	567	6,169
Camden Property Trust	1,240	104,272
Colony Starwood Homes	1,101	27,250
Education Realty Trust Inc.	1,859	77,334
Equity Residential	17,071	1,280,837
Essex Property Trust Inc.	3,095	723,797
Independence Realty Trust Inc.	910	6,479
Mid-America Apartment Communities Inc.	1,076	109,978
Monogram Residential Trust Inc.	4,853	47,851
NexPoint Residential Trust Inc.	584	7,645
Post Properties Inc.	769	45,940
Preferred Apartment Communities Inc., Class A	663	8,407
Silver Bay Realty Trust Corp.	1,064	15,800
Sun Communities Inc.	1,479	105,911
UDR Inc.	12,852	495,187
UMH Properties Inc.	668	6,627
		4,681,188
Restaurants—0.6%
Biglari Holdings Inc.	49	18,214	(a)
BJ’s Restaurants Inc.	590	24,526	(a)
Bloomin’ Brands Inc.	3,426	57,797
Bob Evans Farms Inc.	598	27,921
Bojangles’ Inc.	254	4,321	(a)
Bravo Brio Restaurant Group Inc.	465	3,604	(a)
Brinker International Inc.	816	37,495
Buffalo Wild Wings Inc.	825	122,199	(a)
Carrols Restaurant Group Inc.	1,002	14,469	(a)
Chipotle Mexican Grill Inc.	1,422	669,719	(a)
Chuy’s Holdings Inc.	491	15,255	(a)
Cracker Barrel Old Country Store Inc.	908	138,624
Darden Restaurants Inc.	5,451	361,401
Dave & Buster’s Entertainment Inc.	661	25,634	(a)

Del Frisco’s Restaurant Group Inc.	700	11,606	(a)
Denny’s Corp.	2,301	23,838	(a)
DineEquity Inc.	496	46,341
Domino’s Pizza Inc.	712	93,884
Dunkin’ Brands Group Inc.	1,306	61,604
El Pollo Loco Holdings Inc.	418	5,576	(a)
Fiesta Restaurant Group Inc.	776	25,437	(a)
Fogo De Chao Inc.	121	1,889	(a)
J. Alexander’s Holdings Inc.	418	4,414	(a)
Jack in the Box Inc.	1,515	96,763
Jamba Inc.	335	4,141	(a)
Kona Grill Inc.	259	3,354	(a)
Krispy Kreme Doughnuts Inc.	1,883	29,356	(a)
McDonald’s Corp.	42,507	5,342,280
Noodles & Co.	372	4,412	(a)
Panera Bread Co., Class A	328	67,184	(a)
Papa John’s International Inc.	818	44,327
Papa Murphy’s Holdings Inc.	282	3,370	(a)
Popeyes Louisiana Kitchen Inc.	676	35,193	(a)
Potbelly Corp.	535	7,281	(a)
Red Robin Gourmet Burgers Inc.	410	26,433	(a)
Ruby Tuesday Inc.	1,893	10,184	(a)
Ruth’s Hospitality Group Inc.	1,044	19,220
Shake Shack Inc., Class A	175	6,531	(a)
Sonic Corp.	1,436	50,490
Starbucks Corp.	69,582	4,154,045
Texas Roadhouse Inc.	2,052	89,426
The Cheesecake Factory Inc.	2,073	110,056
The Habit Restaurants Inc., Class A	355	6,614	(a)
The Wendy’s Co.	3,105	33,814
Wingstop Inc.	182	4,128	(a)
Yum! Brands Inc.	19,332	1,582,324
Zoe’s Kitchen Inc.	582	22,692	(a)
		13,549,386
Retail REITs—0.3%
Acadia Realty Trust	2,035	71,489
Agree Realty Corp.	597	22,967
Alexander’s Inc.	63	23,975
Cedar Realty Trust Inc.	2,449	17,706
Equity One Inc.	3,653	104,695
Federal Realty Investment Trust	3,338	520,895
General Growth Properties Inc.	27,288	811,272
Getty Realty Corp.	702	13,921
Kimco Realty Corp.	19,369	557,440
Kite Realty Group Trust	2,436	67,501
National Retail Properties Inc.	2,012	92,954
Pennsylvania Real Estate Investment Trust	2,045	44,683
Ramco-Gershenson Properties Trust	2,284	41,180
Realty Income Corp.	11,697	731,179
Regency Centers Corp.	1,392	104,191
Retail Opportunity Investments Corp.	2,898	58,308
Rouse Properties Inc.	1,047	19,244
Saul Centers Inc.	279	14,793
Simon Property Group Inc.	14,599	3,032,066
Tanger Factory Outlet Centers Inc.	1,357	49,381
Taubman Centers Inc.	855	60,902
The Macerich Co.	6,099	483,285

Urban Edge Properties	3,940	101,810
Urstadt Biddle Properties Inc., Class A	803	16,823
Weingarten Realty Investors	1,630	61,158
WP GLIMCHER Inc.	2,667	25,310
		7,149,128
Security & Alarm Services—0.0% *
The ADT Corp.	7,730	318,940
The Brink’s Co.	1,419	47,664
Tyco International PLC	19,812	727,299
		1,093,903
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,190	41,400	(a)
Amkor Technology Inc.	2,961	17,440	(a)
Applied Materials Inc.	53,019	1,122,943
Axcelis Technologies Inc.	3,348	9,374	(a)
Brooks Automation Inc.	1,922	19,989
Cabot Microelectronics Corp.	716	29,292
Cascade Microtech Inc.	399	8,227	(a)
Cohu Inc.	761	9,041
Entegris Inc.	4,085	55,638	(a)
FormFactor Inc.	1,720	12,505	(a)
KLA-Tencor Corp.	7,309	532,168
Lam Research Corp.	7,423	613,140
Mattson Technology Inc.	2,316	8,453	(a)
MKS Instruments Inc.	1,551	58,395
Nanometrics Inc.	717	11,357	(a)
PDF Solutions Inc.	742	9,928	(a)
Photronics Inc.	1,935	20,143	(a)
Rudolph Technologies Inc.	949	12,963	(a)
SunEdison Inc.	4,556	2,461	(a)
Teradyne Inc.	2,917	62,978
Tessera Technologies Inc.	1,531	47,461
Ultra Clean Holdings Inc.	887	4,754	(a)
Ultratech Inc.	823	17,974	(a)
Veeco Instruments Inc.	1,155	22,500	(a)
Xcerra Corp.	1,503	9,800	(a)
		2,760,324
Semiconductors—0.8%
Advanced Micro Devices Inc.	27,498	78,369	(a)
Alpha & Omega Semiconductor Ltd.	498	5,901	(a)
Ambarella Inc.	915	40,900	(a)
Analog Devices Inc.	14,624	865,595
Applied Micro Circuits Corp.	2,413	15,588	(a)
Atmel Corp.	6,016	48,850
Cavium Inc.	1,616	98,835	(a)
CEVA Inc.	583	13,117	(a)
Cirrus Logic Inc.	1,861	67,759	(a)
Cree Inc.	1,443	41,991	(a)
Cypress Semiconductor Corp.	4,501	38,979	(a)
Diodes Inc.	1,077	21,648	(a)
DSP Group Inc.	691	6,302	(a)
Exar Corp.	1,221	7,021	(a)
Fairchild Semiconductor International Inc.	5,024	100,480	(a)
First Solar Inc.	3,608	247,040	(a)
Inphi Corp.	1,114	37,141	(a)
Integrated Device Technology Inc.	5,899	120,576	(a)
Intel Corp.	222,578	7,200,398
Intersil Corp., Class A	5,712	76,369

IXYS Corp.	729	8,179
Kopin Corp.	2,054	3,410	(a)
Lattice Semiconductor Corp.	3,366	19,119	(a)
Linear Technology Corp.	11,207	499,384
M/A-COM Technology Solutions Holdings Inc.	681	29,821	(a)
MaxLinear Inc., Class A	1,630	30,155	(a)
Microchip Technology Inc.	9,519	458,816
Micron Technology Inc.	49,271	515,867	(a)
Microsemi Corp.	4,787	183,390	(a)
Monolithic Power Systems Inc.	1,158	73,695
NeoPhotonics Corp.	914	12,833	(a)
NVE Corp.	141	7,971
NVIDIA Corp.	23,952	853,410
Power Integrations Inc.	854	42,410
Qorvo Inc.	6,137	309,366	(a)
QUALCOMM Inc.	70,439	3,602,250
Rambus Inc.	3,362	46,227	(a)
Semtech Corp.	1,926	42,353	(a)
Sigma Designs Inc.	1,092	7,426	(a)
Silicon Laboratories Inc.	1,798	80,838	(a)
Skyworks Solutions Inc.	8,958	697,828
Synaptics Inc.	1,601	127,664	(a)
Texas Instruments Inc.	47,539	2,729,689
Xilinx Inc.	12,043	571,199
		20,086,159
Silver—0.0% *
Coeur Mining Inc.	4,085	22,958	(a)
Hecla Mining Co.	10,731	29,832
		52,790
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	134	21,408
Coca-Cola Enterprises Inc.	9,785	496,491
Dr Pepper Snapple Group Inc.	8,852	791,546
Monster Beverage Corp.	7,031	937,795	(a)
National Beverage Corp.	324	13,711	(a)
PepsiCo Inc.	68,107	6,979,605
The Coca-Cola Co.	183,425	8,509,086
		17,749,642
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	396	5,865	(a)
Carriage Services Inc.	436	9,422
Collectors Universe Inc.	231	3,835
H&R Block Inc.	11,054	292,047
Liberty Tax Inc.	178	3,487
LifeLock Inc.	2,741	33,084	(a)
Regis Corp.	1,022	15,524	(a)
Service Corporation International	2,789	68,832
Sotheby’s	2,410	64,419
Weight Watchers International Inc.	822	11,944	(a)
		508,459
Specialized Finance—0.2%
CBOE Holdings Inc.	1,165	76,109
CME Group Inc.	15,851	1,522,489
FactSet Research Systems Inc.	589	89,251
Gain Capital Holdings Inc.	998	6,547
Intercontinental Exchange Inc.	5,565	1,308,554
MarketAxess Holdings Inc.	1,632	203,723
Marlin Business Services Corp.	260	3,721

McGraw Hill Financial Inc.	12,488	1,236,062
Moody’s Corp.	8,061	778,370
MSCI Inc.	1,269	94,008
Nasdaq Inc.	5,388	357,655
NewStar Financial Inc.	755	6,606	(a)
On Deck Capital Inc.	352	2,742	(a)
Resource America Inc., Class A	475	2,741
		5,688,578
Specialized REITs—0.4%
American Tower Corp.	20,046	2,052,109
CatchMark Timber Trust Inc., Class A	1,199	12,985
Communications Sales & Leasing Inc.	1,735	38,604	(a)
CorEnergy Infrastructure Trust Inc.	369	7,421
CoreSite Realty Corp.	719	50,337
Corrections Corporation of America	1,677	53,748
Crown Castle International Corp.	15,642	1,353,033
CubeSmart	5,215	173,659
CyrusOne Inc.	2,193	100,110
DuPont Fabros Technology Inc.	1,863	75,507
EPR Properties	2,579	171,813
Equinix Inc.	3,278	1,084,067
Extra Space Storage Inc.	6,004	561,134
InfraREIT Inc.	662	11,287	(a)
Iron Mountain Inc.	9,005	305,360
Lamar Advertising Co., Class A	1,171	72,016
National Storage Affiliates Trust	646	13,695
Potlatch Corp.	1,747	55,031
Public Storage	6,965	1,921,156
QTS Realty Trust Inc., Class A	826	39,136
Rayonier Inc.	1,757	43,363
Sovran Self Storage Inc.	1,720	202,874
The Geo Group Inc.	2,183	75,685
Weyerhaeuser Co.	36,938	1,144,339
		9,618,469
Specialty Chemicals—0.2%
A Schulman Inc.	838	22,810
Albemarle Corp.	1,602	102,416
Ashland Inc.	902	99,184
Balchem Corp.	908	56,314
Chase Corp.	203	10,676
Chemtura Corp.	1,966	51,902	(a)
Ecolab Inc.	12,615	1,406,825
Ferro Corp.	2,094	24,856	(a)
Flotek Industries Inc.	1,618	11,860	(a)
FutureFuel Corp.	727	8,571
HB Fuller Co.	1,465	62,189
Innophos Holdings Inc.	572	17,681
Innospec Inc.	711	30,829
International Flavors & Fragrances Inc.	3,761	427,889
KMG Chemicals Inc.	305	7,036
Kraton Performance Polymers Inc.	892	15,432	(a)
Minerals Technologies Inc.	1,509	85,787
NewMarket Corp.	142	56,269
OMNOVA Solutions Inc.	1,440	8,006	(a)
PolyOne Corp.	3,834	115,979
PPG Industries Inc.	12,619	1,406,892
Quaker Chemical Corp.	389	33,011
Rayonier Advanced Materials Inc.	1,262	11,989

RPM International Inc.	1,897	89,785
Senomyx Inc.	1,349	3,507	(a)
Sensient Technologies Corp.	2,013	127,745
Solazyme Inc.	2,477	5,028	(a)
Stepan Co.	563	31,128
The Sherwin-Williams Co.	3,709	1,055,841
The Valspar Corp.	1,038	111,087
Valhi Inc.	555	655
		5,499,179
Specialty Stores—0.1%
Barnes & Noble Education Inc.	971	9,516	(a)
Barnes & Noble Inc.	1,537	18,997
Big 5 Sporting Goods Corp.	568	6,310
Build-A-Bear Workshop Inc.	427	5,547	(a)
Cabela’s Inc.	688	33,499	(a)
Dick’s Sporting Goods Inc.	1,288	60,214
Five Below Inc.	1,591	65,772	(a)
Hibbett Sports Inc.	659	23,658	(a)
MarineMax Inc.	770	14,992	(a)
Office Depot Inc.	7,008	49,757	(a)
Outerwall Inc.	501	18,532
Party City Holdco Inc.	753	11,325	(a)
Signet Jewelers Ltd.	3,728	462,384
Sportsman’s Warehouse Holdings Inc.	561	7,069	(a)
Staples Inc.	29,902	329,819
The Container Store Group Inc.	481	2,823	(a)
Tiffany & Co.	5,228	383,631
Tractor Supply Co.	6,296	569,536
Vitamin Shoppe Inc.	762	23,591	(a)
West Marine Inc.	577	5,245	(a)
Winmark Corp.	68	6,663
		2,108,880
Steel—0.1%
AK Steel Holding Corp.	5,330	22,013	(a)
Allegheny Technologies Inc.	1,559	25,412
Carpenter Technology Corp.	2,027	69,384
Cliffs Natural Resources Inc.	5,251	15,753	(a)
Commercial Metals Co.	5,049	85,681
Handy & Harman Ltd.	83	2,270	(a)
Haynes International Inc.	370	13,505
Nucor Corp.	14,978	708,459
Olympic Steel Inc.	274	4,743
Reliance Steel & Aluminum Co.	1,027	71,058
Ryerson Holding Corp.	325	1,807	(a)
Schnitzer Steel Industries Inc., Class A	782	14,420
Steel Dynamics Inc.	3,472	78,155
SunCoke Energy Inc.	1,974	12,831
TimkenSteel Corp.	1,207	10,984
United States Steel Corp.	2,076	33,320
Worthington Industries Inc.	2,044	72,848
		1,242,643
Systems Software—1.2%
A10 Networks Inc.	1,042	6,169	(a)
Barracuda Networks Inc.	248	3,819	(a)
CA Inc.	14,040	432,292
CommVault Systems Inc.	1,914	82,627	(a)
Fortinet Inc.	2,078	63,649	(a)
Gigamon Inc.	785	24,351	(a)

Imperva Inc.	831	41,965	(a)
Infoblox Inc.	1,779	30,421	(a)
Microsoft Corp.	372,680	20,583,116
Oracle Corp.	148,511	6,075,585
Progress Software Corp.	1,470	35,456	(a)
Proofpoint Inc.	1,148	61,739	(a)
Qualys Inc.	706	17,869	(a)
Rapid7 Inc.	214	2,797	(a)
Red Hat Inc.	8,567	638,327	(a)
Rovi Corp.	2,407	49,368	(a)
Symantec Corp.	30,755	565,277
The Rubicon Project Inc.	724	13,235	(a)
TubeMogul Inc.	471	6,095	(a)
Varonis Systems Inc.	278	5,073	(a)
VASCO Data Security International Inc.	889	13,691	(a)
		28,752,921
Technology Distributors—0.0% *
Agilysys Inc.	459	4,686	(a)
Anixter International Inc.	844	43,981	(a)
Arrow Electronics Inc.	1,299	83,669	(a)
Avnet Inc.	1,874	83,018
Electro Rent Corp.	508	4,704
ePlus Inc.	167	13,445	(a)
Ingram Micro Inc., Class A	2,118	76,057
Insight Enterprises Inc.	1,122	32,134	(a)
PC Connection Inc.	329	8,492
ScanSource Inc.	769	31,052	(a)
SYNNEX Corp.	1,257	116,386
Systemax Inc.	332	2,912	(a)
Tech Data Corp.	1,566	120,222	(a)
		620,758
Technology Hardware, Storage & Peripherals—1.5%
3D Systems Corp.	1,511	23,375	(a)
Apple Inc.	261,275	28,476,362
Avid Technology Inc.	1,000	6,760	(a)
CPI Card Group Inc.	518	4,268
Cray Inc.	1,190	49,873	(a)
Diebold Inc.	2,814	81,353
Eastman Kodak Co.	544	5,902	(a)
Electronics for Imaging Inc.	1,367	57,947	(a)
EMC Corp.	91,775	2,445,804
Hewlett Packard Enterprise Co.	81,091	1,437,744
HP Inc.	81,699	1,006,532
Imation Corp.	1,048	1,624	(a)
Immersion Corp.	829	6,848	(a)
Lexmark International Inc., Class A	879	29,385
NCR Corp.	1,769	52,946	(a)
NetApp Inc.	13,701	373,900
Nimble Storage Inc.	1,530	11,995	(a)
Pure Storage Inc., Class A	809	11,075	(a)
Quantum Corp.	6,700	4,087	(a)
SanDisk Corp.	9,405	715,533
Silicon Graphics International Corp.	1,077	7,668	(a)
Stratasys Ltd.	1,500	38,880	(a)
Super Micro Computer Inc.	1,070	36,466	(a)
Violin Memory Inc.	2,807	1,466	(a)
Western Digital Corp.	10,839	512,034
		35,399,827

Textiles—0.0% *
Culp Inc.	310	8,128
Unifi Inc.	447	10,241	(a)
		18,369
Thrifts & Mortgage Finance—0.0% *
Anchor BanCorp Wisconsin Inc.	235	10,589	(a)
Astoria Financial Corp.	2,623	41,548
Bank Mutual Corp.	1,376	10,416
BankFinancial Corp.	573	6,773
Bear State Financial Inc.	397	3,680	(a)
Beneficial Bancorp Inc.	2,413	33,034	(a)
BofI Holding Inc.	1,796	38,327	(a)
BSB Bancorp Inc.	242	5,438	(a)
Capitol Federal Financial Inc.	4,124	54,684
Charter Financial Corp.	467	6,304
Clifton Bancorp Inc.	776	11,733
Dime Community Bancshares Inc.	934	16,457
EverBank Financial Corp.	2,824	42,614
Federal Agricultural Mortgage Corp., Class C	298	11,244
First Defiance Financial Corp.	269	10,332
Flagstar Bancorp Inc.	615	13,198	(a)
Fox Chase Bancorp Inc.	315	6,086
Hingham Institution for Savings	39	4,645
HomeStreet Inc.	754	15,691	(a)
Impac Mortgage Holdings Inc.	270	3,745	(a)
Kearny Financial Corp.	2,720	33,592
LendingTree Inc.	188	18,383	(a)
Meridian Bancorp Inc.	1,596	22,216
Meta Financial Group Inc.	212	9,667
MGIC Investment Corp.	9,924	76,117	(a)
Nationstar Mortgage Holdings Inc.	1,053	10,425	(a)
New York Community Bancorp Inc.	6,941	110,362
NMI Holdings Inc., Class A	1,457	7,358	(a)
Northfield Bancorp Inc.	1,340	22,030
Northwest Bancshares Inc.	2,964	40,044
OceanFirst Financial Corp.	377	6,665
Ocwen Financial Corp.	3,068	7,578	(a)
Oritani Financial Corp.	1,255	21,297
PennyMac Financial Services Inc., Class A	456	5,363	(a)
PHH Corp.	1,227	15,387	(a)
Provident Financial Services Inc.	1,926	38,886
Radian Group Inc.	5,353	66,377
Stonegate Mortgage Corp.	425	2,440	(a)
Territorial Bancorp Inc.	233	6,072
TrustCo Bank Corp.	2,870	17,392
United Community Financial Corp.	1,361	7,989
United Financial Bancorp Inc.	1,475	18,570
Walker & Dunlop Inc.	758	18,397	(a)
Walter Investment Management Corp.	944	7,212	(a)
Washington Federal Inc.	4,104	92,956
Waterstone Financial Inc.	811	11,094
WSFS Financial Corp.	904	29,398
		1,069,805
Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,688	62,490
The Goodyear Tire & Rubber Co.	12,602	415,614
		478,104

Tobacco—0.6%
Altria Group Inc.	92,299	5,783,455
Philip Morris International Inc.	73,047	7,166,641
Reynolds American Inc.	38,844	1,954,242
Universal Corp.	661	37,551
Vector Group Ltd.	2,520	57,557
		14,999,446
Trading Companies & Distributors—0.1%
Aircastle Ltd.	1,823	40,543
Applied Industrial Technologies Inc.	1,172	50,865
Beacon Roofing Supply Inc.	1,450	59,464	(a)
BMC Stock Holdings Inc.	1,066	17,717	(a)
CAI International Inc.	531	5,129	(a)
DXP Enterprises Inc.	378	6,638	(a)
Fastenal Co.	13,576	665,224
GATX Corp.	602	28,595
H&E Equipment Services Inc.	937	16,426
Kaman Corp.	795	33,939
Lawson Products Inc.	174	3,407	(a)
MRC Global Inc.	2,944	38,684	(a)
MSC Industrial Direct Company Inc., Class A	687	52,425
Neff Corp., Class A	301	2,239	(a)
NOW Inc.	1,529	27,094	(a)
Rush Enterprises Inc., Class A	1,004	18,313	(a)
TAL International Group Inc.	1,006	15,533	(a)
Textainer Group Holdings Ltd.	663	9,839
Titan Machinery Inc.	539	6,231	(a)
United Rentals Inc.	4,351	270,589	(a)
Univar Inc.	1,148	19,723	(a)
Veritiv Corp.	255	9,501	(a)
Watsco Inc.	368	49,584
WW Grainger Inc.	2,708	632,128
		2,079,830
Trucking—0.0% *
ArcBest Corp.	733	15,825
Celadon Group Inc.	820	8,594
Covenant Transportation Group Inc., Class A	365	8,829	(a)
Heartland Express Inc.	1,392	25,822
JB Hunt Transport Services Inc.	4,243	357,430
Knight Transportation Inc.	1,826	47,750
Landstar System Inc.	606	39,154
Marten Transport Ltd.	709	13,272
Old Dominion Freight Line Inc.	979	68,158	(a)
PAM Transportation Services Inc.	92	2,834	(a)
Roadrunner Transportation Systems Inc.	854	10,641	(a)
Ryder System Inc.	2,527	163,699
Saia Inc.	721	20,296	(a)
Swift Transportation Co.	2,578	48,028	(a)
Universal Truckload Services Inc.	253	4,167
USA Truck Inc.	223	4,201	(a)
Werner Enterprises Inc.	1,948	52,908
YRC Worldwide Inc.	992	9,245	(a)
		900,853
Water Utilities—0.0% *
American States Water Co.	1,108	43,611
American Water Works Company Inc.	8,410	579,701
Aqua America Inc.	2,520	80,187
Artesian Resources Corp., Class A	241	6,738

California Water Service Group	1,394	37,248
Connecticut Water Service Inc.	310	13,981
Middlesex Water Co.	484	14,931
SJW Corp.	448	16,285
The York Water Co.	373	11,384
		804,066
Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	1,131	8,731	(a)
Leap Wireless International Inc.	1,991	5,017	(a,d)
NTELOS Holdings Corp.	505	4,646	(a)
Shenandoah Telecommunications Co.	1,406	37,611
Spok Holdings Inc.	580	10,156
Telephone & Data Systems Inc.	1,344	40,441
		106,602

Total Common Stock (Cost $665,333,453)		892,074,206

Rights—0.0% *
Apparel, Accessories & Luxury Goods—0.0% *
Vince Holding Corp.	476	126	(a,d)

Total Rights (Cost $0)		126

Warrant—0.0% *
Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(a,d,**)

Total Warrants (Cost $0)		—

Total Domestic Equity (Cost $665,333,453)		892,074,332

Foreign Equity—25.0%
Common Stock—24.8%
Advertising—0.1%
Cheil Worldwide Inc.	2,021	30,043
Dentsu Inc.	7,900	397,126
Hakuhodo DY Holdings Inc.	8,600	97,558
JCDecaux S.A.	2,402	105,300
Publicis Groupe S.A.	6,697	470,944
REA Group Ltd.	842	34,996
WPP PLC	46,038	1,076,592
		2,212,559
Aerospace & Defense—0.2%
Airbus Group SE	20,855	1,386,707
AviChina Industry & Technology Company Ltd., Class H	76,000	56,731
BAE Systems PLC	97,580	713,881
Bombardier Inc., Class B	51,880	52,945	(a)
CAE Inc.	8,733	101,411
Cobham PLC	43,606	136,067
Embraer S.A.	22,900	154,110
Finmeccanica S.p.A.	15,038	191,073	(a)
Korea Aerospace Industries Ltd.	1,660	94,641
Meggitt PLC	31,899	186,420
Rolls-Royce Holdings PLC	64,455	631,813	(a)
Safran S.A.	11,335	794,125
Singapore Technologies Engineering Ltd.	63,000	151,114
Thales S.A.	3,301	289,647
Zodiac Aerospace	6,235	125,121
		5,065,806

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	238,567
Kubota Corp.	37,000	505,810
		744,377
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	20,588
Charoen Pokphand Indonesia Tbk PT	289,500	78,379
Felda Global Ventures Holdings Bhd	47,900	18,539
Genting Plantations Bhd	8,500	24,401
Golden Agri-Resources Ltd.	218,900	66,649
IOI Corporation Bhd	127,900	149,815
Kuala Lumpur Kepong Bhd	18,200	111,957
Wilmar International Ltd.	66,200	165,180
		635,508
Air Freight & Logistics—0.1%
Bollore S.A.	31,468	122,424
Deutsche Post AG	32,236	897,058
Hyundai Glovis Company Ltd.	540	89,008
Royal Mail PLC	25,195	174,075
TNT Express N.V.	14,205	127,653
Yamato Holdings Company Ltd.	13,500	269,892
		1,680,110
Airlines—0.1%
Air China Ltd., Class H	70,000	49,635
AirAsia Bhd	48,500	22,749
ANA Holdings Inc.	46,000	129,780
Cathay Pacific Airways Ltd.	24,000	41,586
China Airlines Ltd.	104,000	37,161	(a)
China Southern Airlines Company Ltd., H Shares	52,000	32,850
Deutsche Lufthansa AG	12,521	202,681	(a)
easyJet PLC	5,802	126,673
Eva Airways Corp.	74,573	41,707	(a)
International Consolidated Airlines Group S.A.	28,978	231,483
Japan Airlines Company Ltd.	4,100	150,364
Korean Air Lines Company Ltd.	1,579	42,803	(a)
Latam Airlines Group S.A.	11,360	79,977	(a)
Qantas Airways Ltd.	38,838	121,596	(a)
Singapore Airlines Ltd.	19,000	161,132
Turk Hava Yollari AO	23,896	66,111	(a)
		1,538,288
Airport Services—0.1%
Aena S.A.	2,198	284,162	(a,e)
Aeroports de Paris	1,084	134,212
Airports of Thailand PCL NVDR	16,100	183,974
Auckland International Airport Ltd.	32,076	143,198
Beijing Capital International Airport Company Ltd., Class H	64,000	68,649
Fraport AG Frankfurt Airport Services Worldwide	1,434	87,115
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	96,019
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	113,845
Japan Airport Terminal Company Ltd.	1,400	49,824
Malaysia Airports Holdings Bhd	36,000	62,745
Sydney Airport	37,110	190,979
TAV Havalimanlari Holding AS	6,264	37,397
		1,452,119
Alternative Carriers—0.0% *
Iliad S.A.	975	251,267
Inmarsat PLC	16,632	235,346
Intelsat S.A.	874	2,203	(a)
		488,816

Aluminum—0.0% *
Alumina Ltd.	91,959	91,961
Aluminum Corporation of China Ltd., Class H	152,000	48,207	(a)
Hindalco Industries Ltd.	39,321	52,371
Norsk Hydro ASA	48,652	200,402
		392,941
Apparel Retail—0.1%
ABC-Mart Inc.	1,000	64,149
Fast Retailing Company Ltd.	1,900	608,906
Hennes & Mauritz AB, Class B	30,962	1,033,887
Industria de Diseno Textil S.A.	38,762	1,305,923
Mr Price Group Ltd.	8,676	104,663
Shimamura Company Ltd.	800	100,004
The Foschini Group Ltd.	7,720	74,240
Truworths International Ltd.	16,087	107,429
		3,399,201
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,377	865,866
Burberry Group PLC	16,413	322,009
Christian Dior SE	1,807	328,231
Cie Financiere Richemont S.A.	18,543	1,230,520
Gildan Activewear Inc.	9,242	282,951
Hermes International	887	312,786
HUGO BOSS AG	2,221	145,883
Kering	2,601	465,640
Li & Fung Ltd.	228,000	135,215
LPP S.A.	33	48,765
Luxottica Group S.p.A.	6,436	355,706
LVMH Moet Hennessy Louis Vuitton SE	9,766	1,674,892
Michael Kors Holdings Ltd.	8,337	474,876	(a)
Pandora A/S	3,837	503,251
Shenzhou International Group Holdings Ltd.	16,000	87,152
The Swatch Group AG	1,077	374,614
The Swatch Group AG	1,612	108,993
		7,717,350
Application Software—0.2%
Constellation Software Inc.	811	333,435
Dassault Systemes	5,024	399,211
Gemalto N.V.	3,114	230,550
Globant S.A.	457	14,103	(a)
NICE-Systems Ltd.	2,227	146,018
Open Text Corp.	4,812	250,301
SAP SE	34,780	2,817,946
Sapiens International Corporation N.V.	661	7,919
The Sage Group PLC	37,466	338,716
		4,538,199
Asset Management & Custody Banks—0.1%
3i Group PLC	31,087	203,926
Aberdeen Asset Management PLC	38,224	152,402
Brait SE	12,888	146,335	(a)
CETIP SA - Mercados Organizados	8,013	90,779
China Cinda Asset Management Company Ltd., Class H	422,000	147,439
CI Financial Corp.	7,514	166,726
Coronation Fund Managers Ltd.	10,031	50,060
Hargreaves Lansdown PLC	9,137	176,502
IGM Financial Inc.	4,620	139,730
Julius Baer Group Ltd.	7,628	328,968	(a)

Mirae Asset Securities Company Ltd.	3,222	65,787
OM Asset Management PLC	753	10,053
Partners Group Holding AG	704	284,129
SBI Holdings Inc.	7,800	79,322
Schroders PLC	4,311	166,244
		2,208,402
Auto Parts & Equipment—0.3%
Aisin Seiki Company Ltd.	6,300	237,662
Bharat Forge Ltd.	4,436	58,415
Bosch Ltd.	136	42,891
Continental AG	4,035	919,617
Delphi Automotive PLC	13,126	984,712
Denso Corp.	16,400	660,115
GKN PLC	61,788	256,477
Hanon Systems	6,000	48,269
Hyundai Mobis Company Ltd.	2,290	498,610
Hyundai Wia Corp.	332	30,483
Koito Manufacturing Company Ltd.	4,000	181,503
Magna International Inc.	14,972	646,246
Motherson Sumi Systems Ltd.	6,492	25,783
NGK Spark Plug Company Ltd.	7,000	134,152
NHK Spring Company Ltd.	6,000	57,494
NOK Corp.	4,000	68,401
Stanley Electric Company Ltd.	5,300	120,010
Sumitomo Electric Industries Ltd.	29,300	356,881
Toyoda Gosei Company Ltd.	2,500	48,312
Toyota Industries Corp.	5,600	252,111
Valeo S.A.	2,941	458,474
		6,086,618
Automobile Manufacturers—0.7%
Astra International Tbk PT	702,900	384,316
Bayerische Motoren Werke AG	11,738	1,079,447
Brilliance China Automotive Holdings Ltd.	122,000	126,301
Byd Company Ltd., Class H	19,500	111,873	(a)
Chongqing Changan Automobile Company Ltd., Class B	30,000	56,198
Daihatsu Motor Company Ltd.	8,000	112,888
Daimler AG	33,203	2,549,045
Dongfeng Motor Group Company Ltd., Class H	114,000	142,122
Ferrari N.V.	3,488	145,078	(a)
Fiat Chrysler Automobiles N.V.	34,881	282,216
Ford Otomotiv Sanayi AS	2,547	33,596
Fuji Heavy Industries Ltd.	20,700	732,083
Geely Automobile Holdings Ltd.	250,000	123,122
Great Wall Motor Company Ltd., Class H	124,500	101,121
Guangzhou Automobile Group Company Ltd., Class H	82,000	85,102
Honda Motor Company Ltd.	52,800	1,449,716
Hyundai Motor Co.	5,731	764,234
Isuzu Motors Ltd.	18,600	192,297
Kia Motors Corp.	9,879	417,240
Mahindra & Mahindra Ltd.	11,419	208,473
Maruti Suzuki India Ltd.	1,900	106,451
Mazda Motor Corp.	19,100	296,794
Mitsubishi Motors Corp.	21,900	164,257
Nissan Motor Company Ltd.	84,300	781,160
Peugeot S.A.	15,358	263,568	(a)
Renault S.A.	6,843	680,916
Suzuki Motor Corp.	13,900	372,373

Tata Motors Ltd.	33,690	197,747	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	37,249
Toyota Motor Corp.	92,800	4,914,325
UMW Holdings Bhd	21,300	37,506
Volkswagen AG	1,146	166,571
Yulon Motor Company Ltd.	32,000	31,071
		17,146,456
Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	98,993
USS Company Ltd.	7,800	124,778
		223,771
Biotechnology—0.1%
Actelion Ltd.	3,785	567,957	(a)
Affimed N.V.	475	1,776	(a)
Axovant Sciences Ltd.	395	4,535	(a)
Celltrion Inc.	2,688	258,082	(a)
CSL Ltd.	16,291	1,271,231
Grifols S.A.	11,634	259,450
Prothena Corporation PLC	981	40,378	(a)
XBiotech Inc.	125	1,181	(a)
		2,404,590
Brewers—0.4%
AMBEV S.A.	157,700	837,448
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	63,329
Anheuser-Busch InBev S.A.	28,130	3,502,069
Asahi Group Holdings Ltd.	10,100	315,145
Carlsberg A/S, Class B	3,979	379,767
China Resources Beer Holdings Company Ltd.	48,000	88,493
Cia Cervecerias Unidas S.A.	3,906	44,207
Heineken Holding N.V.	3,184	248,831
Heineken N.V.	8,491	770,687
Kirin Holdings Company Ltd.	27,900	391,710
SABMiller PLC	33,144	2,027,468
Tsingtao Brewery Company Ltd., Class H	14,000	53,155
United Breweries Ltd.	2,416	30,206
		8,752,515
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	23,451
BEC World PCL NVDR	35,500	28,507
Central European Media Enterprises Ltd., Class A	2,083	5,312	(a)
Global Mediacom Tbk PT	224,500	20,401
Grupo Televisa SAB	84,024	465,674
ITV PLC	140,604	487,441
Media Nusantara Citra Tbk PT	154,000	25,318
ProSiebenSat.1 Media SE	7,909	407,239
RTL Group S.A.	1,661	140,900	(a)
Zee Entertainment Enterprises Ltd.	20,876	122,029
		1,726,272
Building Products—0.1%
Allegion PLC	4,451	283,573
Asahi Glass Company Ltd.	30,000	164,420
Assa Abloy AB, Class B	36,021	711,827
Cie de Saint-Gobain	15,695	692,696
Daikin Industries Ltd.	8,500	636,167
Geberit AG	1,262	473,489
KCC Corp.	194	70,570
LIXIL Group Corp.	10,400	212,358
TOTO Ltd.	6,000	187,375
		3,432,475

Cable & Satellite—0.2%
Altice N.V. Class A	15,310	273,213	(a)
Altice N.V. Class B	3,572	64,456	(a)
Cyfrowy Polsat S.A.	6,693	43,644	(a)
Eutelsat Communications S.A.	5,802	187,705
Kabel Deutschland Holding AG	637	71,501
Naspers Ltd., Class N	14,264	1,998,783
Numericable-SFR S.A.	3,660	154,276
SES S.A.	9,706	284,641
Shaw Communications Inc., Class B	15,097	292,848
Sky PLC	40,134	590,690
Telenet Group Holding N.V.	1,897	96,165	(a)
		4,057,922
Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	10,992	87,093
Berjaya Sports Toto Bhd	26,072	21,117
Crown Resorts Ltd.	12,361	118,478
Galaxy Entertainment Group Ltd.	82,000	307,108
Genting Bhd	88,600	222,550
Genting Malaysia Bhd	109,600	127,537
Genting Singapore PLC	165,000	102,313
Kangwon Land Inc.	4,050	144,845
MGM China Holdings Ltd.	39,200	59,736
OPAP S.A.	10,054	70,804
Paddy Power Betfair PLC	2,000	279,418
Sands China Ltd.	89,600	364,451
SJM Holdings Ltd.	82,000	58,250
Tabcorp Holdings Ltd.	30,325	99,842
Tatts Group Ltd.	55,779	162,192
William Hill PLC	36,050	169,434
Wynn Macau Ltd.	66,400	102,726	(a)
		2,497,894
Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	26,194
Banpu PCL NVDR	38,000	18,039
Cameco Corp.	14,809	190,859
China Coal Energy Company Ltd., Class H	196,000	81,113
China Shenhua Energy Company Ltd.	133,500	210,322
Coal India Ltd.	18,723	82,571
Energy Fuels Inc.	1,324	2,926	(a)
Exxaro Resources Ltd.	4,703	23,022
Uranium Energy Corp.	2,852	2,133	(a)
Yanzhou Coal Mining Company Ltd., Class H	102,000	52,995
		690,174
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	204,635
Toppan Printing Company Ltd.	21,000	176,378
		381,013
Commodity Chemicals—0.2%
Asahi Kasei Corp.	46,000	311,414
Formosa Chemicals & Fibre Corp.	113,540	282,933
Formosa Plastics Corp.	150,960	374,304
Hanwha Chemical Corp.	3,760	82,032
Hyosung Corp.	768	96,705
Indorama Ventures PCL NVDR	55,500	35,969
Kaneka Corp.	8,000	68,615
Kumho Petrochemical Company Ltd.	572	29,110
Kuraray Company Ltd.	14,900	182,414

LG Chem Ltd.	1,683	481,972
Lotte Chemical Corp.	682	203,658
Methanex Corp.	3,627	117,044
Mexichem SAB de C.V.	41,600	102,679
Mitsui Chemicals Inc.	34,000	113,439
Nan Ya Plastics Corp.	182,850	384,062
Orica Ltd.	15,476	182,979
Petronas Chemicals Group Bhd	112,500	193,483
PTT Global Chemical PCL NVDR	62,900	108,171
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	65,360	(a)
Synthos S.A.	17,899	18,467
Teijin Ltd.	19,000	66,266
Toray Industries Inc.	52,000	443,778
		3,944,854
Communications Equipment—0.1%
ARRIS International PLC	2,561	58,698	(a)
Nokia Oyj	188,608	1,123,001
Telefonaktiebolaget LM Ericsson, Class B	105,028	1,053,299
ZTE Corp., Class H	29,280	53,452	(d)
		2,288,450
Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	29,880	183,081
GOME Electrical Appliances Holding Ltd.	456,000	65,256
Yamada Denki Company Ltd.	36,800	174,186
		422,523
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	6,864	204,855
Arabtec Holding PJSC	92,375	41,246	(a)
Boskalis Westminster	2,811	110,657
Bouygues S.A.	6,436	262,929
China Communications Construction Company Ltd., Class H	166,000	198,176
China Railway Construction Corporation Ltd., Class H	73,500	87,462
China Railway Group Ltd., Class H	149,000	112,760
China State Construction International Holdings Ltd.	66,000	98,363
CIMIC Group Ltd.	4,164	111,342
Daelim Industrial Company Ltd.	460	36,563
Daewoo Engineering & Construction Company Ltd.	5,220	28,665	(a)
Ferrovial S.A.	16,467	354,377
Gamuda Bhd	63,600	80,203
GS Engineering & Construction Corp.	2,019	48,198	(a)
Hyundai Development Co-Engineering & Construction	2,420	97,236
Hyundai Engineering & Construction Company Ltd.	1,499	55,249
IJM Corporation Bhd	83,000	75,097
JGC Corp.	8,000	119,934
Kajima Corp.	27,000	169,598
Larsen & Toubro Ltd.	13,482	249,393
Obayashi Corp.	21,000	207,394
Shimizu Corp.	23,000	195,222
Skanska AB, Class B	12,464	284,898
SNC-Lavalin Group Inc.	6,167	226,235
Taisei Corp.	43,000	284,639
Vinci S.A.	17,265	1,288,079
		5,028,770
Construction Machinery & Heavy Trucks—0.1%
Alstom S.A.	9,100	232,960	(a)
CRRC Corporation Ltd., Class H	164,950	165,874
Eicher Motors Ltd.	567	164,391
Hino Motors Ltd.	10,000	108,279

Hitachi Construction Machinery Company Ltd.	4,100	65,223
Hyundai Heavy Industries Company Ltd.	1,548	144,161	(a)
Komatsu Ltd.	31,700	540,391
Samsung Heavy Industries Company Ltd.	3,107	30,021	(a)
SembCorp Marine Ltd.	38,000	46,562
United Tractors Tbk PT	63,000	72,692
Volvo AB, Class B	50,731	557,580
Weichai Power Company Ltd., Class H	36,000	40,147
Yangzijiang Shipbuilding Holdings Ltd.	82,000	59,676
		2,227,957
Construction Materials—0.2%
ACC Ltd.	1,972	41,035
Ambuja Cements Ltd.	22,724	79,953
Anhui Conch Cement Company Ltd., Class H	52,000	139,443
Asia Cement Corp.	78,030	71,280
Boral Ltd.	33,016	156,957
Cementos Argos S.A.	13,625	52,717
Cemex SAB de C.V.	457,760	335,218	(a)
China National Building Material Company Ltd., Class H	126,000	58,480
CRH PLC	28,530	807,257
Fletcher Building Ltd.	25,315	138,676
Grupo Argos S.A.	11,233	75,030
HeidelbergCement AG	5,149	441,533
Imerys S.A.	1,254	87,583
Indocement Tunggal Prakarsa Tbk PT	55,500	82,559
James Hardie Industries PLC	17,203	236,349
Lafarge Malaysia Bhd	13,800	31,834
LafargeHolcim Ltd.	14,133	667,504	(a)
Semen Indonesia Persero Tbk PT	110,500	84,792
Taiheiyo Cement Corp.	47,000	108,305
Taiwan Cement Corp.	134,000	131,152
The Siam Cement PCL	7,500	99,773
The Siam Cement PCL NVDR	8,400	111,268
Titan Cement Company S.A.	1,510	32,504
Ultratech Cement Ltd.	1,319	64,427
		4,135,629
Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	167,706
Garmin Ltd.	5,431	217,023
LG Electronics Inc.	4,419	238,029
Nikon Corp.	13,600	208,365
Panasonic Corp.	79,000	726,425
Sony Corp.	43,100	1,109,376
		2,666,924
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	80,715	(a)
AEON Financial Service Company Ltd.	2,900	68,530
Credit Saison Company Ltd.	6,100	106,321
Gentera SAB de C.V.	41,300	82,177
Mahindra & Mahindra Financial Services Ltd.	10,172	38,862
Provident Financial PLC	5,000	213,080
Samsung Card Company Ltd.	1,450	47,737
Shriram Transport Finance Company Ltd.	4,730	68,497
		705,919

Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	16,587	712,406
Cielo S.A.	30,212	298,113
Computershare Ltd.	18,369	138,195
EVERTEC Inc.	1,892	26,450
Travelport Worldwide Ltd.	3,048	41,636
		1,216,800
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	82,187
Hyundai Department Store Company Ltd.	375	45,088
Isetan Mitsukoshi Holdings Ltd.	14,800	173,157
J Front Retailing Company Ltd.	9,000	119,551
Lojas Renner S.A.	26,500	155,456
Lotte Shopping Company Ltd.	446	97,889
Marks & Spencer Group PLC	62,283	363,628
Marui Group Company Ltd.	8,400	120,550
Matahari Department Store Tbk PT	50,000	69,193
Next PLC	4,852	376,584
SACI Falabella	27,761	193,787
Shinsegae Company Ltd.	309	54,850
Takashimaya Company Ltd.	10,000	83,723
Woolworths Holdings Ltd.	35,874	218,712
		2,154,355
Distillers & Vintners—0.2%
Diageo PLC	83,973	2,270,865
Pernod Ricard S.A.	7,175	801,275
Remy Cointreau S.A.	964	73,294
Treasury Wine Estates Ltd.	23,696	175,719
United Spirits Ltd.	3,069	115,906	(a)
		3,437,059
Distributors—0.0% *
Imperial Holdings Ltd.	6,577	67,255
Jardine Cycle & Carriage Ltd.	4,444	132,105
		199,360
Diversified Banks—3.1%
Abu Dhabi Commercial Bank PJSC	90,716	165,477
Agricultural Bank of China Ltd., Class H	811,000	291,713
Akbank TAS	81,386	231,813
Alior Bank S.A.	980	17,104	(a)
Alliance Financial Group Bhd	47,100	50,100
Alpha Bank AE	47,969	107,140	(a)
AMMB Holdings Bhd	71,600	84,419
Aozora Bank Ltd.	41,000	143,360
Australia & New Zealand Banking Group Ltd.	99,346	1,792,857
Banco Bilbao Vizcaya Argentaria S.A.	223,545	1,488,196
Banco Bradesco S.A.	11,168	94,789
Banco Comercial Portugues S.A., Class R	1,000,000	40,682	(a)
Banco de Chile	910,255	98,257
Banco de Credito e Inversiones	1,093	44,241
Banco de Sabadell S.A.	175,044	315,564
Banco do Brasil S.A.	29,600	165,122
Banco Latinoamericano de Comercio Exterior S.A., Class E	865	20,950
Banco Popolare SC	10,958	75,485	(a)
Banco Popular Espanol S.A.	71,746	186,981
Banco Santander Brasil S.A.	26,200	125,308
Banco Santander Chile	2,798,504	136,022
Banco Santander S.A.	487,018	2,149,999
Bangkok Bank PCL	12,800	66,219

Bangkok Bank PCL NVDR	20,100	102,843
Bank Central Asia Tbk PT	439,500	440,826
Bank Danamon Indonesia Tbk PT	138,000	39,547
Bank Handlowy w Warszawie S.A.	1,235	30,030
Bank Hapoalim BM	44,492	230,774
Bank Leumi Le-Israel BM	47,822	171,597	(a)
Bank Mandiri Persero Tbk PT	411,500	319,642
Bank Millennium S.A.	17,468	27,362	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	115,490
Bank of China Ltd., Class H	2,805,000	1,164,448
Bank of Communications Company Ltd., Class H	367,000	241,306
Bank of Ireland	888,173	258,090	(a)
Bank of Montreal	23,316	1,421,727
Bank of the Philippine Islands	28,542	53,929
Bank Pekao S.A.	5,497	243,251
Bank Rakyat Indonesia Persero Tbk PT	435,600	375,319
Bank Zachodni WBK S.A.	987	81,386	(a)
Bankia S.A.	187,778	177,605
Bankinter S.A.	21,316	150,845
Barclays Africa Group Ltd.	16,356	166,351
Barclays PLC	589,520	1,270,976
BDO Unibank Inc.	56,200	124,862
BNP Paribas S.A.	35,758	1,802,286
BOC Hong Kong Holdings Ltd.	134,000	399,933
CaixaBank S.A.	1,283	3,797	(a,d)
CaixaBank S.A.	80,853	239,277
Canadian Imperial Bank of Commerce	14,447	1,083,651
Chang Hwa Commercial Bank Ltd.	206,699	105,970
China CITIC Bank Corporation Ltd., Class H	336,000	206,195	(a)
China Construction Bank Corp., Class H	2,906,000	1,858,269
China Development Financial Holding Corp.	406,000	108,489
China Merchants Bank Company Ltd., Class H	159,731	335,667
China Minsheng Banking Corporation Ltd., Class H	244,200	227,623
CIMB Group Holdings Bhd	185,400	230,473
Commercial International Bank Egypt SAE	34,995	151,449
Commerzbank AG	36,239	315,544	(a)
Commonwealth Bank of Australia	59,485	3,428,251
Corpbanca S.A.	5,524,790	50,601
Credicorp Ltd.	1,351	176,994
Credit Agricole S.A.	35,241	382,232
CTBC Financial Holding Company Ltd.	556,168	293,775
Danske Bank A/S	24,270	686,752
DBS Group Holdings Ltd.	59,000	673,860
DNB ASA	35,006	414,126
Doha Bank QSC	4,274	43,604
Dubai Islamic Bank PJSC	56,399	91,055
E.Sun Financial Holding Company Ltd.	205,336	114,841
Erste Group Bank AG	9,534	268,353	(a)
Eurobank Ergasias S.A.	2,173	1,929	(a)
First Financial Holding Company Ltd.	279,733	138,198
First Gulf Bank PJSC	25,788	82,496
Grupo Financiero Banorte SAB de C.V., Class O	84,000	479,902
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	191,083
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	125,958
Hana Financial Group Inc.	9,676	209,833
Hang Seng Bank Ltd.	26,000	460,566
Hong Leong Bank Bhd	22,500	77,855
Hong Leong Financial Group Bhd	8,200	32,619

HSBC Holdings PLC	678,824	4,233,448
Hua Nan Financial Holdings Company Ltd.	232,007	115,340
ICICI Bank Ltd.	47,185	167,371
Industrial & Commercial Bank of China Ltd., Class H	2,536,000	1,422,230
Industrial Bank of Korea	11,906	127,535
ING Groep N.V.	136,627	1,655,020
Intesa Sanpaolo S.p.A.	474,381	1,315,774
Intesa Sanpaolo S.p.A.	18,145	47,268
Japan Post Bank Company Ltd.	14,500	178,678
Kasikornbank PCL	38,000	189,028
Kasikornbank PCL NVDR	25,000	122,939
KB Financial Group Inc.	15,020	418,317
KBC Groep N.V.	9,441	487,736
Komercni Banka AS	473	104,619
Krung Thai Bank PCL NVDR	138,400	73,567
Lloyds Banking Group PLC	2,012,402	1,967,428
Malayan Banking Bhd	125,000	288,991
Masraf Al Rayan QSC	18,301	179,422
mBank S.A.	587	53,623	(a)
Mega Financial Holding Company Ltd.	315,192	224,270
Metropolitan Bank & Trust Co.	17,411	31,177
Mitsubishi UFJ Financial Group Inc.	436,600	2,025,774
Mizrahi Tefahot Bank Ltd.	4,951	58,037
Mizuho Financial Group Inc.	811,200	1,213,245
National Australia Bank Ltd.	90,066	1,817,992
National Bank of Abu Dhabi PJSC	25,568	60,840
National Bank of Canada	10,963	360,136
National Bank of Greece S.A.	1,560	444	(a)
Natixis S.A.	35,140	173,270
Nedbank Group Ltd.	9,395	124,081
Nordea Bank AB	105,887	1,018,810
OTP Bank PLC	8,571	215,312
Oversea-Chinese Banking Corporation Ltd.	96,075	630,702
Piraeus Bank S.A.	840	217	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	266,475	(a)
Public Bank Bhd	81,840	393,940
Qatar Islamic Bank SAQ	3,300	93,887
Qatar National Bank SAQ	7,544	291,700
Raiffeisen Bank International AG	5,172	78,475	(a)
RHB Capital Bhd	26,700	40,377
Royal Bank of Canada	52,208	3,020,391
Royal Bank of Scotland Group PLC	116,212	371,979	(a)
Sberbank of Russia PJSC ADR	88,322	614,721
Shinhan Financial Group Company Ltd.	14,787	523,674
SinoPac Financial Holdings Company Ltd.	308,987	95,526
Skandinaviska Enskilda Banken AB, Class A	46,511	444,932
Societe Generale S.A.	25,554	945,820
Standard Bank Group Ltd.	39,937	359,726
Standard Chartered PLC	113,293	769,482
State Bank of India	58,990	172,812
Sumitomo Mitsui Financial Group Inc.	43,600	1,323,575
Sumitomo Mitsui Trust Holdings Inc.	105,000	307,914
Svenska Handelsbanken AB, Class A	50,030	637,510
Swedbank AB, Class A	28,962	624,848
Taishin Financial Holding Company Ltd.	250,884	88,477
Taiwan Business Bank	155,514	41,217	(a)
Taiwan Cooperative Financial Holding Company Ltd.	262,862	117,612
The Bank of East Asia Ltd.	40,000	149,293

The Bank of Nova Scotia	41,301	2,026,653
The Commercial Bank QSC	3,901	44,619
The Siam Commercial Bank PCL NVDR	60,100	240,878
The Toronto-Dominion Bank	64,158	2,780,701
TMB Bank PCL NVDR	250,000	17,908
Turkiye Garanti Bankasi AS	68,113	199,329
Turkiye Halk Bankasi AS	25,730	95,675
Turkiye Is Bankasi, Class C	68,731	113,750
Turkiye Vakiflar Bankasi Tao, Class D	28,976	48,470
UniCredit S.p.A.	173,837	627,964
Unione di Banche Italiane SpA	32,708	121,210
United Overseas Bank Ltd.	43,400	608,167
VTB Bank PJSC GDR	85,999	190,574
Westpac Banking Corp.	116,114	2,710,882
Woori Bank	20,363	168,445
Yapi ve Kredi Bankasi AS	34,531	50,894	(a)
		73,516,633
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	75,188
Credit Suisse Group AG	63,438	901,573	(a)
Deutsche Bank AG	48,427	825,016
Investec Ltd.	5,853	43,738
Investec PLC	16,614	122,382
UBS Group AG	131,540	2,127,661
		4,095,558
Diversified Chemicals—0.2%
Arkema S.A.	2,771	208,345
BASF SE	30,188	2,280,770
Incitec Pivot Ltd.	61,205	150,191
Lanxess AG	3,347	161,106
Mitsubishi Chemical Holdings Corp.	45,800	239,401
Mitsubishi Gas Chemical Company Inc.	14,000	75,484
OCI Company Ltd.	643	59,599	(a)
Solvay S.A.	2,328	233,851
Sumitomo Chemical Company Ltd.	50,000	226,434
		3,635,181
Diversified Metals & Mining—0.3%
Anglo American PLC	47,262	375,040
Antofagasta PLC	12,579	84,867
BHP Billiton Ltd.	103,238	1,338,950
BHP Billiton PLC	69,238	779,010
Boliden AB	11,175	179,066
Ferroglobe PLC	1,965	17,312
First Quantum Minerals Ltd.	21,644	114,457
Glencore PLC	425,419	961,818
Grupo Mexico SAB de C.V., Class B	123,900	301,332
Iluka Resources Ltd.	14,236	71,839
Jiangxi Copper Company Ltd., Class H	61,000	73,374
KGHM Polska Miedz S.A.	5,917	120,982
Korea Zinc Company Ltd.	341	143,574
Mitsubishi Materials Corp.	47,000	132,977
MMC Norilsk Nickel PJSC ADR	20,445	264,967
Rio Tinto Ltd.	14,392	472,623
Rio Tinto PLC	45,594	1,281,483
South32 Ltd.	188,208	212,101	(a)
Sumitomo Metal Mining Company Ltd.	13,000	129,254
Teck Resources Ltd., Class B	23,453	178,602
Turquoise Hill Resources Ltd.	29,112	74,724	(a)
Vedanta Ltd.	42,022	57,364
		7,365,716

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	88,899
Ayala Land Inc.	254,600	194,910
Barwa Real Estate Co.	6,158	61,218
Brookfield Asset Management Inc., Class A	32,239	1,125,854
CapitaLand Ltd.	75,000	170,986
City Developments Ltd.	16,000	97,074
Daito Trust Construction Company Ltd.	2,900	412,314
Daiwa House Industry Company Ltd.	21,800	614,074
Ezdan Holding Group QSC	23,752	118,714
Hang Lung Properties Ltd.	80,000	153,058
Henderson Land Development Company Ltd.	42,108	258,135
Kerry Properties Ltd.	29,500	81,389
LendLease Group	22,555	240,650
Mitsubishi Estate Company Ltd.	45,000	836,981
Mitsui Fudosan Company Ltd.	33,000	824,450
New World Development Company Ltd.	194,666	185,718
Nomura Real Estate Holdings Inc.	5,000	92,531
Sumitomo Realty & Development Company Ltd.	12,000	351,688
Sun Hung Kai Properties Ltd.	67,000	818,437
Swire Pacific Ltd., Class A	21,000	226,202
The Wharf Holdings Ltd.	48,000	262,385
Tokyo Tatemono Company Ltd.	8,500	106,028
Tokyu Fudosan Holdings Corp.	18,000	122,354
UOL Group Ltd.	18,000	80,202
Wheelock & Company Ltd.	38,000	169,753
		7,694,004
Diversified REITs—0.1%
Fibra Uno Administracion S.A. de C.V.	80,100	187,844
Fonciere Des Regions	1,009	95,492
Gecina S.A.	1,411	194,557
Growthpoint Properties Ltd.	102,849	171,811
H&R Real Estate Investment Trust	5,097	82,714
ICADE	1,137	87,224
Land Securities Group PLC	28,796	455,687
Mirvac Group	147,961	220,240
Redefine Properties Ltd.	110,314	89,853
Stockland	93,768	307,999
Suntec Real Estate Investment Trust	115,500	143,667
The GPT Group	73,340	282,084
United Urban Investment Corp.	89	144,038
		2,463,210
Diversified Support Services—0.1%
Aggreko PLC	10,107	156,454
Babcock International Group PLC	10,408	142,040
Brambles Ltd.	56,709	528,715
Edenred	7,377	143,498
ISS A/S	5,324	214,085
KEPCO Plant Service & Engineering Company Ltd.	1,248	69,952
		1,254,744
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	108,996
Education Services—0.0% *
Benesse Holdings Inc.	3,000	86,481
Estacio Participacoes S.A.	12,700	42,357
Kroton Educacional S.A.	39,716	128,651
		257,489

Electric Utilities—0.4%
AusNet Services	62,633	71,789
CEZ AS	6,598	116,554
Cheung Kong Infrastructure Holdings Ltd.	22,000	215,276
Chubu Electric Power Company Inc.	22,600	315,992
CLP Holdings Ltd.	68,000	615,867
Contact Energy Ltd.	14,241	49,438
CPFL Energia S.A.	9,493	52,501	(a)
EDP - Energias de Portugal S.A.	80,877	288,103
EDP - Energias do Brasil S.A.	9,400	33,420
Electricite de France S.A.	8,515	95,713
Endesa S.A.	9,132	175,556
Enea S.A.	3,755	12,026
Enel S.p.A.	237,433	1,054,670
Enersis Americas S.A.	730,486	202,646
Fortis Inc.	8,347	262,713
Fortum Oyj	11,864	179,946
Hokuriku Electric Power Co.	6,200	87,874
Iberdrola S.A.	192,002	1,282,363
Interconexion Electrica S.A. ESP	12,838	36,976
Korea Electric Power Corp.	8,344	439,235
Kyushu Electric Power Company Inc.	17,100	162,944	(a)
PGE Polska Grupa Energetyczna S.A.	27,532	103,414
Power Assets Holdings Ltd.	49,500	506,707
Red Electrica Corp S.A.	4,215	366,485
RusHydro PJSC ADR	52,229	52,490
Shikoku Electric Power Company Inc.	6,300	84,583
SSE PLC	31,774	681,378
Tata Power Company Ltd.	40,698	39,916
Tauron Polska Energia S.A.	37,527	30,349
Tenaga Nasional Bhd	121,800	435,189
Terna Rete Elettrica Nazionale S.p.A.	57,316	327,552
The Chugoku Electric Power Company Inc.	11,800	159,580
The Kansai Electric Power Company Inc.	27,000	239,431	(a)
Tohoku Electric Power Company Inc.	17,000	219,618
Tokyo Electric Power Company Inc.	54,100	297,948	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	13,096
		9,309,338
Electrical Components & Equipment—0.2%
ABB Ltd.	73,811	1,444,388	(a)
Fuji Electric Company Ltd.	21,000	72,681
Legrand S.A.	9,580	537,602
Mabuchi Motor Company Ltd.	1,800	83,918
Nidec Corp.	7,900	541,286
OSRAM Licht AG	3,806	196,494
Prysmian S.p.A.	7,493	170,005
Schneider Electric SE	19,547	1,237,142
Teco Electric and Machinery Company Ltd.	64,000	52,200
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	99,065
		4,434,781
Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	101,246
AU Optronics Corp.	313,000	94,044
Delta Electronics Inc.	75,000	330,910
Hamamatsu Photonics KK	5,200	143,654
Hirose Electric Company Ltd.	1,200	132,497
Innolux Corp.	289,212	101,095
Kyocera Corp.	10,500	463,086

Largan Precision Company Ltd.	4,000	310,092
LG Display Company Ltd.	7,752	180,311
LG Innotek Company Ltd.	512	35,503
Murata Manufacturing Company Ltd.	7,100	857,218
Nippon Electric Glass Company Ltd.	14,000	71,747
Omron Corp.	8,000	238,445
Samsung Electro-Mechanics Company Ltd.	1,559	80,158
Samsung SDI Company Ltd.	1,803	156,083
Simplo Technology Company Ltd.	11,000	39,476
TDK Corp.	5,100	283,598
Yaskawa Electric Corp.	8,000	92,460
Zhen Ding Technology Holding Ltd.	7,350	16,443
		3,728,066
Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	8,400	47,682
Hexagon AB, Class B	9,951	387,891
Hitachi High-Technologies Corp.	2,400	67,690
Hitachi Ltd.	156,000	730,900
Ingenico Group S.A.	1,804	207,528
Keyence Corp.	1,600	873,918
Shimadzu Corp.	9,000	141,332
Yokogawa Electric Corp.	9,000	93,127
		2,550,068
Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	30,000	229,548
Fabrinet	1,033	33,418	(a)
Hon Hai Precision Industry Company Ltd.	485,040	1,278,007
TE Connectivity Ltd.	17,497	1,083,414
		2,624,387
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	98,590
Park24 Company Ltd.	3,100	86,881
		185,471
Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	5,022	445,222
Grupa Azoty S.A.	816	21,113	(a)
Israel Chemicals Ltd.	18,673	81,209
K+S AG	6,950	162,872
OCI N.V.	3,493	68,504	(a)
Potash Corporation of Saskatchewan Inc.	29,382	502,251
Syngenta AG	3,309	1,382,133
Taiwan Fertilizer Company Ltd.	28,000	42,325
UPL Ltd.	8,010	57,817
Yara International ASA	7,581	285,413
		3,048,859
Food Distributors—0.0% *
The Spar Group Ltd.	6,247	84,522
Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	15,069	673,384
BIM Birlesik Magazalar AS	7,874	170,724
Casino Guichard Perrachon S.A.	2,125	121,997
Colruyt S.A.	2,817	164,358
CP ALL PCL NVDR	164,800	214,315
Delhaize Group	3,869	404,518
Empire Company Ltd., Class A	3,981	69,251
Eurocash S.A.	2,510	35,979
FamilyMart Company Ltd.	2,200	114,507
George Weston Ltd.	1,978	177,820

ICA Gruppen AB	2,095	69,414
J Sainsbury PLC	48,231	191,538
Jeronimo Martins SGPS S.A.	14,851	243,359
Koninklijke Ahold N.V.	30,440	685,780
Lawson Inc.	1,900	159,242
Loblaw Companies Ltd.	6,400	359,819
Magnit PJSC GDR	9,333	372,853
Metro Inc.	8,754	304,964
Pick n Pay Stores Ltd.	9,438	45,072
President Chain Store Corp.	21,000	153,011
Seven & I Holdings Company Ltd.	26,100	1,112,783
Shoprite Holdings Ltd.	16,646	196,497
Tesco PLC	283,611	781,842	(a)
WM Morrison Supermarkets PLC	91,077	260,108
Woolworths Ltd.	44,267	752,558
		7,835,693
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	75,219
Asics Corp.	6,600	117,736
Belle International Holdings Ltd.	203,000	117,510
Feng TAY Enterprise Company Ltd.	11,000	58,445
Pou Chen Corp.	80,000	101,914
Yue Yuen Industrial Holdings Ltd.	31,000	106,710
		577,534
Forest Products—0.0% *
Duratex S.A.	11,374	24,295
West Fraser Timber Company Ltd.	3,058	123,199
		147,494
Gas Utilities—0.1%
APA Group	44,644	302,556
China Gas Holdings Ltd.	94,000	138,154
China Resources Gas Group Ltd.	34,000	96,873
Enagas S.A.	7,905	237,950
ENN Energy Holdings Ltd.	32,000	176,573
GAIL India Ltd.	14,061	76,014
Gas Natural SDG S.A.	10,427	211,145
Hong Kong & China Gas Company Ltd.	272,717	510,517
Korea Gas Corp.	1,143	38,330
Osaka Gas Company Ltd.	74,000	284,689
Perusahaan Gas Negara Persero Tbk	436,000	85,983
Petronas Gas Bhd	24,000	135,333
Snam S.p.A.	74,890	469,802
Toho Gas Company Ltd.	15,000	106,633
Tokyo Gas Company Ltd.	83,000	387,474
		3,258,026
General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	2,622	274,049
Dollarama Inc.	4,331	306,011
Don Quijote Holdings Company Ltd.	4,000	139,152
Harvey Norman Holdings Ltd.	20,526	74,211
Lojas Americanas S.A.	5,850	18,967
Ryohin Keikaku Company Ltd.	700	148,227
		960,617
Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	270,071
AngloGold Ashanti Ltd.	14,863	206,655	(a)
Barrick Gold Corp.	42,773	583,336
Cia de Minas Buenaventura S.A. ADR	8,589	63,215	(a)

Eldorado Gold Corp.	25,001	78,862
Franco-Nevada Corp.	6,022	371,344
Gold Fields Ltd.	31,089	123,548
Goldcorp Inc.	30,956	504,266
Kinross Gold Corp.	42,336	144,999	(a)
Newcrest Mining Ltd.	27,147	354,173	(a)
Randgold Resources Ltd.	3,180	291,148
Yamana Gold Inc.	28,763	87,615
Zijin Mining Group Company Ltd., Class H	230,000	70,573
		3,149,805
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	122,938
Medipal Holdings Corp.	5,400	85,616
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	45,069
Sinopharm Group Company Ltd., Class H	41,600	186,908
Suzuken Company Ltd.	2,800	95,289
		535,820
Healthcare Equipment—0.3%
Cochlear Ltd.	2,383	187,528
Getinge AB, Class B	7,959	183,691
LivaNova PLC	1,903	102,724	(a)
Medtronic PLC	66,260	4,969,500
Novocure Ltd.	255	3,692	(a)
Olympus Corp.	8,700	338,649
Oxford Immunotec Global PLC	623	6,174	(a)
Smith & Nephew PLC	31,271	515,978
Sonova Holding AG	1,517	194,526
STERIS PLC	3,727	264,803
Sysmex Corp.	5,200	325,709
Terumo Corp.	9,100	326,692
William Demant Holding A/S	1,227	123,583	(a)
Wright Medical Group N.V.	2,590	42,994	(a)
		7,586,243
Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	52,817
Bangkok Dusit Medical Services PCL NVDR	109,000	72,501
Bumrungrad Hospital PCL NVDR	13,000	78,340
Healthscope Ltd.	32,226	65,941
IHH Healthcare Bhd	95,100	159,901
Life Healthcare Group Holdings Ltd.	36,982	89,714
Mediclinic International PLC	10,371	133,560
Netcare Ltd.	33,031	81,073
Ramsay Health Care Ltd.	4,955	233,882
Ryman Healthcare Ltd.	4,493	26,048
		993,777
Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,926	703,057
Fresenius SE & Company KGaA	13,149	962,119
Miraca Holdings Inc.	2,100	86,414
Nobilis Health Corp.	981	3,061	(a)
Sonic Healthcare Ltd.	15,192	219,471
		1,974,122
Healthcare Supplies—0.1%
Coloplast A/S, Class B	3,718	282,179
Essilor International S.A.	7,388	913,882
Hoya Corp.	14,800	563,716
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	38,213
		1,797,990

Healthcare Technology—0.0% *
M3 Inc.	4,800	120,945
Heavy Electrical Equipment—0.1%
Bharat Heavy Electricals Ltd.	22,240	38,218
Doosan Heavy Industries & Construction Company Ltd.	2,060	38,909
Mitsubishi Electric Corp.	67,000	703,114
Shanghai Electric Group Company Ltd., Class H	108,000	49,429
Vestas Wind Systems A/S	8,881	627,570
		1,457,240
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	15,259	251,263
Atlantia S.p.A.	13,697	380,377
CCR S.A.	36,100	142,913
Groupe Eurotunnel SE	16,536	185,610
Jasa Marga Persero Tbk PT	81,500	33,190
Jiangsu Expressway Company Ltd., Class H	44,000	59,336
OHL Mexico SAB de C.V.	24,300	38,780	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	104,226
Transurban Group	80,310	701,185
Zhejiang Expressway Company Ltd., Class H	52,000	55,509
		1,952,389
Home Building—0.1%
Barratt Developments PLC	32,674	263,224
Iida Group Holdings Company Ltd.	5,300	103,506
Persimmon PLC	12,340	369,801
Sekisui Chemical Company Ltd.	16,000	197,304
Sekisui House Ltd.	23,000	388,705
Taylor Wimpey PLC	108,071	295,594
		1,618,134
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	40,614
Kingsoft Corporation Ltd.	27,000	63,561
Konami Holdings Corp.	3,800	112,585
NCSoft Corp.	441	97,756
Nexon Company Ltd.	4,000	68,295
Nintendo Company Ltd.	3,700	526,714
		909,525
Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	238,498
Home Furnishings—0.0% *
Hanssem Company Ltd.	497	97,131
Steinhoff International Holdings N.V.	81,878	539,155
		636,286
Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	25,177
Kingfisher PLC	64,617	349,856
		375,033
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	7,354	312,081
Belmond Ltd., Class A	2,783	26,411	(a)
Carnival PLC	7,452	401,868
Flight Centre Travel Group Ltd.	2,032	67,573
InterContinental Hotels Group PLC	8,407	346,914
Minor International PCL NVDR	48,840	51,367
Shangri-La Asia Ltd.	34,000	38,793
TUI AG	18,655	289,310
		1,534,317

Household Appliances—0.0% *
Arcelik AS	8,562	58,262
Coway Company Ltd.	1,774	149,695
Electrolux AB, Class B	9,443	248,810
Haier Electronics Group Company Ltd.	31,000	53,794
Husqvarna AB, Class B	15,105	110,585
Rinnai Corp.	1,200	106,126
Techtronic Industries Company Ltd.	44,000	174,149
		901,421
Household Products—0.2%
Henkel AG & Company KGaA	3,382	332,866
Hindustan Unilever Ltd.	22,472	296,143
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	141,993
Reckitt Benckiser Group PLC	21,702	2,099,241
Svenska Cellulosa AB SCA, Class B	21,751	680,700
Unicharm Corp.	14,100	307,228
Unilever Indonesia Tbk PT	56,500	182,901
		4,041,072
Human Resource & Employment Services—0.1%
Adecco S.A.	6,308	412,673
Capita PLC	22,774	341,079
Randstad Holding N.V.	4,968	275,761
Recruit Holdings Company Ltd.	5,300	161,978
Seek Ltd.	13,036	162,252
		1,353,743
Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	354,437
Carrefour S.A.	18,716	515,707
Cencosud S.A.	43,221	109,704
Distribuidora Internacional de Alimentacion S.A.	22,662	117,915
E-MART Inc.	682	104,662
Massmart Holdings Ltd.	3,853	33,225
Metro AG	6,586	204,363
Sun Art Retail Group Ltd.	88,500	62,525
Wal-Mart de Mexico SAB de C.V.	191,000	455,830
Wesfarmers Ltd.	38,907	1,240,565
		3,198,933
Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	63,283
AES Gener S.A.	82,891	42,136
CGN Power Company Ltd., Class H	390,000	132,739	(e)
China Power International Development Ltd.	121,000	63,023
China Resources Power Holdings Company Ltd.	82,000	152,655
Colbun S.A.	260,471	72,823
Datang International Power Generation Company Ltd., Class H	112,000	34,510
Electric Power Development Company Ltd.	4,300	134,477
Empresa Nacional de Electricidad S.A.	101,082	140,547
Glow Energy PCL	17,700	46,288
Huaneng Power International Inc., Class H	126,000	112,411
NTPC Ltd.	44,321	86,002
		1,080,894
Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	93,988
Alfa SAB de C.V., Class A	119,800	243,057
Alliance Global Group Inc.	117,400	42,070
Beijing Enterprises Holdings Ltd.	19,500	106,719
CITIC Ltd.	91,000	138,203
CJ Corp.	632	108,041

CK Hutchison Holdings Ltd.	92,064	1,192,854
DMCI Holdings Inc.	140,000	40,743
Doosan Corp.	378	29,219
Enka Insaat ve Sanayi AS	19,496	33,789
Far Eastern New Century Corp.	119,916	97,993
Fosun International Ltd.	84,500	120,270
Grupo Carso SAB de C.V.	22,000	103,339
Hanwha Corp.	2,100	65,189
Industries Qatar QSC	5,401	160,633
Jardine Matheson Holdings Ltd.	8,000	456,640
JG Summit Holdings Inc.	62,960	108,500
Keihan Electric Railway Company Ltd.	22,000	155,220
Keppel Corporation Ltd.	52,800	228,594
KOC Holding AS	23,474	119,300
Koninklijke Philips N.V.	32,403	924,414
LG Corp.	3,743	224,200
NWS Holdings Ltd.	61,395	97,516
Samsung C&T Corp.	2,705	338,243
Seibu Holdings Inc.	5,300	112,276
Sembcorp Industries Ltd.	42,000	94,193
Shanghai Industrial Holdings Ltd.	20,000	46,877
Siemens AG	27,544	2,923,772
Siemens Ltd.	2,575	42,617
Sime Darby Bhd	110,100	224,348
SK Holdings Company Ltd.	1,185	231,073
SM Investments Corp.	10,194	210,212
Smiths Group PLC	15,368	237,671
The Bidvest Group Ltd.	11,502	291,695
Toshiba Corp.	141,000	274,736	(a)
Turkiye Sise ve Cam Fabrikalari AS	21,544	28,004
		9,946,208
Industrial Gases—0.1%
Air Liquide S.A.	11,919	1,343,154
Air Water Inc.	6,000	88,936
Linde AG	6,220	907,619
Taiyo Nippon Sanso Corp.	5,400	51,312
		2,391,021
Industrial Machinery—0.4%
Alfa Laval AB	12,518	205,218
Amada Holdings Company Ltd.	13,000	126,999
Andritz AG	3,315	182,289
Atlas Copco AB, Class A	24,713	622,802
Atlas Copco AB, Class B	12,243	289,058
China Conch Venture Holdings Ltd.	53,500	105,530
China International Marine Containers Group Company Ltd., Class H	23,400	36,141
FANUC Corp.	6,800	1,057,858
GEA Group AG	5,847	286,507
Hiwin Technologies Corp.	7,648	33,863
IHI Corp.	53,000	112,229
IMI PLC	10,961	150,059
JTEKT Corp.	8,400	109,115
Kawasaki Heavy Industries Ltd.	60,000	173,495
Kone Oyj, Class B	12,908	623,087
Kurita Water Industries Ltd.	2,800	63,949
Makita Corp.	4,600	285,671
Metso Oyj	5,381	128,586
Minebea Company Ltd.	13,000	101,553
Mitsubishi Heavy Industries Ltd.	106,000	394,311

Nabtesco Corp.	5,000	112,372
NGK Insulators Ltd.	10,000	184,973
NSK Ltd.	12,900	118,217
Pentair PLC	8,437	457,792
Sandvik AB	40,260	417,166
Schindler Holding AG	1,798	332,883
Schindler Holding AG	685	125,963
SKF AB, Class B	15,703	283,970
SMC Corp.	1,800	418,631
Sulzer AG	1,015	101,219
Sumitomo Heavy Industries Ltd.	21,000	86,881
The Weir Group PLC	8,910	141,894
THK Company Ltd.	4,600	84,965
Wartsila Oyj Abp	5,119	231,993
WEG S.A.	20,540	81,198
Zardoya Otis S.A.	6,795	79,213
		8,347,650
Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	87,150	154,677
Goodman Group	70,089	359,620
Nippon Prologis REIT Inc.	35	78,442
Segro PLC	27,782	163,837
		756,576
Insurance Brokers—0.1%
Aon PLC	12,671	1,323,486
Willis Towers Watson PLC	6,443	764,526
		2,088,012
Integrated Oil & Gas—1.0%
BP PLC	652,328	3,282,975
Cenovus Energy Inc.	31,166	407,210
China Petroleum & Chemical Corp., Class H	907,400	596,623
Ecopetrol S.A.	226,632	98,855
Eni S.p.A.	86,297	1,307,919
Galp Energia SGPS S.A.	10,377	130,668
Gazprom PAO ADR	196,173	846,094
Husky Energy Inc.	14,254	178,196
Imperial Oil Ltd.	10,635	356,761
Lukoil PJSC ADR	18,727	719,398
MOL Hungarian Oil & Gas PLC	1,514	91,102
OMV AG	3,925	110,588
Origin Energy Ltd.	64,930	254,232
PetroChina Company Ltd., Class H	788,000	524,212
Petroleo Brasileiro S.A.	110,600	331,738	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	90,633
PTT PCL NVDR	34,800	276,976
Repsol S.A.	35,585	402,265
Rosneft OAO GDR	45,830	208,160
Royal Dutch Shell PLC, Class A	132,774	3,213,679
Royal Dutch Shell PLC, Class B	140,409	3,430,767
Sasol Ltd.	20,849	625,895
Statoil ASA	37,361	588,561
Suncor Energy Inc.	52,547	1,469,423
Surgutneftegas OAO ADR	18,187	121,853
Surgutneftegas OAO ADR	29,028	170,104
Total S.A.	77,507	3,538,225
		23,373,112

Integrated Telecommunication Services—0.7%
Alibaba Health Information Technology Ltd.	44,000	27,115	(a)
BCE Inc.	4,587	209,907
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	160,402
Bharti Infratel Ltd.	20,538	121,573
BT Group PLC	300,584	1,903,089
China Communications Services Corporation Ltd., Class H	84,000	38,337
China Telecom Corporation Ltd., Class H	564,000	298,122
China Unicom Hong Kong Ltd.	204,000	269,316
Chunghwa Telecom Company Ltd.	122,000	415,082
Deutsche Telekom AG	114,361	2,055,800
Elisa Oyj	6,563	255,553
Emirates Telecommunications Group Co. PJSC	34,000	171,250
Hellenic Telecommunications Organization S.A.	10,479	94,934
HKT Trust & HKT Ltd.	113,280	155,975
Koninklijke KPN N.V.	115,628	485,287
KT Corp.	1,110	28,924
LG Uplus Corp.	8,060	77,880
Nippon Telegraph & Telephone Corp.	24,200	1,043,833
Ooredoo QSC	3,023	77,206
Orange Polska S.A.	28,318	51,281
Orange S.A.	71,328	1,251,334
PCCW Ltd.	173,000	111,519
Proximus SADP	4,685	160,351
Rostelecom PJSC ADR	7,764	68,944
Singapore Telecommunications Ltd.	272,800	773,872
Spark New Zealand Ltd.	68,211	172,860
Swisscom AG	780	425,573
TDC A/S	28,766	141,015
Telecom Italia S.p.A.	422,912	456,869	(a)
Telecom Italia S.p.A.	190,334	167,009
Telefonica Deutschland Holding AG	18,390	99,773
Telefonica S.A.	158,297	1,777,177
Telekom Malaysia Bhd	42,600	72,065
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	450,731
Telenor ASA	26,623	430,989
TeliaSonera AB	81,293	422,876
Telstra Corporation Ltd.	137,153	562,341
TELUS Corp.	8,060	263,463
TPG Telecom Ltd.	9,816	85,628
True Corporation PCL	233,861	50,521	(a)
Turk Telekomunikasyon AS	16,769	39,783
		15,925,559
Internet Retail—0.0% *
Ctrip.com International Ltd. ADR	5,000	221,300	(a)
JD.com Inc. ADR	6,000	159,000	(a)
Rakuten Inc.	36,600	353,479
Vipshop Holdings Ltd. ADR	7,000	90,160	(a)
		823,939
Internet Software & Services—0.3%
Alibaba Group Holding Ltd. ADR	18,000	1,422,540	(a)
Baidu Inc. ADR	5,000	954,400	(a)
Cimpress N.V.	961	87,153	(a)
Kakaku.com Inc.	3,100	57,645
Kakao Corp.	1,370	118,839
NAVER Corp.	965	537,517
NetEase Inc. ADR	1,400	201,012

Tencent Holdings Ltd.	188,300	3,847,787
United Internet AG	4,602	231,296
Wix.com Ltd.	557	11,290	(a)
Yahoo Japan Corp.	58,700	250,165
		7,719,644
Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	105,263
CITIC Securities Company Ltd., Class H	76,500	179,500
Daewoo Securities Company Ltd.	7,490	54,164
Daiwa Securities Group Inc.	48,000	295,657
Haitong Securities Company Ltd., Class H	138,000	235,558
ICAP PLC	21,687	147,999
Korea Investment Holdings Company Ltd.	1,740	66,871
Macquarie Group Ltd.	10,730	545,510
Mediobanca S.p.A.	20,019	144,404
NH Investment & Securities Company Ltd.	6,220	54,009
Nomura Holdings Inc.	121,700	544,534
Samsung Securities Company Ltd.	1,210	42,270
Yuanta Financial Holding Company Ltd.	369,211	131,927
		2,547,666
IT Consulting & Other Services—0.3%
Accenture PLC, Class A	29,562	3,411,455
Atos SE	2,821	230,106
Cap Gemini S.A.	5,602	527,171
CGI Group Inc., Class A	7,985	383,184	(a)
Fujitsu Ltd.	68,000	252,047
HCL Technologies Ltd.	17,992	220,993
Infosys Ltd.	67,588	1,245,156
Itochu Techno-Solutions Corp.	1,800	34,016
Luxoft Holding Inc.	537	29,551	(a)
Nomura Research Institute Ltd.	4,100	138,253
NTT Data Corp.	5,300	266,426
Otsuka Corp.	1,800	95,129
Samsung SDS Company Ltd.	1,113	170,317
Tata Consultancy Services Ltd.	16,723	638,895
Tech Mahindra Ltd.	9,252	66,391
Wipro Ltd.	25,134	215,217
		7,924,307
Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	148,993	(e)
Oriental Land Company Ltd.	7,200	510,557
		659,550
Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	144,102
Giant Manufacturing Company Ltd.	10,000	57,793
Merida Industry Company Ltd.	7,350	32,543
Performance Sports Group Ltd.	1,367	4,347	(a)
Sankyo Company Ltd.	1,900	70,831
Sega Sammy Holdings Inc.	7,400	80,785
Shimano Inc.	2,800	439,450
Yamaha Corp.	6,100	183,985
		1,013,836
Life & Health Insurance—0.6%
Aegon N.V.	62,069	341,913
AIA Group Ltd.	422,200	2,392,261
AMP Ltd.	90,691	403,934
Cathay Financial Holding Company Ltd.	205,417	246,049
China Life Insurance Company Ltd.	103,455	79,559

China Life Insurance Company Ltd., Class H	265,000	653,912
China Taiping Insurance Holdings Company Ltd.	67,288	147,648	(a)
CNP Assurances	5,764	90,020
Discovery Ltd.	11,285	93,223
Great-West Lifeco Inc.	10,027	277,061
Hanwha Life Insurance Company Ltd.	8,480	49,682
Industrial Alliance Insurance & Financial Services Inc.	3,775	114,407
Japan Post Holdings Company Ltd.	16,000	213,817
Legal & General Group PLC	212,518	718,423
Liberty Holdings Ltd.	4,059	39,897
Manulife Financial Corp.	70,176	997,205
Medibank Private Ltd.	100,000	225,390
MMI Holdings Ltd.	36,164	61,224
New China Life Insurance Company Ltd., Class H	23,300	82,157
NN Group N.V.	9,099	298,154
Old Mutual PLC	165,291	458,753
Ping An Insurance Group Company of China Ltd., Class H	177,000	847,742
Power Corporation of Canada	12,324	285,459
Power Financial Corp.	7,564	189,882
Prudential PLC	90,523	1,692,714
Rand Merchant Investment Holdings Ltd.	22,171	62,738
Samsung Life Insurance Company Ltd.	2,853	293,134
Sanlam Ltd.	67,666	315,097
Shin Kong Financial Holding Company Ltd.	265,751	53,342
Sony Financial Holdings Inc.	6,500	83,162
St. James’s Place PLC	18,140	239,477
Standard Life PLC	75,794	387,931
Sun Life Financial Inc.	19,923	645,385
Swiss Life Holding AG	1,203	321,210	(a)
T&D Holdings Inc.	22,500	210,096
The Dai-ichi Life Insurance Company Ltd.	38,500	466,713
		14,078,771
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	2,856	42,653
Lonza Group AG	1,992	338,431	(a)
QIAGEN N.V.	9,834	219,420	(a)
		600,504
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	32,489
Qualicorp S.A.	8,200	34,406
Triple-S Management Corp., Class B	727	18,073	(a)
		84,968
Marine—0.1%
AP Moeller—Maersk A/S, Class A	107	136,820
AP Moeller—Maersk A/S, Class B	208	273,284
China COSCO Holdings Company Ltd., Class H	102,500	39,776	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	33,316	(a)
Evergreen Marine Corporation Taiwan Ltd.	64,640	24,001
Golden Ocean Group Ltd.	2,066	1,436	(a)
Kuehne + Nagel International AG	1,515	216,259
MISC Bhd	62,200	141,889
Mitsui OSK Lines Ltd.	28,000	57,049
Navios Maritime Holdings Inc.	2,496	2,820
Nippon Yusen KK	69,000	133,218
Safe Bulkers Inc.	1,160	932
Ultrapetrol Bahamas Ltd.	807	218	(a)
		1,061,018

Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	97,993
China Merchants Holdings International Company Ltd., Class H	42,000	124,540
COSCO Pacific Ltd.	62,000	81,531
DP World Ltd.	6,267	117,757
Hutchison Port Holdings Trust, Class U	201,000	100,500
International Container Terminal Services Inc.	26,800	39,404
Kamigumi Company Ltd.	8,000	75,377
Mitsubishi Logistics Corp.	5,000	65,750
		702,852
Metal & Glass Containers—0.0% *
Rexam PLC	22,240	202,661
Toyo Seikan Group Holdings Ltd.	5,800	108,781
		311,442
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	114,123
Hero Motocorp Ltd.	3,073	136,428
Yamaha Motor Company Ltd.	10,600	176,549
		427,100
Movies & Entertainment—0.1%
Alibaba Pictures Group Ltd.	360,000	82,150	(a)
Eros International PLC	856	9,853	(a)
IMAX Corp.	1,765	54,874	(a)
Toho Company Ltd.	4,400	115,916
Vivendi S.A.	41,813	880,535
		1,143,328
Multi-Line Insurance—0.4%
Ageas	5,999	238,377
Allianz SE	15,839	2,580,153
Assicurazioni Generali S.p.A.	39,174	581,669
Aviva PLC	135,977	891,401
AXA S.A.	68,789	1,621,859
Baloise Holding AG	1,313	167,544
BB Seguridade Participacoes S.A.	23,900	200,291
China Pacific Insurance Group Company Ltd., Class H	107,400	401,545
Fairfax Financial Holdings Ltd.	875	491,852
Gjensidige Forsikring ASA	7,732	131,901
Mapfre S.A.	49,475	107,064
Porto Seguro S.A.	4,400	33,819
Powszechny Zaklad Ubezpieczen S.A.	23,200	221,908
Sampo Oyj, Class A	14,928	710,048
Sul America S.A.	5,000	22,644
UnipolSai S.p.A.	19,507	45,214
Zurich Insurance Group AG	5,213	1,215,541	(a)
		9,662,830
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	116,462
Corporation Financiera Colombiana S.A.	27	350
Corporation Financiera Colombiana S.A.	3,009	38,313
Eurazeo S.A.	1,445	97,844
Exor S.p.A.	3,417	122,656
First Pacific Company Ltd.	94,000	70,289
Groupe Bruxelles Lambert S.A.	2,554	211,034
Grupo de Inversiones Suramericana S.A.	8,633	114,694
GT Capital Holdings Inc.	2,225	67,168
Haci Omer Sabanci Holding AS	34,397	118,985
Industrivarden AB, Class C	4,939	84,320

Investment AB Kinnevik, Class B	8,574	243,575
Investor AB, Class B	18,034	639,344
Metro Pacific Investments Corp.	129,200	16,471
Onex Corp.	3,866	236,602
Pargesa Holding S.A.	1,294	82,763
Remgro Ltd.	19,519	332,014
Wendel S.A.	781	85,136
		2,678,020
Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	397,195
Atco Ltd., Class I	2,398	72,823
Canadian Utilities Ltd., Class A	4,562	128,207
Centrica PLC	178,420	583,921
E.ON SE	71,142	684,068
Engie S.A.	47,970	745,620
National Grid PLC	131,687	1,868,510
RWE AG	16,339	211,792
Suez Environnement Co.	10,531	193,450
Veolia Environnement S.A.	13,696	330,406
YTL Corporation Bhd	200,400	84,238
YTL Power International Bhd	87,045	33,020
		5,333,250
Office REITs—0.0% *
CapitaLand Commercial Trust Ltd.	95,000	103,705
Dexus Property Group	31,181	190,449
Japan Prime Realty Investment Corp.	22	89,746
Japan Real Estate Investment Corp.	35	202,411
Nippon Building Fund Inc.	56	332,328
		918,639
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,198	180,477
Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	45,464
Ensco PLC, Class A	3,394	35,196
Noble Corporation PLC	3,472	35,935
North Atlantic Drilling Ltd.	195	534	(a)
Transocean Ltd.	16,339	149,338
		266,467
Oil & Gas Equipment & Services—0.0% *
Bumi Armada Bhd	85,600	17,333	(a)
Nordic American Offshore Ltd.	523	2,343	(a)
Petrofac Ltd.	10,564	139,841
Saipem S.p.A.	250,723	100,599	(a)
Sapurakencana Petroleum Bhd	127,700	60,880
Technip S.A.	4,256	236,240
Tenaris S.A.	17,331	216,257
		773,493
Oil & Gas Exploration & Production—0.2%
ARC Resources Ltd.	11,975	174,887
Cairn India Ltd.	17,722	41,520
Canadian Natural Resources Ltd.	40,469	1,099,135
CNOOC Ltd.	632,000	747,167
Crescent Point Energy Corp.	17,845	248,060
Encana Corp.	28,724	175,882
Inpex Corp.	28,900	219,459
Kunlun Energy Company Ltd.	138,000	119,558
Lundin Petroleum AB	8,987	152,431	(a)
NOVATEK OAO GDR	3,285	295,157

Oil & Natural Gas Corporation Ltd.	28,871	93,363
Oil Search Ltd.	24,000	124,803
Peyto Exploration & Development Corp.	4,880	108,998
PrairieSky Royalty Ltd.	5,457	103,955
PTT Exploration & Production PCL NVDR	52,000	103,837
Santos Ltd.	67,557	209,432
Tatneft PAO ADR	9,139	290,986
Tourmaline Oil Corp.	6,249	132,860	(a)
Vermilion Energy Inc.	4,105	120,632
Woodside Petroleum Ltd.	25,678	512,783
		5,074,905
Oil & Gas Refining & Marketing—0.2%
Bharat Petroleum Corporation Ltd.	6,480	88,590
Caltex Australia Ltd.	9,305	243,511
Cosan S.A. Industria e Comercio	5,500	48,715
Delek Group Ltd.	174	29,824
Empresas COPEC S.A.	11,610	111,441
Formosa Petrochemical Corp.	43,000	123,586
Grupa Lotos S.A.	2,254	16,860	(a)
GS Holdings Corp.	2,084	107,517
Idemitsu Kosan Company Ltd.	3,200	57,198
IRPC PCL NVDR	378,600	54,347
JX Holdings Inc.	75,300	290,628
Keyera Corp.	6,976	212,605
Neste Oyj	4,893	161,253
Petronas Dagangan Bhd	8,900	54,976
Polski Koncern Naftowy ORLEN S.A.	13,345	264,971
Reliance Industries Ltd.	49,769	785,361
S-Oil Corp.	1,820	155,804
Showa Shell Sekiyu KK	7,600	68,295
SK Innovation Company Ltd.	2,421	364,124
Thai Oil PCL NVDR	30,500	60,038
TonenGeneral Sekiyu KK	11,000	99,631
Tupras Turkiye Petrol Rafinerileri AS	5,349	150,742	(a)
		3,550,017
Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	120,926
Ardmore Shipping Corp.	513	4,335
DHT Holdings Inc.	2,800	16,128
Enbridge Inc.	31,623	1,236,120
Frontline Ltd.	1,442	12,070
Inter Pipeline Ltd.	11,848	245,030
Koninklijke Vopak N.V.	2,589	129,120
Navios Maritime Acquisition Corp.	2,428	3,860
Pembina Pipeline Corp.	12,074	327,742
Scorpio Tankers Inc.	5,188	30,246
Teekay Tankers Ltd., Class A	2,763	10,140
TransCanada Corp.	26,263	1,036,753
Ultrapar Participacoes S.A.	11,400	224,494
Veresen Inc.	9,523	64,569
		3,461,533
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	36	(a,d)
FirstRand Ltd.	120,303	395,639
Fubon Financial Holding Company Ltd.	240,000	305,742
ORIX Corp.	46,100	658,513
RMB Holdings Ltd.	26,636	110,941
		1,470,871

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	19,000	429,294
Aryzta AG	3,492	145,237	(a)
Associated British Foods PLC	12,512	602,267
Barry Callebaut AG	87	94,936	(a)
BRF S.A.	20,100	291,008
Calbee Inc.	2,400	95,449
Charoen Pokphand Foods PCL NVDR	115,100	79,831
China Huishan Dairy Holdings Company Ltd.	248,000	92,722
China Mengniu Dairy Company Ltd.	106,000	168,910
Chocoladefabriken Lindt & Spruengli AG	33	205,378
Chocoladefabriken Lindt & Spruengli AG	4	300,694
CJ CheilJedang Corp.	320	97,237
Danone S.A.	20,336	1,448,600
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,724
Gruma SAB de C.V., Class B	8,900	142,289
Grupo Bimbo SAB de C.V., Class A	66,600	198,621	(a)
Indofood CBP Sukses Makmur Tbk PT	32,000	36,682
Indofood Sukses Makmur Tbk PT	165,000	89,904
JBS S.A.	25,900	80,024
Kerry Group PLC, Class A	5,644	526,621
Kikkoman Corp.	6,000	197,518
Lotte Confectionery Company Ltd.	35	78,594
M Dias Branco S.A.	4,800	91,246
MEIJI Holdings Company Ltd.	4,600	370,390
Nestle India Ltd.	845	72,732
Nestle S.A.	109,738	8,233,358
NH Foods Ltd.	7,000	154,455
Nisshin Seifun Group Inc.	8,400	133,703
Nissin Foods Holdings Company Ltd.	2,300	108,252
Orion Corp.	139	111,093
Orkla ASA	29,065	263,373
Pioneer Foods Group Ltd.	4,038	38,173
PPB Group Bhd	17,800	76,191
Saputo Inc.	11,396	366,871
Standard Foods Corp.	13,788	34,187
Tate & Lyle PLC	19,062	158,359
Tiger Brands Ltd.	6,889	152,333
Tingyi Cayman Islands Holding Corp.	82,000	91,340
Toyo Suisan Kaisha Ltd.	4,000	143,779
Ulker Biskuvi Sanayi AS	3,012	22,357
Uni-President Enterprises Corp.	189,303	332,327
Universal Robina Corp.	30,200	142,195
Want Want China Holdings Ltd.	242,000	179,397
WH Group Ltd.	197,500	143,098	(a,e)
Yakult Honsha Company Ltd.	3,400	150,799
Yamazaki Baking Company Ltd.	4,000	84,381
		17,070,929
Paper Packaging—0.0% *
Amcor Ltd.	45,177	498,697
Klabin S.A.	19,600	107,125
		605,822
Paper Products—0.1%
Empresas CMPC S.A.	49,402	115,813
Fibria Celulose S.A.	9,300	79,617
Mondi Ltd.	2,641	50,980
Mondi PLC	12,058	231,542
Nine Dragons Paper Holdings Ltd.	63,000	47,433

Oji Holdings Corp.	31,000	124,667
Sappi Ltd.	19,577	87,010	(a)
Stora Enso Oyj, Class R	16,499	147,873
UPM-Kymmene Oyj	13,305	241,375
		1,126,310
Personal Products—0.4%
AMOREPACIFIC Corp.	1,310	442,738
AMOREPACIFIC Group	1,200	153,725
Beiersdorf AG	3,558	321,686
Dabur India Ltd.	13,803	52,265
Godrej Consumer Products Ltd.	4,709	98,197
Hengan International Group Company Ltd.	29,500	256,148
Hypermarcas S.A.	12,800	101,562	(a)
Kao Corp.	17,300	923,990
Kose Corp.	900	87,682
L’Oreal S.A.	8,533	1,531,010
LG Household & Health Care Ltd.	359	296,655
Marico Ltd.	10,808	39,986
Natura Cosmeticos S.A.	7,200	53,919
Shiseido Company Ltd.	12,000	268,197
Unilever N.V.	57,559	2,583,317
Unilever PLC	45,716	2,071,432
		9,282,509
Pharmaceuticals—1.7%
Aralez Pharmaceuticals Inc.	1,475	5,236	(a)
Aspen Pharmacare Holdings Ltd.	11,107	241,789	(a)
Astellas Pharma Inc.	72,600	966,644
AstraZeneca PLC	44,092	2,473,148
Aurobindo Pharma Ltd.	9,370	105,412
Bayer AG	28,622	3,369,255
Chugai Pharmaceutical Company Ltd.	8,200	254,255
Cipla Ltd.	12,861	99,804
CSPC Pharmaceutical Group Ltd.	134,000	121,103
Daiichi Sankyo Company Ltd.	21,800	485,382
Dr Reddy’s Laboratories Ltd.	3,837	176,430
Eisai Company Ltd.	9,300	560,176
Endo International PLC	9,756	274,631	(a)
Foamix Pharmaceuticals Ltd.	699	4,557	(a)
Galenica AG	140	211,392
GlaxoSmithKline PLC	171,446	3,479,441
Glenmark Pharmaceuticals Ltd.	5,757	69,113
Hanmi Pharm Company Ltd.	246	150,362
Hisamitsu Pharmaceutical Company Inc.	2,400	107,407
Kalbe Farma Tbk PT	854,500	93,119
Kyowa Hakko Kirin Company Ltd.	8,000	127,835
Lupin Ltd.	9,440	211,045
Merck KGaA	4,747	396,567
Mitsubishi Tanabe Pharma Corp.	5,300	92,283
Novartis AG	78,095	5,683,936
Novo Nordisk A/S, Class B	70,206	3,814,219
Ono Pharmaceutical Company Ltd.	16,000	678,322
Orion Oyj, Class B	4,156	137,580
Otsuka Holdings Company Ltd.	13,000	472,832
Perrigo Company PLC	6,861	877,728
Piramal Enterprises Ltd.	2,159	33,905
Richter Gedeon Nyrt	2,156	43,002
Roche Holding AG	24,407	6,032,618
Sanofi	40,709	3,287,193

Santen Pharmaceutical Company Ltd.	13,500	203,350
Shionogi & Company Ltd.	10,600	499,561
Shire PLC	21,612	1,229,781
Sihuan Pharmaceutical Holdings Group Ltd.	73,000	20,799
Sino Biopharmaceutical Ltd.	186,000	139,082
Sumitomo Dainippon Pharma Company Ltd.	6,100	70,338
Sun Pharmaceutical Industries Ltd.	33,348	416,003
Taisho Pharmaceutical Holdings Company Ltd.	1,300	103,172
Takeda Pharmaceutical Company Ltd.	27,500	1,256,640
Teva Pharmaceutical Industries Ltd.	31,964	1,723,395
Theravance Biopharma Inc.	856	16,093	(a)
UCB S.A.	5,211	399,284
Valeant Pharmaceuticals International Inc.	11,948	314,530	(a)
Yuhan Corp.	173	42,433
		41,572,182
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	78,685	(a)
Fresnillo PLC	4,958	67,876
Impala Platinum Holdings Ltd.	21,829	69,755	(a)
Industrias Penoles SAB de C.V.	6,055	77,146
		293,462
Property & Casualty Insurance—0.3%
Admiral Group PLC	8,319	237,105
Argo Group International Holdings Ltd.	815	46,773
Aspen Insurance Holdings Ltd.	872	41,594
Chubb Ltd.	21,737	2,589,964
Direct Line Insurance Group PLC	55,081	293,080
Dongbu Insurance Company Ltd.	1,106	73,404
Global Indemnity PLC	258	8,032	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	51,153
Insurance Australia Group Ltd.	85,299	366,139
Intact Financial Corp.	3,974	279,374
James River Group Holdings Ltd.	334	10,775
MS&AD Insurance Group Holdings Inc.	19,300	538,501
PICC Property & Casualty Company Ltd., Class H	152,600	280,153
Qatar Insurance Co. SAQ	3,564	81,138
QBE Insurance Group Ltd.	50,715	425,626
RSA Insurance Group PLC	42,571	291,068
Samsung Fire & Marine Insurance Company Ltd.	1,257	324,252
Sompo Japan Nipponkoa Holdings Inc.	11,100	314,843
Suncorp Group Ltd.	42,400	388,459
The People’s Insurance Company Group of China Ltd., Class H	224,000	94,722
Tokio Marine Holdings Inc.	24,300	821,567
Tryg A/S	5,635	109,546
XL Group PLC	13,954	513,507
		8,180,775
Publishing—0.1%
Axel Springer SE	1,610	86,909
Lagardere SCA	4,450	118,408
Pearson PLC	30,960	389,364
RELX N.V.	35,472	620,278
RELX PLC	40,647	755,980
Singapore Press Holdings Ltd.	62,737	186,357
Thomson Reuters Corp.	12,653	514,748
Wolters Kluwer N.V.	11,537	461,196
		3,133,240

Railroads—0.3%
Asciano Ltd.	27,077	186,628
Aurizon Holdings Ltd.	79,572	242,395
BTS Group Holdings PCL NVDR	100,000	25,441
Canadian National Railway Co.	28,631	1,796,507
Canadian Pacific Railway Ltd.	5,221	696,497
Central Japan Railway Co.	5,000	885,493
Container Corporation of India Ltd.	1,215	22,879
East Japan Railway Co.	12,200	1,054,305
Hankyu Hanshin Holdings Inc.	35,000	223,586
Keikyu Corp.	19,000	167,356
Keio Corp.	23,000	202,180
Keisei Electric Railway Company Ltd.	10,000	140,843
Kintetsu Group Holdings Company Ltd.	61,000	247,484
MTR Corporation Ltd.	43,500	214,512
Nagoya Railroad Company Ltd.	32,000	149,758
Odakyu Electric Railway Company Ltd.	24,000	261,577
Tobu Railway Company Ltd.	32,000	159,722
Tokyu Corp.	44,000	369,162
West Japan Railway Co.	5,800	358,594
		7,404,919
Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	25,671
Cheung Kong Property Holdings Ltd.	97,564	627,656
China Jinmao Holdings Group Ltd.	114,000	31,893
China Overseas Land & Investment Ltd.	146,000	462,100
China Resources Land Ltd.	89,777	229,866
China Vanke Company Ltd., Class H	49,400	121,135
Country Garden Holdings Company Ltd.	181,333	71,537
Dalian Wanda Commercial Properties Company Ltd., Class H	20,600	121,902	(e)
Emaar Properties PJSC	145,223	238,019
Evergrande Real Estate Group Ltd.	203,000	156,505
Guangzhou R&F Properties Company Ltd., Class H	33,600	47,997
Highwealth Construction Corp.	23,400	34,172
IOI Properties Group Bhd	74,607	44,173
Lippo Karawaci Tbk PT	374,000	29,474
Longfor Properties Company Ltd.	50,000	71,166
Ruentex Development Company Ltd.	27,874	35,293
Shimao Property Holdings Ltd.	51,500	75,956
Shui On Land Ltd.	136,666	36,825
Sino Land Company Ltd.	116,000	184,247
Sino-Ocean Land Holdings Ltd.	104,500	49,713
SOHO China Ltd.	76,000	36,155
Sunac China Holdings Ltd.	152,000	102,097
Talaat Moustafa Group	36,052	25,537
Yuexiu Property Company Ltd.	247,380	35,720
		2,894,809
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	59,326
BR Malls Participacoes S.A.	17,200	71,586
Central Pattana PCL NVDR	44,200	64,704
Deutsche Wohnen AG	12,164	378,834
First Capital Realty Inc.	863	13,758
Global Logistic Properties Ltd.	142,000	202,993
Hulic Company Ltd.	10,000	95,734
Hysan Development Company Ltd.	26,000	110,784
Multiplan Empreendimentos Imobiliarios S.A.	3,200	48,488
NTT Urban Development Corp.	4,500	44,081

SM Prime Holdings Inc.	245,000	116,793
Swire Properties Ltd.	30,800	83,586
Swiss Prime Site AG	2,163	191,534	(a)
Vonovia SE	16,737	603,173
		2,085,374
Real Estate Services—0.0% *
Altisource Asset Management Corp.	28	330	(a)
Altisource Portfolio Solutions S.A.	384	9,274	(a)
		9,604
Regional Banks—0.1%
Bank of Queensland Ltd.	12,042	112,271
Bendigo & Adelaide Bank Ltd.	15,355	104,771
BNK Financial Group Inc.	7,204	61,104
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	48,630
DGB Financial Group Inc.	3,207	24,958
First BanCorp	3,495	10,205	(a)
Fukuoka Financial Group Inc.	30,000	97,958
Hokuhoku Financial Group Inc.	34,000	44,771
Resona Holdings Inc.	68,000	242,972
Seven Bank Ltd.	22,000	93,954
Shinsei Bank Ltd.	64,000	83,705
Suruga Bank Ltd.	7,000	123,190
The Bank of Kyoto Ltd.	14,000	91,428
The Bank of Yokohama Ltd.	47,000	217,447	(a,d)
The Chiba Bank Ltd.	27,000	134,766
The Chugoku Bank Ltd.	7,000	72,993
The Gunma Bank Ltd.	14,000	57,921
The Hachijuni Bank Ltd.	15,000	64,727
The Hiroshima Bank Ltd.	19,000	69,478
The Iyo Bank Ltd.	11,000	72,129
The Joyo Bank Ltd.	25,000	85,858
The Shizuoka Bank Ltd.	21,000	151,715
Yamaguchi Financial Group Inc.	8,000	72,815
		2,139,766
Reinsurance—0.1%
Hannover Rueck SE	2,353	274,572
Muenchener Rueckversicherungs-Gesellschaft AG	5,568	1,134,172
RenaissanceRe Holdings Ltd.	616	73,815
SCOR SE	5,925	210,657
Swiss Re AG	11,945	1,108,871
Third Point Reinsurance Ltd.	2,446	27,811	(a)
		2,829,898
Renewable Electricity—0.0% *
Abengoa Yield PLC	1,382	24,572
China Longyuan Power Group Corporation Ltd., Class H	101,000	75,002
Enel Green Power S.p.A.	65,696	141,493
Energy Development Corp.	270,200	34,505
Meridian Energy Ltd.	39,224	71,351
Tractebel Energia S.A.	6,100	63,134
		410,057
Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	190,321
Experian PLC	35,288	631,457
Intertek Group PLC	5,415	246,487
SGS S.A.	183	388,300
		1,456,565
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	60,123

Restaurants—0.1%
Compass Group PLC	56,144	990,944
Jollibee Foods Corp.	15,290	75,379
McDonald’s Holdings Company Japan Ltd.	2,600	61,672
Restaurant Brands International Inc.	7,911	308,501
Sodexo SA	3,320	358,430
Whitbread PLC	6,273	357,041
		2,151,967
Retail REITs—0.2%
CapitaLand Mall Trust	109,000	169,174
Hammerson PLC	30,144	250,641
Hyprop Investments Ltd.	6,628	53,027
Intu Properties PLC	36,016	162,027
Japan Retail Fund Investment Corp.	77	185,110
Klepierre	6,776	325,079
Link REIT	82,500	488,732
Resilient REIT Ltd.	11,324	104,355
RioCan Real Estate Investment Trust	5,179	106,507
Scentre Group	200,912	686,209
The British Land Company PLC	37,216	374,701
Unibail-Rodamco SE	3,527	971,841
Vicinity Centres	121,693	298,623
Westfield Corp.	79,813	613,347
		4,789,373
Security & Alarm Services—0.0% *
G4S PLC	64,223	175,939
S-1 Corp.	405	31,306
Secom Company Ltd.	6,800	506,151
Securitas AB, Class B	11,896	197,369
		910,765
Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	72,718
ASML Holding N.V.	11,931	1,213,849
GCL-Poly Energy Holdings Ltd.	394,000	65,019
Hanergy Thin Film Power Group Ltd.	342,000	—	(a,d,**)
Hermes Microvision Inc.	1,000	28,586
Tokyo Electron Ltd.	6,100	398,146
		1,778,318
Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	263,000	306,032
ARM Holdings PLC	50,928	742,236
Broadcom Ltd.	17,497	2,703,286
Infineon Technologies AG	41,559	592,219
Inotera Memories Inc.	84,000	76,081	(a)
MediaTek Inc.	52,352	401,782
Novatek Microelectronics Corp.	22,000	88,522
NXP Semiconductors N.V.	4,000	324,280	(a)
Phison Electronics Corp.	5,000	40,703
Powertech Technology Inc.	27,000	61,242
Radiant Opto-Electronics Corp.	15,450	29,955
Realtek Semiconductor Corp.	16,160	44,437
Rohm Company Ltd.	3,600	151,822
Semiconductor Manufacturing International Corp.	992,000	85,688	(a)
Siliconware Precision Industries Company Ltd.	113,848	183,945
SK Hynix Inc.	19,550	481,228
STMicroelectronics N.V.	24,901	138,418
Taiwan Semiconductor Manufacturing Company Ltd.	870,000	4,379,195
United Microelectronics Corp.	501,000	207,038
Vanguard International Semiconductor Corp.	19,000	29,695
		11,067,804

Silver—0.0% *
Silver Wheaton Corp.	14,644	243,982
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	101,471
Coca-Cola Amatil Ltd.	23,185	157,662
Coca-Cola Femsa SAB de C.V., Class L	16,500	138,247
Coca-Cola HBC AG	6,874	146,224	(a)
Coca-Cola Icecek AS	2,227	32,491
Fomento Economico Mexicano SAB de C.V.	66,000	641,293
Suntory Beverage & Food Ltd.	3,900	175,924
		1,393,312
Specialized Finance—0.1%
ASX Ltd.	6,529	208,079
BM&FBovespa S.A.	60,000	260,384
Chailease Holding Company Ltd.	32,718	57,031
Deutsche Boerse AG	7,951	679,452
Far East Horizon Ltd.	53,000	40,793
Hong Kong Exchanges and Clearing Ltd.	40,100	964,689
Japan Exchange Group Inc.	20,000	306,775
London Stock Exchange Group PLC	11,604	470,332
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	98,453
Power Finance Corporation Ltd.	10,821	27,975
Rural Electrification Corporation Ltd.	11,578	29,057
Singapore Exchange Ltd.	29,300	172,980
		3,316,000
Specialty Chemicals—0.2%
Akzo Nobel N.V.	8,113	553,786
Asian Paints Ltd.	10,450	137,603
Chr Hansen Holding A/S	3,500	235,334
Croda International PLC	5,451	238,097
Daicel Corp.	11,000	150,523
EMS-Chemie Holding AG	324	168,657
Evonik Industries AG	4,176	125,465
Givaudan S.A.	322	634,148
Hitachi Chemical Company Ltd.	4,000	72,067
Johnson Matthey PLC	5,784	228,118
JSR Corp.	6,700	96,451
Kansai Paint Company Ltd.	6,000	96,517
Koninklijke DSM N.V.	5,587	307,733
Nippon Paint Holdings Company Ltd.	6,100	135,519
Nitto Denko Corp.	5,500	306,183
Novozymes A/S, Class B	9,032	406,706
Shin-Etsu Chemical Company Ltd.	12,700	658,079
Sika AG	85	337,816
Symrise AG	4,857	326,553
Umicore S.A.	4,697	234,170
		5,449,525
Specialty Stores—0.0% *
Dufry AG	1,281	158,244	(a)
FF Group	1,860	36,605	(a)
Hotel Shilla Company Ltd.	1,000	58,149
JUMBO S.A.	4,127	55,965	(a)
Sports Direct International PLC	6,740	36,628	(a)
		345,591
Steel—0.1%
ArcelorMittal	23,521	106,543
China Steel Corp.	381,796	265,729
Cia Siderurgica Nacional S.A.	27,400	55,279

Eregli Demir ve Celik Fabrikalari TAS	70,254	105,792
Fortescue Metals Group Ltd.	55,018	107,923
Hitachi Metals Ltd.	8,000	82,637
Hyundai Steel Co.	2,772	134,528
JFE Holdings Inc.	15,900	214,462
JSW Steel Ltd.	2,896	55,902
Kobe Steel Ltd.	95,000	83,678
Nippon Steel & Sumitomo Metal Corp.	23,600	453,963
POSCO	2,716	521,303
Severstal PAO GDR	7,140	75,541
Tata Steel Ltd.	11,358	54,721
ThyssenKrupp AG	10,422	216,863
Vale S.A.	45,500	194,505
Voestalpine AG	4,459	149,414
		2,878,783
Systems Software—0.0% *
AVG Technologies N.V.	1,186	24,609	(a)
Check Point Software Technologies Ltd.	2,400	209,928	(a)
FleetMatics Group PLC	1,110	45,188	(a)
Oracle Corporation Japan	1,400	78,722
Totvs S.A.	4,200	32,235
Trend Micro Inc.	4,000	146,626
		537,308
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	49,441
WPG Holdings Ltd.	51,000	54,353
		103,794
Technology Hardware, Storage & Peripherals—0.4%
Acer Inc.	102,084	39,173	(a)
Advantech Company Ltd.	10,994	80,788
Asustek Computer Inc.	26,000	233,470
BlackBerry Ltd.	17,699	144,225	(a)
Brother Industries Ltd.	8,800	101,314
Canon Inc.	34,400	1,026,843
Catcher Technology Company Ltd.	28,000	229,679
Chicony Electronics Company Ltd.	17,341	44,613
Compal Electronics Inc.	158,000	99,167
Foxconn Technology Company Ltd.	32,239	72,323
FUJIFILM Holdings Corp.	16,200	641,543
HTC Corp.	30,000	85,943
Inventec Corp.	80,000	50,708
Konica Minolta Inc.	20,500	174,367
Lenovo Group Ltd.	248,000	193,756
Lite-On Technology Corp.	84,249	102,877
NEC Corp.	98,000	246,755
Pegatron Corp.	59,000	137,674
Quanta Computer Inc.	112,000	195,576
Ricoh Company Ltd.	22,400	228,395
Samsung Electronics Company Ltd.	3,795	4,353,830
Seagate Technology PLC	14,014	482,782
Seiko Epson Corp.	10,000	161,751
Transcend Information Inc.	6,000	18,550
Wistron Corp.	87,212	53,925
		9,200,027
Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	68,425
Formosa Taffeta Company Ltd.	25,000	24,430
Ruentex Industries Ltd.	19,711	32,460
		125,315

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,620	33,696	(a)
Housing Development Finance Corporation Ltd.	53,190	889,144
Indiabulls Housing Finance Ltd.	9,083	89,153
LIC Housing Finance Ltd.	11,981	88,832
		1,100,825
Tires & Rubber—0.1%
Bridgestone Corp.	23,100	864,233
Cheng Shin Rubber Industry Company Ltd.	65,550	131,776
Cie Generale des Etablissements Michelin	6,432	659,150
Hankook Tire Company Ltd.	2,917	138,759
Nokian Renkaat Oyj	3,864	136,588
Sumitomo Rubber Industries Ltd.	6,400	99,022
The Yokohama Rubber Company Ltd.	3,500	57,641
		2,087,169
Tobacco—0.4%
British American Tobacco Malaysia Bhd	4,300	59,560
British American Tobacco PLC	63,906	3,756,750
Gudang Garam Tbk PT	18,500	91,105
Hanjaya Mandala Sampoerna Tbk PT	7,600	56,398
Imperial Brands PLC	34,175	1,897,495
ITC Ltd.	78,476	388,099
Japan Tobacco Inc.	38,300	1,598,176
KT&G Corp.	3,742	359,934
Swedish Match AB	8,173	277,854
		8,485,371
Trading Companies & Distributors—0.2%
Ashtead Group PLC	19,688	244,491
Barloworld Ltd.	7,965	40,941
Brenntag AG	5,958	340,830
Bunzl PLC	10,462	304,199
Finning International Inc.	6,330	93,326
ITOCHU Corp.	52,400	646,171
Marubeni Corp.	52,900	268,277
Mitsubishi Corp.	45,400	769,895
Mitsui & Company Ltd.	57,000	656,746
Noble Group Ltd.	208,000	67,964	(a)
Posco Daewoo Corp.	2,030	38,342
Rexel S.A.	8,008	114,571
SK Networks Company Ltd.	6,600	36,936
Sumitomo Corp.	34,200	340,342
Toyota Tsusho Corp.	6,800	153,854
Travis Perkins PLC	6,388	167,746
Wolseley PLC	8,935	505,857
		4,790,488
Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	108,421
DSV A/S	5,426	226,237
Localiza Rent a Car S.A.	5,145	43,146
Nippon Express Company Ltd.	32,000	145,772
		523,576
Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	44,306
Beijing Enterprises Water Group Ltd.	130,000	81,454
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	91,346
Consolidated Water Company Ltd.	447	5,440
Guangdong Investment Ltd.	92,000	116,475
Severn Trent PLC	9,568	298,833
United Utilities Group PLC	23,476	311,439
		949,293

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	201,245
America Movil SAB de C.V., Class L	1,075,800	843,679
Axiata Group Bhd	97,600	147,344
Bharti Airtel Ltd.	47,488	250,554
China Mobile Ltd.	215,000	2,394,879
DiGi.Com Bhd	145,400	184,103
Empresa Nacional de Telecomunicaciones SA	4,152	36,732
Far EasTone Telecommunications Company Ltd.	32,000	71,688
Global Telecom Holding SAE	2,285	769	(a)
Globe Telecom Inc.	1,235	59,544
Idea Cellular Ltd.	24,304	41,251
KDDI Corp.	61,300	1,639,466
Maxis Bhd	88,900	144,692
MegaFon PJSC GDR	7,188	79,068
Millicom International Cellular S.A.	2,635	144,220
Mobile TeleSystems PJSC ADR	20,756	167,916
MTN Group Ltd.	59,093	543,199
NTT DOCOMO Inc.	48,700	1,105,981
Philippine Long Distance Telephone Co.	3,770	162,115
Reliance Communications Ltd.	20,483	15,465	(a)
Rogers Communications Inc., Class B	14,390	578,515
Sistema JSFC GDR	8,110	52,391
SK Telecom Company Ltd.	72	13,127
SoftBank Group Corp.	33,300	1,589,820
StarHub Ltd.	26,000	64,681
Taiwan Mobile Company Ltd.	43,000	139,619
Tele2 AB, Class B	11,746	109,104
Tim Participacoes S.A.	31,600	71,332
Turkcell Iletisim Hizmetleri AS	31,681	133,331
Vodacom Group Ltd.	15,462	168,760
Vodafone Group PLC	943,614	3,000,039
Vodafone Qatar QSC	12,767	43,195
XL Axiata Tbk PT	93,500	28,205	(a)
		14,226,029
Total Common Stock (Cost $617,851,075)		594,803,074

Preferred Stock—0.2%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	132,747
Hyundai Motor Co.	1,448	134,215
Hyundai Motor Co.	666	60,567
Porsche Automobil Holding SE	5,309	273,999
Volkswagen AG	6,157	784,763
		1,386,291
Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	40,294
FUCHS PETROLUB SE	2,446	109,445
LG Chem Ltd.	274	54,388
		204,127
Diversified Banks—0.1%
Banco Bradesco S.A.	92,004	702,751
Bancolombia S.A.	12,485	107,587
Grupo Aval Acciones y Valores SA	128,800	50,177
Itau Unibanco Holding S.A.	103,814	914,231
Itausa - Investimentos Itau S.A.	123,078	283,732
		2,058,478

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	23,998
Cia Energetica de Minas Gerais	28,508	65,076
Cia Paranaense de Energia, Class B	3,900	31,528
		120,602
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	68,441
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	23,550	110,440
Household Products—0.0% *
Henkel AG & Company KGaA	6,432	710,237
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	67,517
Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	133,600	314,774	(a)
Integrated Telecommunication Services—0.0% *
Telefonica Brasil S.A.	11,900	151,906
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	39,484
Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	32,865
Renewable Electricity—0.0% *
Cia Energetica de Sao Paulo	5,900	26,403
Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	25,506
Steel—0.0% *
Gerdau S.A.	34,600	63,655
Vale S.A.	68,100	218,673
		282,328
Technology Hardware, Storage & Peripherals—0.0% *
Samsung Electronics Company Ltd.	746	722,125

Total Preferred Stock (Cost $10,844,820)		6,321,524

Rights—0.0% *
Diversified Banks—0.0% *
Banco de Credito e Inversiones	51	109	(a)
Property & Casualty Insurance—0.0% *
Qatar Insurance Co. SAQ	712	6,061	(a)
Steel—0.0% *
ArcelorMittal	23,521	33,303	(a,d)

Total Rights (Cost $38,241)		39,473

Total Foreign Equity (Cost $628,734,136)		601,164,071

Bonds and Notes—30.9%		Principal Amount	Fair Value
U.S. Treasuries—11.1%
U.S. Treasury Bonds
2.50%	02/15/45 - 02/15/46	$1,850,000	1,804,162
2.75%	11/15/42	650,000	670,313
2.88%	08/15/45	1,600,000	1,683,501
3.00%	05/15/42 - 11/15/45	16,000,000	17,343,085
3.13%	08/15/44	2,000,000	2,213,204
3.38%	05/15/44	2,900,000	3,362,979
3.63%	08/15/43 - 02/15/44	1,740,000	2,112,358
3.75%	11/15/43	600,000	745,594

4.38%	11/15/39	1,000,000	1,346,289
4.50%	02/15/36	4,000,000	5,490,156
4.63%	02/15/40	500,000	696,582
5.25%	02/15/29	200,000	274,727
5.38%	02/15/31	500,000	717,207
5.50%	08/15/28	1,450,000	2,017,482
6.38%	08/15/27	200,000	292,305
7.63%	11/15/22 - 02/15/25	500,000	714,289
7.88%	02/15/21	2,000,000	2,625,390
8.75%	05/15/20	3,000,000	3,918,399
9.00%	11/15/18	3,000,000	3,635,742
U.S. Treasury Notes
0.63%	05/31/17 - 04/30/18	20,300,000	20,273,846
0.75%	12/31/17 - 03/31/18	6,000,000	6,001,564
0.88%	06/15/17 - 03/31/18	8,500,000	8,522,213
1.00%	03/15/18 - 06/30/19	9,800,000	9,841,651
1.13%	12/31/19 - 02/28/21	18,800,000	18,841,017
1.25%	10/31/18 - 02/29/20	13,500,000	13,626,678
1.38%	07/31/18 - 10/31/20	15,700,000	15,880,486
1.50%	11/30/19 - 03/31/23	13,000,000	13,190,815
1.63%	04/30/19 - 02/15/26	17,000,000	17,270,064
1.75%	10/31/20 - 09/30/22	10,600,000	10,854,118
2.00%	07/31/20 - 08/15/25	25,344,000	26,035,686
2.13%	08/31/20 - 12/31/22	6,100,000	6,350,069
2.25%	03/31/21 - 11/15/25	9,890,000	10,314,649
2.38%	12/31/20 - 08/15/24	7,500,000	7,902,423
2.50%	08/15/23 - 05/15/24	3,500,000	3,724,219
2.63%	08/15/20 - 11/15/20	3,885,000	4,132,196
2.75%	02/15/24	2,300,000	2,491,367
3.13%	05/15/19	5,300,000	5,666,241
3.63%	02/15/21	700,000	779,351
4.50%	05/15/17	12,000,000	12,509,064
			265,871,481
U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	997,511
Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	618,676
2.60%	10/25/23	135,623	140,601
2.79%	10/25/20	45,841	47,128
2.87%	12/25/21	800,000	845,773
3.06%	07/25/23	600,000	639,529	(f)
3.30%	04/25/23	100,000	108,237	(f)
3.39%	03/25/24	200,000	217,314
3.40%	07/25/19	161,875	167,161
3.41%	05/25/19	222,919	230,905
3.49%	01/25/24	300,000	328,090
3.53%	07/25/23	800,000	877,803	(f)
3.97%	01/25/21	200,000	221,144
4.25%	01/25/20	100,000	109,605
5.09%	03/25/19	100,000	109,501
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	103,564	(f)
			4,765,031

Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
0.88%	03/07/18	2,000,000	2,003,290
1.20%	10/29/18	1,100,000	1,100,122
1.25%	10/02/19	1,500,000	1,506,790
1.38%	05/01/20	1,500,000	1,512,159
1.77%	06/01/43	329,172	336,209	(f)
2.38%	01/13/22	2,100,000	2,204,574
2.47%	05/01/43	837,291	858,135	(f)
2.50%	07/01/28 - 01/01/30	3,555,241	3,655,176
2.51%	08/01/43	302,931	310,485	(f)
2.51%	11/25/22	300,000	310,181
3.00%	05/01/30 - 06/01/43	12,714,986	13,144,390
3.50%	10/01/42 - 03/01/46	12,617,513	13,228,141
4.00%	06/01/42 - 01/01/46	8,866,161	9,487,817
4.88%	06/13/18	2,000,000	2,176,256
5.00%	12/01/22 - 06/01/41	3,724,287	4,100,629
5.50%	01/01/38 - 04/01/39	643,332	738,274
6.00%	06/01/37 - 11/01/37	608,728	702,484
6.25%	07/15/32	1,000,000	1,462,290
2.50%	TBA	1,500,000	1,532,367	(g)
3.00%	TBA	396,000	411,352	(g)
3.50%	TBA	2,151,000	2,256,647	(g)
4.00%	TBA	1,584,000	1,648,856	(g)
4.50%	TBA	850,000	923,346	(g)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,911,563
1.89%	04/01/43	566,833	579,802	(f)
2.50%	02/01/28 - 08/01/30	6,617,712	6,828,255
3.00%	01/01/28 - 12/01/45	20,959,863	21,706,162
3.50%	07/01/30 - 03/01/46	23,763,617	24,988,672
4.00%	10/01/41 - 03/01/46	15,791,009	16,964,789
4.50%	10/01/40 - 03/01/44	12,102,740	13,207,772
5.00%	12/01/39 - 06/01/41	4,283,813	4,828,205
5.50%	12/01/35 - 04/01/38	4,411,067	4,993,885
6.00%	03/01/34 - 08/01/37	3,126,437	3,583,342
6.63%	11/15/30	100,000	148,702
2.50%	TBA	281,000	282,648	(g)
3.00%	TBA	1,459,000	1,497,748	(g)
3.50%	TBA	3,397,000	3,584,738	(g)
4.00%	TBA	1,528,000	1,597,773	(g)
4.50%	TBA	523,000	544,819	(g)
5.50%	TBA	232,000	260,216	(g)
Government National Mortgage Assoc.
2.50%	05/20/45	339,727	340,265
3.00%	10/15/42 - 12/20/45	7,101,254	7,359,413
3.50%	05/20/45 - 03/20/46	16,893,634	17,882,423
4.00%	12/20/40 - 03/20/46	9,348,672	10,041,070
4.50%	05/20/40	3,610,596	3,929,403
5.00%	08/15/41	3,729,020	4,147,853
3.00%	TBA	3,958,000	4,102,096	(g)
3.50%	TBA	3,516,000	3,717,071	(g)
4.00%	TBA	708,000	757,035	(g)
			230,395,690
Asset Backed—0.2%
Capital One Multi-Asset Execution Trust
1.39%	01/15/21	1,000,000	1,003,226
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,063,817

Discover Card Execution Note Trust
1.90%	10/17/22	1,000,000	1,006,783
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	400,749
Hyundai Auto Receivables Trust 2015-B
1.12%	11/15/19	500,000	499,185
			3,973,760
Corporate Notes—8.8%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	721,097
3M Co.
3.00%	08/07/25	250,000	267,316
Abbey National Treasury Services PLC
2.38%	03/16/20	250,000	250,148
3.05%	08/23/18	250,000	256,931
Abbott Laboratories
2.55%	03/15/22	430,000	438,321
AbbVie Inc.
4.40%	11/06/42	250,000	252,647
4.50%	05/14/35	70,000	72,747
4.70%	05/14/45	250,000	265,921
Actavis Funding SCS
4.75%	03/15/45	350,000	370,760
Actavis Inc.
3.25%	10/01/22	500,000	512,232
Adobe Systems Inc.
3.25%	02/01/25	70,000	72,331
Aetna Inc.
1.50%	11/15/17	713,000	714,511
2.75%	11/15/22	500,000	498,086
Aflac Inc.
3.63%	11/15/24	250,000	260,584
Agrium Inc.
6.75%	01/15/19	1,000,000	1,101,727
Air Lease Corp.
3.88%	04/01/21	200,000	203,250
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	203,820
Altria Group Inc.
4.25%	08/09/42	413,000	429,548
5.38%	01/31/44	70,000	85,551
Amazon.com Inc.
1.20%	11/29/17	373,000	373,657
4.80%	12/05/34	250,000	279,717
America Movil SAB de C.V.
3.13%	07/16/22	750,000	770,222
American Express Co.
3.63%	12/05/24	250,000	251,875
7.00%	03/19/18	1,000,000	1,097,876
American Honda Finance Corp.
1.20%	07/14/17	250,000	250,459
2.15%	03/13/20	200,000	202,877
American International Group Inc.
4.50%	07/16/44	250,000	235,848
4.88%	06/01/22	500,000	549,960
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	504,886

Amgen Inc.
5.38%	05/15/43	567,000	645,878
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	425,320
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	535,127
4.90%	02/01/46	220,000	245,813
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	899,960
7.75%	01/15/19	500,000	582,856
Anthem Inc.
1.88%	01/15/18	602,000	603,972
3.30%	01/15/23	500,000	506,491
3.70%	08/15/21	237,000	249,131
Aon PLC
4.25%	12/12/42	250,000	230,812
Apache Corp.
5.10%	09/01/40	250,000	226,891
Apple Inc.
1.00%	05/03/18	250,000	250,547
3.25%	02/23/26	160,000	166,885
4.38%	05/13/45	465,000	487,033
4.65%	02/23/46	185,000	202,016
Applied Materials Inc.
3.90%	10/01/25	160,000	169,812
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	371,673
Arrow Electronics Inc.
3.00%	03/01/18	250,000	253,085
4.00%	04/01/25	40,000	40,058
Asian Development Bank
2.13%	03/19/25	500,000	507,136
AstraZeneca PLC
6.45%	09/15/37	250,000	332,427
AT&T Inc.
4.35%	06/15/45	750,000	689,836
4.50%	05/15/35	95,000	93,833
4.75%	05/15/46	250,000	243,934
5.15%	03/15/42	250,000	252,053
5.55%	08/15/41	454,000	486,719
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	250,000	266,313
Autodesk Inc.
1.95%	12/15/17	888,000	883,707
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	117,900
AXA S.A.
8.60%	12/15/30	100,000	131,500
Baidu Inc.
3.25%	08/06/18	205,000	210,130
Bank of America Corp.
3.88%	08/01/25	250,000	260,105
3.95%	04/21/25	155,000	154,376
4.00%	04/01/24	350,000	367,278
4.13%	01/22/24	500,000	529,843
5.70%	01/24/22	1,071,000	1,230,388
5.75%	12/01/17	1,360,000	1,445,307
6.11%	01/29/37	250,000	287,533

Bank of Montreal
1.45%	04/09/18	500,000	499,393
Barclays PLC
3.65%	03/16/25	500,000	468,828
Baxalta Inc.
4.00%	06/23/25	100,000	101,665	(e)
BB&T Corp.
2.05%	06/19/18	350,000	354,163
Becton Dickinson and Co.
3.30%	03/01/23	250,000	254,764
3.73%	12/15/24	50,000	53,252
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	151,442
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	619,152
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	951,957
3.00%	05/15/22	500,000	521,208
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	328,143
Biogen Inc.
4.05%	09/15/25	80,000	85,532
5.20%	09/15/45	150,000	166,426
BNP Paribas S.A.
2.38%	09/14/17	750,000	759,502
2.40%	12/12/18	250,000	254,138
Boeing Capital Corp.
4.70%	10/27/19	250,000	277,739
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	263,345
Boston Scientific Corp.
2.65%	10/01/18	500,000	508,941
4.13%	10/01/23	100,000	104,901
BP Capital Markets PLC
2.32%	02/13/20	250,000	252,151
2.50%	11/06/22	500,000	489,513
2.52%	01/15/20	115,000	116,803
3.06%	03/17/22	210,000	215,167
BPCE S.A.
4.00%	04/15/24	250,000	264,748
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	504,075
British Telecommunications PLC
9.63%	12/15/30	250,000	390,975
Buckeye Partners LP
4.15%	07/01/23	250,000	225,459
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	618,586
Canadian National Railway Co.
2.95%	11/21/24	305,000	314,607
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	224,569
3.90%	02/01/25	250,000	224,790
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	241,361
Capital One Bank USA
2.30%	06/05/19	250,000	249,194

Capital One Financial Corp.
4.20%	10/29/25	90,000	91,166
Capital One NA
2.35%	08/17/18	315,000	316,665
Cardinal Health Inc.
3.20%	03/15/23	500,000	512,969
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	612,762
3.25%	12/01/24	350,000	364,709
Caterpillar Inc.
1.50%	06/26/17	573,000	576,131
Catholic Health Initiatives
1.60%	11/01/17	175,000	175,254
CBS Corp.
3.38%	03/01/22	250,000	259,464
4.00%	01/15/26	250,000	261,243
CCO Safari II LLC
4.91%	07/23/25	235,000	247,974	(e)
6.48%	10/23/45	250,000	278,251	(e)
Celgene Corp.
5.00%	08/15/45	150,000	162,246
5.25%	08/15/43	220,000	245,893
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	275,276
CF Industries Inc.
3.45%	06/01/23	250,000	241,589
5.38%	03/15/44	200,000	184,020
Chevron Corp.
1.72%	06/24/18	750,000	757,454
2.19%	11/15/19	55,000	56,066
2.41%	03/03/22	145,000	147,422
2.43%	06/24/20	75,000	76,602
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	252,709
4.35%	11/03/45	200,000	218,029
Cigna Corp.
5.38%	02/15/42	250,000	274,921
Cisco Systems Inc.
2.90%	03/04/21	125,000	131,593
5.90%	02/15/39	500,000	646,667
Citigroup Inc.
2.65%	10/26/20	750,000	757,393
3.88%	03/26/25	250,000	247,824
4.30%	11/20/26	200,000	199,131
4.45%	09/29/27	250,000	251,689
5.88%	01/30/42	272,000	327,405
6.13%	08/25/36	255,000	286,017
CME Group Inc.
3.00%	03/15/25	250,000	253,475
CNA Financial Corp.
5.88%	08/15/20	781,000	872,040
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	269,425
Comcast Corp.
4.25%	01/15/33	1,000,000	1,065,223
5.15%	03/01/20	500,000	562,803
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	354,551

Commonwealth Edison Co.
3.10%	11/01/24	150,000	156,230
4.60%	08/15/43	250,000	278,371
4.70%	01/15/44	175,000	199,297
Compass Bank
3.88%	04/10/25	250,000	234,578
ConocoPhillips
6.50%	02/01/39	500,000	553,426
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	365,686
3.95%	03/01/43	250,000	249,672
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	253,874
2.50%	01/19/21	250,000	252,834
3.95%	11/09/22	500,000	512,797
4.63%	12/01/23	250,000	263,997
Corning Inc.
2.90%	05/15/22	255,000	257,051
Corp Andina de Fomento
4.38%	06/15/22	250,000	274,665
Costco Wholesale Corp.
2.25%	02/15/22	85,000	86,248
COX Communications Inc.
4.70%	12/15/42	218,000	180,032	(e)
Credit Suisse AG
2.30%	05/28/19	350,000	353,387
3.63%	09/09/24	250,000	253,585
5.30%	08/13/19	500,000	548,830
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	238,237
CSX Corp.
4.10%	03/15/44	318,000	313,835
CVS Health Corp.
2.25%	12/05/18	500,000	512,229
2.75%	12/01/22	500,000	513,694
3.38%	08/12/24	250,000	262,711
Deere & Co.
3.90%	06/09/42	471,000	467,249
Delphi Corp.
4.15%	03/15/24	150,000	154,292
Deutsche Bank AG
2.95%	08/20/20	250,000	251,065
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	375,002
Devon Energy Corp.
2.25%	12/15/18	500,000	466,718
3.25%	05/15/22	500,000	423,099
5.00%	06/15/45	100,000	74,655
Diageo Capital PLC
1.50%	05/11/17	500,000	502,565
Diageo Investment Corp.
2.88%	05/11/22	500,000	522,908
Discover Bank
4.20%	08/08/23	350,000	365,977
Discovery Communications LLC
3.25%	04/01/23	325,000	309,874
3.45%	03/15/25	135,000	127,493

DTE Electric Co.
3.70%	03/15/45	145,000	143,499
DTE Energy Co.
3.85%	12/01/23	250,000	263,255
Duke Energy Corp.
1.63%	08/15/17	884,000	885,492
3.05%	08/15/22	2,139,000	2,159,800
Eastman Chemical Co.
2.40%	06/01/17	500,000	504,178
Eaton Corp.
1.50%	11/02/17	500,000	500,465
eBay Inc.
1.35%	07/15/17	619,000	617,761
3.80%	03/09/22	145,000	149,351
Ecolab Inc.
1.45%	12/08/17	750,000	748,270
Ecopetrol S.A.
4.13%	01/16/25	250,000	211,875
7.63%	07/23/19	345,000	377,775
Eli Lilly & Co.
2.75%	06/01/25	45,000	46,123
EMC Corp.
1.88%	06/01/18	500,000	490,026
Emerson Electric Co.
2.63%	02/15/23	500,000	507,245
Enbridge Inc.
3.50%	06/10/24	65,000	58,595
Energy Transfer Partners LP
6.50%	02/01/42	250,000	230,072
6.70%	07/01/18	701,000	735,568
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	103,963
Entergy Louisiana LLC
4.05%	09/01/23	250,000	273,278
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	34,750
3.90%	02/15/24	175,000	176,950
4.45%	02/15/43	442,000	394,347
EOG Resources Inc.
2.45%	04/01/20	175,000	173,462
3.15%	04/01/25	80,000	77,719
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	253,710
European Investment Bank
1.00%	08/17/17	1,000,000	1,002,335
1.63%	12/15/20	1,000,000	1,006,970
3.25%	01/29/24	1,000,000	1,099,859
Eversource Energy
1.45%	05/01/18	250,000	247,816
3.15%	01/15/25	125,000	124,517
Exelon Generation Company LLC
2.95%	01/15/20	250,000	251,696
Export-Import Bank of Korea
2.38%	08/12/19	500,000	510,050
Express Scripts Holding Co.
4.75%	11/15/21	474,000	515,224

Exxon Mobil Corp.
2.71%	03/06/25	250,000	251,510
3.04%	03/01/26	50,000	51,197
3.18%	03/15/24	250,000	260,702
FedEx Corp.
2.70%	04/15/23	200,000	199,994
4.75%	11/15/45	195,000	206,434
Fifth Third BanCorp
4.50%	06/01/18	500,000	527,379
Fifth Third Bank
2.88%	10/01/21	230,000	234,387
Florida Power & Light Co.
4.13%	02/01/42	500,000	532,614
Ford Motor Co.
4.75%	01/15/43	800,000	798,381
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	248,436
2.60%	11/04/19	250,000	251,160
3.22%	01/09/22	250,000	254,781
General Electric Co.
5.25%	12/06/17	500,000	536,127	(c)
5.50%	01/08/20	1,000,000	1,147,447	(c)
6.75%	03/15/32	1,250,000	1,708,049	(c)
General Mills Inc.
3.65%	02/15/24	250,000	264,818
General Motors Co.
5.20%	04/01/45	250,000	234,952
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	150,508
4.38%	09/25/21	100,000	103,402
5.25%	03/01/26	155,000	162,660
Georgia Power Co.
4.30%	03/15/42	472,000	480,867
Gilead Sciences Inc.
3.70%	04/01/24	500,000	536,537
4.80%	04/01/44	250,000	274,774
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,006,782
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	760,592	(e)
Google Inc.
3.38%	02/25/24	225,000	246,290
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,093,321
Halliburton Co.
3.50%	08/01/23	900,000	909,107
Harris Corp.
3.83%	04/27/25	250,000	257,584
4.85%	04/27/35	40,000	41,586
HCP Inc. (REIT)
2.63%	02/01/20	500,000	493,300
Hess Corp.
8.13%	02/15/19	500,000	548,016
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	245,754	(e)
Honeywell International Inc.
3.35%	12/01/23	450,000	480,361

Hospitality Properties Trust
4.65%	03/15/24	250,000	245,431
HP Inc.
6.00%	09/15/41	262,000	235,691
HSBC Bank USA
5.88%	11/01/34	500,000	572,769
HSBC Finance Corp.
6.68%	01/15/21	250,000	287,312
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,100,473
HSBC USA Inc.
2.38%	11/13/19	350,000	351,682
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	253,708
Husky Energy Inc.
4.00%	04/15/24	100,000	94,642
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	269,595
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	758,572
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	215,705
Intel Corp.
1.35%	12/15/17	872,000	879,157
4.25%	12/15/42	186,000	192,036
Inter-American Development Bank
1.00%	07/14/17	500,000	500,902
2.13%	01/15/25	500,000	507,204
3.00%	02/21/24	500,000	543,539
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	1,041,053
2.50%	07/29/25	500,000	524,048
International Business Machines Corp.
4.00%	06/20/42	500,000	508,766
International Finance Corp.
1.25%	07/16/18	500,000	502,251
International Paper Co.
3.65%	06/15/24	500,000	507,598
Interstate Power & Light Co.
3.25%	12/01/24	350,000	360,574
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	205,820
Invesco Finance PLC
3.13%	11/30/22	500,000	510,264
Jabil Circuit Inc.
4.70%	09/15/22	223,000	220,770
Jefferies Group LLC
5.13%	01/20/23	250,000	250,982
John Deere Capital Corp.
1.95%	12/13/18	500,000	507,382
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	438,213
4.38%	12/05/33	250,000	284,857
Johnson Controls Inc.
3.63%	07/02/24	80,000	81,543

JPMorgan Chase & Co.
1.70%	03/01/18	200,000	200,683
2.25%	01/23/20	250,000	252,066
2.75%	06/23/20	250,000	256,111
3.13%	01/23/25	250,000	250,981
3.25%	09/23/22	436,000	454,846
3.38%	05/01/23	250,000	251,124
4.50%	01/24/22	703,000	776,191
6.30%	04/23/19	1,000,000	1,131,162
6.40%	05/15/38	500,000	664,289
KeyCorp
2.30%	12/13/18	170,000	171,041
2.90%	09/15/20	125,000	127,101
KFW
2.00%	10/04/22 - 05/02/25	1,750,000	1,772,330
4.50%	07/16/18	1,567,000	1,689,369
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	223,770
2.65%	03/01/25	55,000	55,954
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	730,999
5.00%	08/15/42	442,000	368,648
Kinder Morgan Inc.
4.30%	06/01/25	115,000	109,433
5.05%	02/15/46	150,000	127,395
5.30%	12/01/34	300,000	259,409
KLA-Tencor Corp.
4.65%	11/01/24	215,000	217,562
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	527,352
Kraft Heinz Foods Co.
5.00%	06/04/42	500,000	544,420
5.20%	07/15/45	150,000	167,881	(e)
L-3 Communications Corp.
5.20%	10/15/19	500,000	532,498
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	206,766
Lam Research Corp.
3.80%	03/15/25	115,000	110,102
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	499,555
Lincoln National Corp.
4.20%	03/15/22	317,000	333,158
Lloyds Bank PLC
2.40%	03/17/20	250,000	250,870
2.70%	08/17/20	250,000	253,095
Lockheed Martin Corp.
3.60%	03/01/35	55,000	53,507
4.25%	11/15/19	500,000	547,972
4.70%	05/15/46	250,000	279,617
Loews Corp.
2.63%	05/15/23	400,000	394,696
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	795,843
3.38%	09/15/25	30,000	32,181
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	287,687

Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	512,915
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	264,060
McDonald’s Corp.
1.88%	05/29/19	500,000	505,646
3.70%	02/15/42	250,000	230,988
McGraw Hill Financial Inc.
4.40%	02/15/26	250,000	271,854
McKesson Corp.
3.80%	03/15/24	250,000	260,983
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	116,848
Medtronic Inc.
3.63%	03/15/24	200,000	214,831
4.50%	03/15/42	250,000	272,165
4.63%	03/15/44 - 03/15/45	400,000	447,017
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	394,438
Merck & Company Inc.
2.40%	09/15/22	878,000	895,567
2.75%	02/10/25	70,000	71,692
MetLife Inc.
1.76%	12/15/17	500,000	502,802
4.13%	08/13/42	250,000	238,790
6.50%	12/15/32	250,000	309,553
Microsoft Corp.
0.88%	11/15/17	1,000,000	1,000,643
3.50%	02/12/35	65,000	63,673
3.75%	05/01/43	300,000	297,497
4.45%	11/03/45	425,000	469,844
Mondelez International Inc.
4.00%	02/01/24	250,000	268,512
Monsanto Co.
3.95%	04/15/45	150,000	129,427
4.20%	07/15/34	70,000	66,869
Moody’s Corp.
4.88%	02/15/24	250,000	274,895
Morgan Stanley
2.38%	07/23/19	350,000	353,754
2.80%	06/16/20	230,000	234,342
3.95%	04/23/27	250,000	250,391
4.00%	07/23/25	95,000	99,379
4.10%	05/22/23	250,000	257,901
4.35%	09/08/26	250,000	257,392
4.88%	11/01/22	250,000	271,820
5.50%	07/28/21	898,000	1,025,310
6.63%	04/01/18	433,000	473,123
Motorola Solutions Inc.
3.50%	09/01/21	250,000	248,275
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	244,374
National Australia Bank Ltd.
2.30%	07/25/18	500,000	507,417
NetApp Inc.
3.38%	06/15/21	210,000	211,120
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	501,555

Newmont Mining Corp.
3.50%	03/15/22	250,000	248,472
Nexen Energy ULC
6.40%	05/15/37	500,000	567,409
Nisource Finance Corp.
3.85%	02/15/23	574,000	602,105
Noble Energy Inc.
8.25%	03/01/19	500,000	550,353
Norfolk Southern Corp.
4.80%	08/15/43	250,000	269,353
Northrop Grumman Corp.
1.75%	06/01/18	750,000	752,347
Novartis Capital Corp.
2.40%	09/21/22	552,000	565,629
3.00%	11/20/25	250,000	260,758
NYSE Holdings LLC
2.00%	10/05/17	500,000	503,688
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	498,542
3.40%	04/15/26	140,000	141,092	(g)
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	190,511
Omnicom Group Inc.
3.63%	05/01/22	500,000	525,154
ONEOK Partners LP
6.13%	02/01/41	312,000	281,455
Oracle Corp.
1.20%	10/15/17	1,000,000	1,005,590
2.25%	10/08/19	250,000	258,001
3.25%	05/15/30	250,000	252,167
3.63%	07/15/23	125,000	135,445
4.30%	07/08/34	500,000	525,976
Orange S.A.
9.00%	03/01/31	250,000	379,551
Owens Corning
4.20%	12/15/22	250,000	253,425
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	779,275
PacifiCorp
6.25%	10/15/37	153,000	199,875
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	371,480
Pentair Finance S.A.
3.15%	09/15/22	500,000	480,877
PepsiCo Inc.
1.85%	04/30/20	250,000	255,043
2.75%	03/01/23	250,000	260,493
4.45%	04/14/46	250,000	278,824
7.90%	11/01/18	1,000,000	1,165,165
Petroleos Mexicanos
3.50%	07/18/18	500,000	506,750
4.50%	01/23/26	100,000	93,150
5.50%	01/21/21 - 06/27/44	679,000	667,768
6.38%	01/23/45	250,000	231,750
6.50%	06/02/41	167,000	157,231
6.88%	08/04/26	250,000	270,625	(e)
Pfizer Inc.
4.30%	06/15/43	350,000	383,255
6.20%	03/15/19	1,000,000	1,137,915

Philip Morris International Inc.
3.88%	08/21/42	442,000	437,770
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	447,399
PNC Bank NA
2.25%	07/02/19	500,000	508,025
2.95%	02/23/25	400,000	401,233
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	251,865
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	510,255
Principal Financial Group Inc.
1.85%	11/15/17	250,000	250,521
3.40%	05/15/25	250,000	247,493
Prologis LP (REIT)
4.25%	08/15/23	250,000	270,842
Prudential Financial Inc.
5.63%	05/12/41	225,000	248,648
7.38%	06/15/19	350,000	406,245
Public Service Company of Colorado
3.95%	03/15/43	250,000	259,646
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	252,345
2.38%	05/15/23	500,000	499,424
3.05%	11/15/24	250,000	260,061
Puget Energy Inc.
3.65%	05/15/25	300,000	302,068
QUALCOMM Inc.
4.65%	05/20/35	150,000	154,005
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	150,947
4.25%	04/01/24	250,000	260,428
Qwest Corp.
6.75%	12/01/21	500,000	537,500
Raytheon Co.
3.15%	12/15/24	90,000	94,982
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	530,546
Regions Bank
2.25%	09/14/18	250,000	249,607
Republic Services Inc.
3.20%	03/15/25	250,000	251,436
5.50%	09/15/19	500,000	555,275
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	766,834
Rogers Communications Inc.
3.00%	03/15/23	250,000	252,756
3.63%	12/15/25	60,000	62,491
Royal Bank of Canada
1.20%	09/19/17	500,000	499,505
1.80%	07/30/18	200,000	201,018
2.15%	03/06/20	250,000	254,642
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	561,099
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	534,667
Sanofi
1.25%	04/10/18	500,000	502,686

Santander Holdings USA Inc.
2.65%	04/17/20	150,000	148,389
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	252,484
Seagate HDD Cayman
3.75%	11/15/18	125,000	124,470
4.75%	06/01/23	250,000	207,156
Sempra Energy
4.05%	12/01/23	250,000	262,894
Shell International Finance BV
2.00%	11/15/18	225,000	227,903
4.13%	05/11/35	250,000	256,220
4.38%	03/25/20	1,000,000	1,092,065
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	628,404
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	170,206
Southern California Edison Co.
3.60%	02/01/45	825,000	807,049
Southern Copper Corp.
5.88%	04/23/45	255,000	225,469
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	221,425
Spectra Energy Partners LP
3.50%	03/15/25	250,000	241,569
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	254,187
State Street Corp.
3.30%	12/16/24	95,000	98,867	(b)
3.70%	11/20/23	275,000	296,342	(b)
Statoil ASA
2.45%	01/17/23	750,000	727,360
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	253,045
2.50%	07/19/18	500,000	507,022
Suncor Energy Inc.
6.85%	06/01/39	250,000	277,769
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	251,274
SunTrust Banks Inc.
2.35%	11/01/18	350,000	352,483
Target Corp.
4.00%	07/01/42	500,000	535,470
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	255,233
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,118,689
Texas Instruments Inc.
1.75%	05/01/20	250,000	251,505
The Allstate Corp.
5.75%	08/15/53	250,000	254,063	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	508,334
3.00%	02/24/25	105,000	106,321
The Bank of Nova Scotia
1.95%	01/15/19	250,000	251,935
2.05%	10/30/18	250,000	252,445

The Boeing Co.
0.95%	05/15/18	325,000	324,403
3.30%	03/01/35	65,000	62,944
The Charles Schwab Corp.
2.20%	07/25/18	200,000	202,847
The Chubb Corp.
6.38%	03/29/67	250,000	217,500	(f)
The Clorox Co.
3.50%	12/15/24	250,000	260,583
The Coca-Cola Co.
1.15%	04/01/18	250,000	251,656
2.45%	11/01/20	500,000	522,172
The Dow Chemical Co.
3.00%	11/15/22	437,000	447,079
4.38%	11/15/42	437,000	419,585
The Goldman Sachs Group Inc.
2.75%	09/15/20	750,000	761,634
3.85%	07/08/24	250,000	258,417
5.75%	01/24/22	500,000	577,145
6.25%	02/01/41	350,000	435,277
6.75%	10/01/37	700,000	833,033
The Home Depot Inc.
2.63%	06/01/22	190,000	196,595
4.20%	04/01/43	250,000	269,562
4.40%	04/01/21	500,000	560,085
The Kroger Co.
3.85%	08/01/23	500,000	537,803
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,100,235
The Progressive Corp.
4.35%	04/25/44	100,000	106,406
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	435,934
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	253,424
2.63%	09/10/18	250,000	256,247
The Travelers Companies Inc.
5.35%	11/01/40	250,000	307,344
The Walt Disney Co.
2.30%	02/12/21	130,000	134,287
3.15%	09/17/25	165,000	177,327
The Western Union Co.
2.88%	12/10/17	500,000	507,454
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	81,621
4.15%	02/01/24	25,000	26,364
Thomson Reuters Corp.
4.50%	05/23/43	150,000	137,244
Time Warner Cable Inc.
4.50%	09/15/42	500,000	443,971
6.75%	07/01/18	788,000	867,088
Time Warner Inc.
6.10%	07/15/40	650,000	739,966
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,004,112
2.75%	06/19/21	250,000	257,336
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,005,423

TransAlta Corp.
4.50%	11/15/22	873,000	648,260
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	420,678
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,913
Tyson Foods Inc.
2.65%	08/15/19	250,000	256,446
4.88%	08/15/34	70,000	75,298
Unilever Capital Corp.
2.20%	03/06/19	400,000	412,156
Union Pacific Corp.
4.75%	12/15/43	250,000	279,859
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	231,768	241,039
United Parcel Service Inc.
2.45%	10/01/22	875,000	910,290
United Technologies Corp.
1.80%	06/01/17	472,000	476,599
4.50%	06/01/42	458,000	496,381
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	438,703
4.63%	07/15/35	45,000	50,192
6.88%	02/15/38	250,000	350,904
US Bank NA
2.80%	01/27/25	350,000	357,258
Vale Overseas Ltd.
6.88%	11/10/39	750,000	585,450
Valero Energy Corp.
6.63%	06/15/37	500,000	542,448
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	500,000	500,697
Verizon Communications Inc.
3.85%	11/01/42	686,000	623,145
4.40%	11/01/34	250,000	252,794
4.52%	09/15/48	150,000	150,301
5.05%	03/15/34	250,000	271,024
5.15%	09/15/23	1,250,000	1,443,281
6.40%	09/15/33	500,000	615,124
6.55%	09/15/43	250,000	328,839
Verizon New York Inc.
7.38%	04/01/32	250,000	283,344
Viacom Inc.
3.25%	03/15/23	200,000	193,575
5.85%	09/01/43	100,000	96,177
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	555,491
Visa Inc.
4.30%	12/14/45	350,000	383,022
Vodafone Group PLC
2.50%	09/26/22	376,000	367,567
4.38%	02/19/43	250,000	225,054
Voya Financial Inc.
2.90%	02/15/18	250,000	253,880
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,742,315
Walgreens Boots Alliance Inc.
4.50%	11/18/34	155,000	150,559

Waste Management Inc.
2.90%	09/15/22	500,000	509,789
Wells Fargo & Co.
1.40%	09/08/17	500,000	500,934
1.50%	01/16/18	500,000	502,990
2.15%	01/30/20	920,000	931,079
2.50%	03/04/21	240,000	243,148
4.13%	08/15/23	250,000	266,790
4.65%	11/04/44	150,000	153,960
5.61%	01/15/44	569,000	652,164
Welltower Inc.
2.25%	03/15/18	500,000	502,809
5.13%	03/15/43	250,000	254,061
Western Gas Partners LP
5.45%	04/01/44	150,000	119,199
Westpac Banking Corp.
1.50%	12/01/17	500,000	501,657
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	122,168
Whirlpool Corp.
3.70%	05/01/25	250,000	255,099
Williams Partners LP
5.10%	09/15/45	150,000	107,957
5.80%	11/15/43	250,000	195,215
WPP Finance 2010
5.13%	09/07/42	191,000	186,655
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	257,115
Xcel Energy Inc.
3.30%	06/01/25	250,000	256,484
Zoetis Inc.
4.70%	02/01/43	250,000	235,169
			210,551,374
Non-Agency Collateralized Mortgage Obligations—0.3%
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	186,895	193,704	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	603,977	635,372	(f)
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	858,203
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	500,000	531,515
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,116,675	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	804,027	(f)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	540,904
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.74%	06/15/49	870,000	889,959	(f)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	802,469	(f)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	470,000	499,025	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	223,213	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,234,019
			8,329,085

Sovereign Bonds—0.4%
Government of Chile
3.63%	10/30/42	350,000	329,875
Government of Colombia
4.38%	07/12/21	300,000	312,750
5.00%	06/15/45	250,000	232,500
6.13%	01/18/41	250,000	262,500
Government of Italy
5.38%	06/15/33	250,000	293,152
Government of Mexico
3.50%	01/21/21	250,000	258,750
4.75%	03/08/44	702,000	700,245
5.75%	10/12/10	172,000	174,150
6.05%	01/11/40	130,000	152,425
Government of Panama
6.70%	01/26/36	250,000	318,750
Government of Peru
6.55%	03/14/37	297,000	369,765
7.35%	07/21/25	100,000	131,500
Government of Philippines
4.00%	01/15/21	500,000	548,948
7.75%	01/14/31	500,000	760,243
Government of Poland
3.00%	03/17/23	147,000	147,368
5.00%	03/23/22	500,000	558,225
6.38%	07/15/19	74,000	84,129
Government of South Africa
5.38%	07/24/44	250,000	247,040
Government of Turkey
3.25%	03/23/23	500,000	471,249
4.88%	04/16/43	500,000	463,875
5.75%	03/22/24	250,000	271,150
6.75%	04/03/18	500,000	538,165
7.38%	02/05/25	500,000	599,250
Government of Uruguay
4.50%	08/14/24	500,000	531,250
			8,757,254
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	363,447
Bay Area Toll Authority
6.26%	04/01/49	250,000	352,682
Chicago Transit Authority
6.90%	12/01/40	250,000	297,590
City of New York
5.97%	03/01/36	250,000	320,790
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	261,014
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	225,596
Dallas Area Rapid Transit
5.02%	12/01/48	150,000	189,329
6.00%	12/01/44	100,000	136,905
East Bay Municipal Utility District
5.87%	06/01/40	100,000	130,541
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	103,013

Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	142,842
6.60%	07/01/50	90,000	129,776
Los Angeles Unified School District
5.76%	07/01/29	160,000	196,208
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	348,952
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	311,317
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	320,000	342,842
New York City Water & Sewer System
6.01%	06/15/42	250,000	342,697
North Texas Tollway Authority
6.72%	01/01/49	100,000	145,280
Port Authority of New York & New Jersey
4.46%	10/01/62	200,000	209,126
5.31%	08/01/46	200,000	216,158
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	200,000	268,652
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	204,377
State of California
5.70%	11/01/21	705,000	839,584
7.55%	04/01/39	200,000	306,208
State of Illinois
5.10%	06/01/33	800,000	748,120
State of Texas
5.52%	04/01/39	200,000	264,112
Texas Transportation Commission
5.03%	04/01/26	100,000	121,087
University of California
4.60%	05/15/31	100,000	111,142
4.77%	05/15/15	100,000	101,861
6.58%	05/15/49	100,000	135,525
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	218,070
University of Texas System
4.79%	08/15/46	125,000	152,143
			8,236,986
FNMA (TBA)—0.0% *
Lehman TBA

5.50%	TBA	403,163	23,787	(d,h)
Total Bonds and Notes (Cost $729,348,013)			741,901,959

Total Investments in Securities (Cost $2,023,415,602)			2,235,140,362
Short-Term Investments—7.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $184,191,126)			184,191,126	(i,j,k)

Total Investments (Cost $2,207,606,728)			2,419,331,488

Liabilities in Excess of Other Assets, net—(0.7)%			(17,978,047)

NET ASSETS—100.0%			$2,401,353,441

Other Information:

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	June 2016	35	$2,844,625	$30,668
MSCI Emerging Market Mini Futures	June 2016	19	792,205	22,003
Russell 2000 Mini Index Futures	June 2016	8	887,680	37,682
S&P 500 Emini Index Futures	June 2016	108	11,078,100	429,750
S&P Mid 400 Emini Index Futures	June 2016	4	576,480	18,501

				$538,604

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2016	237	$(24,310,275)	$(389,413)

				$149,191

The Fund held the following TBA sale commitments as of March 31, 2016:

		Principal Amount	Fair Value
Agency Mortgage Backed
Federal National Mortgage Assoc. TBA
3.00%	TBA	$(153,000)	$(159,925	)(g)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $3,083,668 or 0.13% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Security is in default.

(i)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(j)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(k)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MBIA	Municipal Bond Investors Assurance Corporation

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Fund was invested in the following countries/territories at March 31, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.74%
Japan	3.92%
United Kingdom	3.75%
Canada	1.89%
Switzerland	1.86%
France	1.85%
Germany	1.76%
Australia	1.34%
China	1.25%
South Korea	0.83%
Netherlands	0.72%
Taiwan	0.65%
Hong Kong	0.62%
Spain	0.58%
Ireland	0.53%
Sweden	0.51%
India	0.42%
Mexico	0.40%
Italy	0.38%
South Africa	0.37%
Brazil	0.37%
Singapore	0.35%
Denmark	0.34%
Supranational	0.31%
Belgium	0.25%
Russian Federation	0.19%
Malaysia	0.19%
Turkey	0.18%
Finland	0.17%
Indonesia	0.14%
Philippines	0.13%
Norway	0.13%
Israel	0.12%
Thailand	0.12%
Poland	0.11%
Colombia	0.08%
Chile	0.08%
Qatar	0.05%
United Arab Emirates	0.04%
Austria	0.03%
Luxembourg	0.03%
Peru	0.03%

Portugal	0.03%
New Zealand	0.03%
Cayman Islands	0.02%
Uruguay	0.02%
Greece	0.02%
Hungary	0.01%
Panama	0.01%
Bermuda	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Malta	0.01%
Puerto Rico	0.00	%***
Monaco	0.00	%***
United States Virgin Islands	0.00	%***
Jersey	0.00	%***
Bahamas	0.00	%***
	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.51%	3.13%	4.64%
Pharmaceuticals	1.87%	1.74%	3.61%
Integrated Oil & Gas	1.13%	0.98%	2.11%
Internet Software & Services	1.53%	0.36%	1.89%
Technology Hardware, Storage & Peripherals	1.45%	0.42%	1.87%
Integrated Telecommunication Services	0.94%	0.68%	1.62%
Industrial Conglomerates	0.93%	0.41%	1.34%
Packaged Foods & Meats	0.57%	0.74%	1.31%
Biotechnology	1.10%	0.20%	1.30%
Semiconductors	0.80%	0.49%	1.29%
Systems Software	1.17%	0.04%	1.21%
Electric Utilities	0.77%	0.40%	1.17%
Aerospace & Defense	0.87%	0.25%	1.12%
Tobacco	0.62%	0.35%	0.97%
Automobile Manufacturers	0.19%	0.77%	0.96%
Data Processing & Outsourced Services	0.84%	0.09%	0.93%
Healthcare Equipment	0.57%	0.35%	0.92%
Household Products	0.69%	0.21%	0.90%
Life & Health Insurance	0.27%	0.60%	0.87%
Soft Drinks	0.73%	0.06%	0.79%
Oil & Gas Exploration & Production	0.56%	0.20%	0.76%
Internet Retail	0.69%	0.05%	0.74%
IT Consulting & Other Services	0.35%	0.36%	0.71%
Restaurants	0.52%	0.13%	0.65%
Multi-Utilities	0.42%	0.23%	0.65%
Multi-Sector Holdings	0.53%	0.11%	0.64%
Regional Banks	0.38%	0.26%	0.64%
Industrial Machinery	0.23%	0.40%	0.63%
Multi-Line Insurance	0.19%	0.40%	0.59%
Wireless Telecommunication Services	0.00%	0.59%	0.59%
Cable & Satellite	0.41%	0.18%	0.59%
Movies & Entertainment	0.51%	0.06%	0.57%
Application Software	0.31%	0.26%	0.57%
Railroads	0.25%	0.30%	0.55%
Property & Casualty Insurance	0.19%	0.36%	0.55%
Managed Healthcare	0.54%	0.01%	0.55%

Retail REITs	0.25%	0.24%	0.49%
Asset Management & Custody Banks	0.40%	0.09%	0.49%
Communications Equipment	0.35%	0.14%	0.49%
Hypermarkets & Super Centers	0.35%	0.13%	0.48%
Home Improvement Retail	0.47%	0.01%	0.48%
Apparel, Accessories & Luxury Goods	0.14%	0.34%	0.48%
Specialty Chemicals	0.19%	0.26%	0.45%
Food Retail	0.10%	0.33%	0.43%
Personal Products	0.04%	0.39%	0.43%
Brewers	0.03%	0.37%	0.40%
Specialized REITs	0.40%	0.00%	0.40%
Investment Banking & Brokerage	0.27%	0.13%	0.40%
Apparel Retail	0.24%	0.15%	0.39%
Diversified Chemicals	0.24%	0.15%	0.39%
Oil & Gas Equipment & Services	0.33%	0.06%	0.39%
Electrical Components & Equipment	0.19%	0.19%	0.38%
Specialized Finance	0.21%	0.16%	0.37%
Drug Retail	0.36%	0.01%	0.37%
Oil & Gas Refining & Marketing	0.20%	0.16%	0.36%
Auto Parts & Equipment	0.07%	0.27%	0.34%
Air Freight & Logistics	0.26%	0.08%	0.34%
Diversified Metals & Mining	0.04%	0.30%	0.34%
Diversified Real Estate Activities	0.00%	0.32%	0.32%
Consumer Finance	0.27%	0.04%	0.31%
Oil & Gas Storage & Transportation	0.15%	0.15%	0.30%
Airlines	0.23%	0.07%	0.30%
Trading Companies & Distributors	0.07%	0.21%	0.28%
Construction Machinery & Heavy Trucks	0.17%	0.10%	0.27%
Life Sciences Tools & Services	0.24%	0.02%	0.26%
Construction & Engineering	0.03%	0.23%	0.26%
Healthcare Services	0.15%	0.11%	0.26%
Electronic Components	0.08%	0.18%	0.26%
Fertilizers & Agricultural Chemicals	0.12%	0.13%	0.25%
Commodity Chemicals	0.07%	0.17%	0.24%
Industrial Gases	0.13%	0.10%	0.23%
General Merchandise Stores	0.19%	0.04%	0.23%
Construction Materials	0.05%	0.17%	0.22%
Healthcare Distributors	0.19%	0.03%	0.22%
Distillers & Vintners	0.07%	0.14%	0.21%
Hotels, Resorts & Cruise Lines	0.16%	0.05%	0.21%
Gas Utilities	0.06%	0.14%	0.20%
Footwear	0.16%	0.04%	0.20%
Residential REITs	0.16%	0.04%	0.20%
Building Products	0.03%	0.16%	0.19%
Semiconductor Equipment	0.10%	0.09%	0.19%
Steel	0.03%	0.15%	0.18%
Research & Consulting Services	0.10%	0.07%	0.17%
Diversified Capital Markets	0.00%	0.17%	0.17%
Broadcasting	0.09%	0.08%	0.17%
Automotive Retail	0.15%	0.02%	0.17%
Gold	0.03%	0.13%	0.16%
Office REITs	0.10%	0.06%	0.16%
Publishing	0.01%	0.15%	0.16%
Insurance Brokers	0.06%	0.10%	0.16%
Advertising	0.06%	0.09%	0.15%
Department Stores	0.06%	0.09%	0.15%
Health Care REITs	0.15%	0.00%	0.15%
Electronic Equipment & Instruments	0.02%	0.13%	0.15%

Healthcare Facilities	0.09%	0.05%	0.14%
Home Building	0.05%	0.09%	0.14%
Healthcare Supplies	0.04%	0.10%	0.14%
Reinsurance	0.01%	0.13%	0.14%
Diversified REITs	0.00%	0.13%	0.13%
Casinos & Gaming	0.01%	0.12%	0.13%
Electronic Manufacturing Services	0.00%	0.13%	0.13%
Consumer Electronics	0.01%	0.11%	0.12%
Real Estate Development	0.00%	0.12%	0.12%
Paper Packaging	0.08%	0.04%	0.12%
Home Entertainment Software	0.07%	0.04%	0.11%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Tires & Rubber	0.02%	0.09%	0.11%
Specialty Stores	0.07%	0.03%	0.10%
Leisure Products	0.04%	0.06%	0.10%
Industrial REITs	0.04%	0.05%	0.09%
Thrifts & Mortgage Finance	0.00%	0.09%	0.09%
Real Estate Operating Companies	0.00%	0.09%	0.09%
Human Resource & Employment Services	0.01%	0.07%	0.08%
Security & Alarm Services	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Agricultural & Farm Machinery	0.05%	0.03%	0.08%
Highways & Railtracks	0.00%	0.08%	0.08%
Agricultural Products	0.04%	0.04%	0.08%
Independent Power Producers & Energy Traders	0.03%	0.04%	0.07%
Water Utilities	0.02%	0.05%	0.07%
Household Appliances	0.03%	0.04%	0.07%
Home Furnishings	0.03%	0.04%	0.07%
Heavy Electrical Equipment	0.00%	0.06%	0.06%
Airport Services	0.00%	0.06%	0.06%
Other Diversified Financial Services	0.00%	0.06%	0.06%
Trucking	0.02%	0.04%	0.06%
Alternative Carriers	0.03%	0.03%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Hotel & Resort REITs	0.06%	0.00%	0.06%
Paper Products	0.00%	0.06%	0.06%
Distributors	0.05%	0.00%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Marine	0.00%	0.05%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Aluminum	0.02%	0.02%	0.04%
Leisure Facilities	0.01%	0.03%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Home Furnishing Retail	0.02%	0.02%	0.04%
Office Services & Supplies	0.01%	0.02%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Coal & Consumable Fuels	0.00%	0.03%	0.03%
Technology Distributors	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Education Services	0.00%	0.03%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.00%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.01%	0.01%

Silver	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			61.72%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.99%
Agency Mortgage Backed	9.52%
Corporate Notes	8.70%
Sovereign Bonds	0.36%
Non-Agency Collateralized Mortgage Obligations	0.35%
Municipal Bonds and Notes	0.34%
Agency Collateralized Mortgage Obligations	0.20%
Asset Backed	0.17%
U.S. Government Sponsored Agencies	0.04%
FNMA (TBA)	0.00	%***

	30.67%

Short-Term Investments
Short-Term Investments	7.61%

	7.61%

	100.00%

GEI Real Estate Securities Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Common Stock (REITs)—98.1% †	Number of Shares	Fair Value
Alternate Housing—1.6%
American Campus Communities Inc.	4,520	$212,847
American Homes 4 Rent, Class A	13,950	221,805
Education Realty Trust Inc.	20,230	841,568
		1,276,220
Diversified—2.7%
Vornado Realty Trust	11,520	1,087,833
Washington Real Estate Investment Trust	36,400	1,063,244
		2,151,077
Freestanding—6.0%
National Retail Properties Inc.	37,920	1,751,904
Spirit Realty Capital Inc.	91,470	1,029,038
STORE Capital Corp.	74,990	1,940,741
		4,721,683
Healthcare—11.9%
Care Capital Properties Inc.	21,630	580,549
HCP Inc.	57,110	1,860,644
Healthcare Trust of America Inc.	24,390	717,554
Physicians Realty Trust	6,560	121,885
Ventas Inc.	26,490	1,667,810
Welltower Inc.	63,470	4,401,010
		9,349,452
Hotel—4.9%
Chesapeake Lodging Trust	15,410	407,749
Hospitality Properties Trust	14,720	390,963
Host Hotels & Resorts Inc.	137,170	2,290,739
Sunstone Hotel Investors Inc.	58,043	812,602
		3,902,053
Industrial—7.6%
Duke Realty Corp.	82,795	1,866,199
First Industrial Realty Trust Inc.	32,180	731,773
Liberty Property Trust	39,610	1,325,351
Prologis Inc.	34,150	1,508,747
PS Business Parks Inc.	5,570	559,841
		5,991,911
Multifamily—13.6%
Apartment Investment & Management Co., Class A	37,200	1,555,704
AvalonBay Communities Inc.	16,300	3,100,260
Camden Property Trust	14,110	1,186,510
Equity Residential	22,550	1,691,926
Essex Property Trust Inc.	11,140	2,605,200
Post Properties Inc.	9,020	538,855
		10,678,455
Office—11.8%
Boston Properties Inc.	18,410	2,339,543
Brandywine Realty Trust	22,180	311,185
Corporate Office Properties Trust	25,370	665,709
Douglas Emmett Inc.	15,090	454,360
Empire State Realty Trust Inc., Class A	82,720	1,450,081
Equity Commonwealth	16,230	458,011	(a)
Highwoods Properties Inc.	29,120	1,392,227
Hudson Pacific Properties Inc.	43,430	1,255,995
Kilroy Realty Corp.	9,640	596,427
SL Green Realty Corp.	3,620	350,706
		9,274,244

Regional Malls—11.6%
General Growth Properties Inc.	52,900	1,572,717
Simon Property Group Inc.	28,230	5,863,089
Taubman Centers Inc.	7,600	541,348
The Macerich Co.	14,550	1,152,942
		9,130,096
Self Storage—8.3%
CubeSmart	34,940	1,163,502
Public Storage	16,500	4,551,195
Sovran Self Storage Inc.	6,840	806,778
		6,521,475
Shopping Centers—9.7%
Equity One Inc.	54,090	1,550,219
Federal Realty Investment Trust	4,750	741,238
Kimco Realty Corp.	52,680	1,516,130
Ramco-Gershenson Properties Trust	22,180	399,905
Regency Centers Corp.	14,120	1,056,882
Urban Edge Properties	35,240	910,602
Weingarten Realty Investors	39,130	1,468,158
		7,643,134
Specialty—8.4%
CyrusOne Inc.	35,160	1,605,054
Digital Realty Trust Inc.	15,810	1,399,027
DuPont Fabros Technology Inc.	7,580	307,217
Equinix Inc.	7,970	2,635,759
QTS Realty Trust Inc., Class A	13,350	632,523
		6,579,580

Total Common Stock (REITs) (Cost $67,793,937)		77,219,380

Short-Term Investments—1.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.28%
(Cost $1,175,137)		1,175,137	(b,c)

Total Investments (Cost $68,969,074)		78,394,517

Other Assets and Liabilities, net—0.4%		280,155

NET ASSETS—100.0%		$78,674,672

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

REIT	Real Estate Investment Trust

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended March 31, 2016, the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund and Small-Cap Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2016, the Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Income Fund and Total Return Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at March 31, 2016:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$28,477,146	$—	$—	$28,477,146
	Exchange Traded Funds	458,665	—	—	458,665
	Short-Term Investments	601,740	—	—	601,740

	Total Investments in Securities	$29,537,551	$—	$—	$29,537,551

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$173,489,442	$—	$—	$173,489,442
	Short-Term Investments	1,273,952	—	—	1,273,952

	Total Investments in Securities	$174,763,394	$—	$—	$174,763,394

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$29,378	$—	$—	$29,378

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$33,122,220	$—	$—	$33,122,220
	Short-Term Investments	1,264,653	—	—	1,264,653

	Total Investments in Securities	$34,386,873	$—	$—	$34,386,873

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$8,460	$—	$—	$8,460

Core Value Equity Fund	Investments in Securities†
	Common Stock	$13,600,102	$—	$—	$13,600,102
	Exchange Traded Funds	225,068	—	—	225,068
	Short-Term Investments	144,761	—	—	144,761

	Total Investments in Securities	$13,969,931	$—	$—	$13,969,931

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$35,226,067	$—	$—	$35,226,067
	Short-Term Investments	2,094,310	—	—	2,094,310

	Total Investments in Securities	$37,320,377	$—	$—	$37,320,377

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$15,101	$—	$—	$15,101

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$4,411,054	$—	$4,411,054
	Agency Mortgage Backed	—	7,364,945	—	7,364,945
	Agency Collateralized Mortgage Obligations	—	144,273	—	144,273
	Corporate Notes	—	11,948,308	—	11,948,308
	Non-Agency Collateralized Mortgage Obligations	—	3,047,590	11,930	3,059,520
	Sovereign Bonds	—	86,433	—	86,433
	Municipal Bonds and Notes	—	271,407	—	271,407
	FNMA (TBA)	—	—	3,188	3,188
	Preferred Stock	36,772	—	—	36,772
	Short-Term Investments	545,952	—	—	545,952

	Total Investments in Securities	$582,724	$27,274,010	$15,118	$27,871,852

	Other Financial Instruments*
	Credit Default Swap Contracts—Unrealized Depreciation	$—	$(10,152)	$—	$(10,152)
	Long Futures Contracts—Unrealized Appreciation	1,278	—	—	1,278
	Long Futures Contracts—Unrealized Depreciation	(4,733)	—	—	(4,733)
	Short Futures Contracts—Unrealized Appreciation	7,082	—	—	7,082

	Total Other Financial Instruments	$3,627	$(10,152)	$—	$(6,525)

Total Return Fund	Investments in Securities†
	Domestic Equity	$892,061,352	$—	$12,980	$892,074,332
	Foreign Equity	600,533,848	322,188	308,035	601,164,071
	U.S. Treasuries	—	265,871,481	—	265,871,481
	U.S. Government Sponsored Agencies	—	997,511	—	997,511
	Agency Collateralized Mortgage Obligations	—	4,765,031	—	4,765,031
	Agency Mortgage Backed	—	230,395,690	—	230,395,690
	Asset Backed	—	3,973,760	—	3,973,760
	Corporate Notes	—	210,551,374	—	210,551,374
	Non-Agency Collateralized Mortgage Obligations	—	8,329,085	—	8,329,085
	Sovereign Bonds	—	8,757,254	—	8,757,254
	Municipal Bonds and Notes	—	8,236,986	—	8,236,986
	FNMA (TBA)	—	—	23,787	23,787
	Short-Term Investments	184,191,126	—	—	184,191,126

	Total Investments in Securities	$1,676,786,326	$742,200,360	$344,802	$2,419,331,488

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$538,604	$—	$—	$538,604
	Short Futures Contracts—Unrealized Depreciation	(389,413)	—	—	(389,413)
	TBA Sale Commitments	—	(159,925)	—	(159,925)

	Total Other Financial Instruments	$149,191	$(159,925)	$—	$(10,734)

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$77,219,380	$—	$—	$77,219,380
	Short-Term Investments	1,175,137	—	—	1,175,137

	Total Investments in Securities	$78,394,517	$—	$—	$78,394,517

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2016 is not presented.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$26,375,730	$4,042,466	$(880,645)	$3,161,821
S&P 500 Index Fund	107,869,902	70,951,563	(4,058,071)	66,893,492
Premier Growth Equity Fund	26,021,467	9,087,617	(722,211)	8,365,406
Core Value Equity Fund	12,525,589	1,836,757	(392,415)	1,444,342
Small-Cap Equity Fund	34,617,238	5,504,352	(2,801,213)	2,703,139
Income Fund	27,554,044	765,336	(447,528)	317,808
Total Return Fund	2,218,666,081	343,073,092	(142,407,685)	200,665,407
Real Estate Securities Fund	69,080,769	10,281,956	(968,208)	9,313,748

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds of the GE Investments Funds, Inc. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for Funds with subadvisers). The Company’s Board of Directors has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation, for each of the Funds, and where applicable, subadvisory contacts between SSGA FM and the current subadvisers (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ shareholders for approval. Subject to requisite approval by the shareholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: May 23, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: May 23, 2016